December  27,  2002


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series
Tax  Managed  Series
PureMark  Series
Equity  Series
Overseas  Series

Dear  Shareholder:

Enclosed are copies of the Annual Reports for each of the above Series of the Exeter Fund in which you owned shares as of October 31, 2002. The reports include information about the Series' performance as well as portfolio listings as of that date.

For investors in the Objectives-Based Series (Defensive, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series), a prospectus supplement is also enclosed. This supplement provides information on the recent name change of these Series. This change was made to more clearly convey the objectives of each Series as well as their relationship to each other.

Please contact our Fund Services department at 1-800-466-3863 if you have any questions about your Exeter Fund account.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager

EXETER  FUND,  INC.
ANNUAL  REPORT
OCTOBER  31,  2002
TAX  MANAGED  SERIES

Management  Discussion  and  Analysis


DEAR  SHAREHOLDERS:

The Tax Managed Series seeks high levels of after-tax returns using our equity investment strategies as well as tax management techniques designed to minimize the level of net realized gains. While we strive to meet the objectives with a low turnover approach, we also make selective adjustments to take gains and losses in the portfolio when appropriate.

Over the past twelve months, the equity markets have continued their downward spiral and a disconnect has formed between the equity markets and the economy. The economy has continued to show improvement, while the equity markets have continued to struggle. The month of October, however, was one of the best in recent memory. Even so, over this past year the S&P 500 and NASDAQ Composite declined 15.1% and 21.0%, respectively. Considering how poorly the S&P 500 performed over the last twelve months, the Tax Managed Series performed much better comparably with only a 9.5% decline. Over the full course of the bear market (4/1/00 - 10/31/02), the Tax Managed Series has declined a cumulative total of 15.8%, while the S&P 500 has fallen 38.8%.

Part of the relative success of the Tax Managed Series is attributed to its large stake in the consumer staples sector, which has held up quite well over the past year. Our holdings in this sector include many dominant food and household product companies that tend to weather economic uncertainty well as a result of their global positioning and businesses which are generally economically less sensitive. We seek to purchase attractively valued companies with long-term growth potential. The companies we hold fit extremely well into this category and are leaders in their respective industries, and they continue to represent good long-term investments.

Recently, we have made significant shifts in the Tax Managed Series' holdings, most notably by increasing positions in the health care sector. We have increased holdings in pharmaceutical and medical device companies that we believe are well positioned to capitalize on the strong growth trends in this sector. We strongly believe the health care sector offers excellent current values with strong, consistent long-term growth and equity price accumulation. These characteristics are very consistent with our strategy to keep turnover low and minimize taxable realized gains distributed to the shareholders.

With the continued downturn in the market, we believe this is an opportune time to upgrade the quality of the portfolio, using the volatility in the markets to our advantage. In doing so, we have emphasized industries and companies with solid fundamentals that are now trading at very attractive valuations. The continued long-term focus of the investment process has allowed the Tax Managed Series to invest in what we consider attractively priced companies with superior long-term potential when they are out of favor in the marketplace. This strategy is expected to keep turnover moderate, which, in combination with active tax management, helps to minimize the taxable realized gains distributed to the shareholders.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,


EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis

[graphic]
[pie  chart]


Portfolio  Composition*  -  As  of  10/31/02

Banks  -  2.8%
Beverages  -  2.8%
Communications  Equipment  -  4.0%
Miscellaneous**  -  10.5%
Electronic  Equipment  &  Instruments  -  3.1%
Energy  Equipment  &  Services  -  8.9%
Cash, short-term investments and other assets, less liabilities - 17.8% Food & Drug Retailing - 2.1%
Food  Products  -  7.7%
Semiconductor  Equipment  &  Products  -  3.5%
Health  Care  Equipment  &  Supplies  -  4.5%
Household  Products  -  5.2%
Pharmaceuticals  -  15.8%
Media  -  6.0%
Personal  Products  -  5.3%

*As  a  percentage  of  net  assets.
**Miscellaneous
Chemicals
Diversified  Financials
Electric  Utilities
Electrical  Equipment
Hotels,  Restaurants  &  Leisure
Leisure  Equipment  &  Products
Metals  &  Mining
Oil  &  Gas
Paper  &  Forest  Products
Specialty  Retail

Performance  Update  as  of  October  31,  2002

Exeter  Fund,  Inc.  -  Tax  Managed  Series



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            9,051         -9.49%    -9.49%
Five Year   $           12,195         21.95%     4.05%
Inception1  $           18,537         85.37%     9.21%





Standard  &  Poor's  500  Total  Return  Index





                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,490        -15.10%   -15.10%
Five Year   $           10,371          3.71%     0.73%
Inception1  $           16,999         69.99%     7.87%




The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series from its inception (11/1/95) to present (10/31/02) as compared to the Standard & Poor's (S&P) 500 Total Return Index.2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:





            Exeter Fund, Inc.   Standard & Poor's 500
Date        Tax Managed Series   Total Return Index
11/1/1995               10,000                 10,000
10/31/1996              11,630                 12,408
10/31/1997              15,200                 16,392
10/31/1998              14,855                 19,996
10/31/1999              18,129                 25,127
10/31/2000              23,863                 26,656
10/31/2001              20,480                 26,656
10/31/2002              18,537                 16,999






1The Series and Index performance are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns assume reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2002



                                                     SHARES  VALUE (NOTE 2)
                                                     ------  ---------------
COMMON STOCKS - 82.2%

BANKS - 2.8%
The Bank of New York Co., Inc.                        2,250  $        58,500
Mellon Financial Corp.                                1,575           44,557
                                                             ---------------
                                                                     103,057
                                                             ---------------

BEVERAGES - 2.8%
Diageo plc - ADR (United Kingdom) (Note 7)            1,150           51,256
PepsiCo, Inc.                                         1,200           52,920
                                                             ---------------
                                                                     104,176
                                                             ---------------

CHEMICALS - 1.2%
Minerals Technologies, Inc.                             975           42,812
                                                             ---------------

COMMUNICATIONS EQUIPMENT - 4.0%
Lucent Technologies, Inc.*                           24,375           29,981
QUALCOMM, Inc.*                                       3,475          119,957
                                                             ---------------
                                                                     149,938
                                                             ---------------

DIVERSIFIED FINANCIALS - 1.9%
MBNA Corp.                                            1,875           38,081
T. Rowe Price Group, Inc.                             1,150           32,465
                                                             ---------------
                                                                     70,546
                                                             ---------------

ELECTRIC UTILITIES - 0.5%
Allegheny Energy, Inc.                                3,175           18,097
                                                             ---------------

ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.                                    725           34,929
                                                             ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
Millipore Corp.                                       3,325          113,083
                                                             ---------------

ENERGY EQUIPMENT & SERVICES - 8.9%
Baker Hughes, Inc.                                    1,200           34,860
Cooper Cameron Corp.*                                 1,000           46,620
Schlumberger Ltd.                                     3,375          135,371
Transocean, Inc.                                      1,300           28,574
Varco International, Inc.*                            2,275           37,401
Weatherford International Ltd.* (Barbados) (Note 7)   1,225           49,049
                                                             ---------------
                                                                     331,875
                                                             ---------------

FOOD & DRUG RETAILING - 2.1%
CVS Corp.                                             1,350           37,436
Safeway, Inc.*                                        1,825           42,158
                                                             ---------------
                                                                      79,594
                                                             ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  October  31,  2002



                                                     SHARES  VALUE (NOTE 2)
                                                     ------  ---------------
FOOD PRODUCTS - 7.7%
H.J. Heinz Co.                                        1,525  $        49,044
Nestle S.A. (Switzerland) (Note 7)                      650          139,361
Unilever plc - ADR (United Kingdom) (Note 7)          2,550           99,629
                                                             ---------------
                                                                     288,034
                                                             ---------------

HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
Applera Corp. - Applied Biosystems Group              6,025          121,886
Guidant Corp.*                                        1,525           45,094
                                                             ---------------
                                                                     166,980
                                                             ---------------

HOTELS, RESTAURANTS & LEISURE - 1.4%
Carnival Corp.                                        2,025           52,893
                                                             ---------------

HOUSEHOLD PRODUCTS - 5.2%
Kimberly-Clark Corp.                                  2,000          103,000
The Procter & Gamble Co.                              1,025           90,661
                                                             ---------------
                                                                     193,661
                                                             ---------------

LEISURE EQUIPMENT & PRODUCTS - 1.0%
Hasbro, Inc.                                          3,675           37,559
                                                             ---------------

MEDIA - 6.0%
AOL Time Warner, Inc.*                                8,925          131,644
The Walt Disney Co.                                   5,475           91,432
                                                             ---------------
                                                                     223,076
                                                             ---------------

Metals & Mining - 1.3%
Alcoa, Inc.                                           2,150           47,429
                                                             ---------------

OIL & GAS - 1.0%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)
(Note 7)                                              3,100           37,386
                                                             ---------------

PAPER & FOREST PRODUCTS - 0.9%
Bowater, Inc.                                           975           33,043
                                                             ---------------

PERSONAL PRODUCTS - 5.3%
The Estee Lauder Companies, Inc. - Class A            3,775          109,928
The Gillette Co.                                      2,925           87,399
                                                             ---------------
                                                                     197,327
                                                             ---------------

PHARMACEUTICALS - 15.8%
Bristol-Myers Squibb Co.                              5,975          147,045
Merck & Co., Inc.                                     1,475           80,004
Novartis AG - ADR (Switzerland) (Note 7)              1,325           50,271
Pfizer, Inc.                                          2,262           71,864
Pharmacia Corp.                                       2,396          103,028
Schering-Plough Corp.                                 6,375          136,106
                                                             ---------------
                                                                     588,318
                                                             ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



                                           SHARES   VALUE (NOTE 2)
                                           -------  ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.5%
Texas Instruments, Inc.                      8,300  $       131,638
                                                    ---------------

SPECIALTY RETAIL - 0.4%
Best Buy Co., Inc.*                            750           15,457
                                                    ---------------

TOTAL COMMON STOCKS
(Identified Cost $3,375,274)                              3,060,908
                                                    ---------------

SHORT-TERM INVESTMENTS - 10.3%
Dreyfus Treasury Cash Management Fund
(Identified Cost $383,892)                 383,892          383,892
                                                    ---------------

TOTAL INVESTMENTS - 92.5%
(Identified Cost $3,759,166)                              3,444,800

OTHER ASSETS, LESS LIABILITIES - 7.5%                       280,765
                                                    ---------------
NET ASSETS - 100%                                   $     3,725,565
                                                    ===============




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statement  of  Assets  and  Liabilities

OCTOBER  31,  2002




ASSETS:
Investments, at value (identified cost $3,759,166) (Note 2)  $3,444,800
Foreign currency, at value (cost $1)                                  1
Receivable for securities sold                                  534,873
Dividends receivable                                              8,766
Foreign tax reclaims receivable                                     286
Receivable from investment advisor (Note 3)                       7,757
                                                             -----------
TOTAL ASSETS                                                  3,996,483
                                                             ===========

LIABILITIES:

Accrued transfer agent fees (Note 3)                             19,474
Accrued fund accounting fees (Note 3)                            12,909
Accrued directors' fees (Note 3)                                  1,488
Payable for securities purchased                                212,550
Audit fees payable                                               18,837
Other payables and accrued expenses                               5,660
                                                             -----------
TOTAL LIABILITIES                                               270,918
                                                             -----------
TOTAL NET ASSETS                                             $3,725,565
                                                             ===========

NET ASSETS CONSIST OF:

Capital stock                                                $    2,118
Additional paid-in-capital                                    4,084,552
Undistributed net investment income                              20,456
Accumulated net realized loss on investments                    (67,224)
Net unrealized depreciation on investments                     (314,337)
                                                             -----------
TOTAL NET ASSETS                                             $3,725,565
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($3,725,565/211,829 shares)        $    17.59
                                                             ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations



FOR  THE  YEAR  ENDED  OCTOBER  31,  2002




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $334)       $  67,056
                                                    ----------

EXPENSES:

Management fees (Note 3)                               38,849
Fund accounting fees (Note 3)                          53,480
Transfer agent fees (Note 3)                           45,251
Directors' fees (Note 3)                                6,701
Audit fees                                             17,999
Custodian fees                                          3,200
Miscellaneous                                           3,733
                                                    ----------
Total Expenses                                        169,213
Less reduction of expenses (Note 3)                  (122,583)
                                                    ----------
Net Expenses                                           46,630
                                                    ----------
NET INVESTMENT INCOME                                  20,426
                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                           (34,811)
Foreign currency and other assets and liabilities          47
                                                    ----------
                                                      (34,764)
                                                    ----------
Net change in unrealized depreciation on -
Investments                                          (427,136)
Foreign currency and other assets and liabilities          29
                                                    ----------
                                                     (427,107)
                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                          (461,871)
                                                    ----------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                        $  (441,445)
                                                  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statements of Changes in Net Assets



                                                       FOR THE YEAR     FOR THE YEAR
                                                      ENDED 10/31/02   ENDED 10/31/01
                                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                $        20,426   $       17,855
Net realized loss on investments                             (34,764)         (20,214)
Net change in unrealized appreciation (depreciation)
on investments                                              (427,107)        (470,589)
                                                      ---------------  ---------------
Net decrease from operations                                (441,445)        (472,948)
                                                      ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                   (17,858)          (6,429)
                                                      ---------------  ---------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                     823,105        1,891,140
                                                      ---------------  ---------------
Net increase in net assets                                   363,802        1,411,763

NET ASSETS:

Beginning of year                                          3,361,763        1,950,000
                                                      ---------------  ---------------

End of year (including undistributed net investment
income of $20,456 and $17,841, respectively)          $    3,725,565   $    3,361,763
                                                      ===============  ===============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                                        FOR THE YEARS ENDED
                                                     10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                    ----------  ----------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout each year):
Net asset value - Beginning of year                 $   19.53   $   22.83   $   17.42   $   14.46   $   15.20
                                                    ----------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income                                    0.10        0.11        0.07        0.08        0.10
Net realized and unrealized gain (loss) on
Investments                                             (1.94)      (3.34)       5.43        3.07       (0.44)
                                                    ----------  ----------  ----------  ----------  ----------

Total from investment operations                        (1.84)      (3.23)        5.5        3.15       (0.34)
                                                    ----------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                              (0.10)      (0.07)      (0.09)      (0.13)          -
From net realized gain on investments                       -           -           -       (0.06)      (0.40)
                                                    ----------  ----------  ----------  ----------  ----------

Total distributions to shareholders                     (0.10)      (0.07)      (0.09)      (0.19)      (0.40)
                                                    ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR                       $   17.59   $   19.53   $   22.83   $   17.42   $   14.46
                                                    ==========  ==========  ==========  ==========  ==========

Total return1                                          (9.49%)    (14.17%)      31.63%      22.04%     (2.27%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

Expenses*                                                1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income                                    0.53%       0.67%       0.36%       0.49%       0.73%

Portfolio turnover                                         63%         44%         67%         85%         65%

NET ASSETS - END OF YEAR (000's omitted)            $   3,726   $   3,362   $   1,950   $   1,069   $     772
                                                    ==========  ==========  ==========  ==========  ==========



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



3.16%  3.23%  3.34%  2.67%  3.97%
=====  =====  =====  =====  =====





1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.


The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Notes  to  Financial  Statements


1.  ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the Series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2002, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least February 28, 2003, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.2% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $38,849 and assumed expenses amounting to $83,734 for the year ended October 31, 2002, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000 per Class, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS will serve as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2002, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,414,458 and $2,265,196, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Tax  Managed  Series  were:



                        FOR THE YEAR                 FOR THE YEAR
                       ENDED 10/31/02               ENDED 10/31/01
             ---------------------------------  ---------------------
                 Shares            Amount        Shares     Amount
             --------------   ----------------  --------  -----------
Sold                 58,590   $     1,177,442    102,107   $2,193,866
Reinvested              846            17,849        287        6,429
Repurchased         (19,716         (372,186)   (15,691)    (309,155)
             ---------------  ----------------  --------  -----------
Total                39,720   $       823,105    86,703   $1,891,140
             ===============  ================  ========  ===========



The Advisor owned 23,196 shares on October 31, 2002 (11% of shares outstanding) valued at $408,018.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2002.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

Notes  to  Financial  Statements

8.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS


The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.


Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date. The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including foreign currency gains and losses. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights. For the year ended October 31, 2002, the fund reclassified $47 to increase undistributed net investment income, with an increase to accumulated net realized losses of $47. All current and prior year distributions in the Statement of Changes in Net Assets represent ordinary income distributions for tax purposes.


The tax basis components of distributable earnings and the federal tax cost as of October 31, 2002 were as follows:




Unrealized appreciation               $  170,918
Unrealized depreciation                 (485,284)
                                      -----------

Net unrealized depreciation             (314,366)
Undistributed ordinary income             20,456
Capital loss carryover                   (67,224)

Cost for federal income tax purposes  $3,759,166




The capital loss carryover, disclosed above, available to the extent allowed by tax law to offset future net capital gain, if any, will expire as follows:




Loss Carryover   Expiration Date
$9,022                 October 31, 2007
$2,450                 October 31, 2008
$20,940                October 31, 2009
$34,812                October 31, 2010

Report  of  Independent  Accountants

TO  THE  BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF TAX MANAGED
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax Managed Series (a Series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Series for the year ended October 31, 1998 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those financial highlights.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  16,  2002

Directors'  &  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov).



NAME:                                               William Manning
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                65
CURRENT POSITION(S) HELD WITH FUND:                 President
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
                                                    President, Director & Co-founder,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Manning & Napier Advisors, Inc.
                                                    President, Founder, CEO, Treasurer &
                                                    Member of various subsidiaries
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      KSDS, Inc.
                                                    Kent Displays, Inc.
                                                    Manning Leasing dba Williams International Air
                                                    Manning Ventures, Inc.
                                                    Mount Union College
                                                    NCADD
                                                    Symantix Corp.
-------------------------------------------------------------------------------------------------------------------------

NAME:                                               B. Reuben Auspitz*
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                55
                                                    Principal Executive Officer, Vice President,
CURRENT POSITION(S) HELD WITH FUND:                 Chairman & Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1984
                                                    Executive Vice President & Director,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Manning & Napier Advisors, Inc.
                                                    President & Director, Manning & Napier
                                                    Investor Services, Inc.
                                                    Holds one or more of the following titles for various subsidiaries and affiliates: Director, Chairman, Treasurer or Member
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Exeter Trust Co.
---------------------------------------------------------------------------------------------------------------------------

NAME:                                               Martin Birmingham
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                81
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1994
                                                    Advisory Trustee, The Freedom Forum (nonpartisan, international
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        foundation)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-------------------------------------------------------------------------------------------------------------------------

NAME:                                               Harris H. Rusitzky
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                67
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, The Greening Group (business consultants)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-------------------------------------------------------------------------------------------------------------------------

Directors'  &  Officers'  Information  (unaudited)



NAME:                                               Peter L. Faber
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                64
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1987
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Partner, McDermott, Will & Emery (law firm)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      New York City Partnership & Chamber of Commerce, Inc.
---------------------------------------------------------------------------------------------------------------------

NAME:                                               Stephen B. Ashley
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                62
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1996
                                                    Chairman, Director, President & Chief Executive Officer,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        The Ashley Group (property management and investment)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25 **
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Genesee Corp.
                                                    The Ashley Group
                                                    Fannie Mae
---------------------------------------------------------------------------------------------------------------------

NAME:                                               Christine Glavin
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                36
                                                    Principal Financial Officer, Chief Financial & Accounting Officer,
CURRENT POSITION(S) HELD WITH FUND:                 Treasurer
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 2001
                                                    Fund Accounting Manager, Manning & Napier Advisors, Inc.
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Chief Financial & Accounting Officer, Treasurer
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
---------------------------------------------------------------------------------------------------------------------

NAME:                                               Jodi L. Hedberg
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                34
CURRENT POSITION(S) HELD WITH FUND:                 Corporate Secretary
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Compliance Manager, Manning & Napier Advisors, Inc. & Affiliates
                                                    Corporate Secretary
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
---------------------------------------------------------------------------------------------------------------------



*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor.

**Includes  portfolios  of  Exeter  Insurance  Fund,  Inc.

EXETER  FUND,  INC.
ANNUAL  REPORT
OCTOBER  31,  2002
EQUITY  SERIES

Management  Discussion  and  Analysis


DEAR  SHAREHOLDERS:

The Equity Series was activated on July 10, 2002; it was created by the conversion of a collective investment trust that had been managed by Manning & Napier solely for retirement plan investments. The predecessor collective investment trust was activated on May 1, 1998. The objective of the Equity Series is to provide long-term growth, primarily through investments in U.S. common stocks. We select stocks for inclusion in the portfolio through company-by-company analysis, and all stocks purchased must adhere to our investment strategies.

Over the past twelve months, the equity markets have continued their downward spiral and a disconnect has formed between the equity markets and the economy. The economy has continued to show improvement, while the equity markets have continued to struggle. The month of October, however, was one of the best in recent memory. Even so, over this past year the S&P 500 and NASDAQ Composite declined 15.1% and 21.0%, respectively. Considering how poorly the S&P 500 performed over the last twelve months, the Equity Series performed much better comparably with a decline of only 11.3%. Over the full course of the bear market (4/1/00 - 10/31/02), the Equity Series has declined a cumulative total of 8.1%, while the S&P 500 has fallen 38.8%.

Part of the relative success of the Equity Series is attributed to its large stake in the consumer staples sector, which has held up quite well over the past year. Our holdings in this sector include many dominant food and household product companies that tend to weather economic uncertainty well as a result of their global positioning and businesses which are generally economically less sensitive. We seek to purchase attractively valued companies with long-term growth potential. The companies we hold fit extremely well into this category and are leaders in their respective industries, and they continue to represent good long-term investments.

Recently, we have made significant shifts in the Series' holdings, most notably by increasing positions in the health care sector. We have increased holdings in pharmaceutical and medical device companies that we believe are well positioned to capitalize on the strong growth trends in this sector. We strongly believe the health care sector offers excellent current values with strong, consistent long-term growth and equity price accumulation. These characteristics are very consistent with our strategy of investing in companies that we believe offer great growth opportunities at excellent prices.

With the continued downturn in the market, we believe this is an opportune time to upgrade the quality of the portfolio, using the volatility in the markets to our advantage. In doing so, we have emphasized industries and companies with solid fundamentals that are now trading at very attractive valuations. This continued focus of the investment process has allowed the Equity Series to invest in what we consider attractively priced companies with superior long-term potential when they are out of favor in the marketplace.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis

[graphic]
[pie  chart]

Portfolio  Composition*  -  As  of  10/31/02


Communications  Equipment  -  6.7%
Banks  -  2.8%
Miscellaneous**  -  11.7%
Diversified  Financials  -  3.3%
Electronic  Equipment  &  Instruments  -  4.8%
Cash,  short-term  investments
and  liabilities,  less  other  assets  -  8.5%
Pharmaceuticals  -  16.0%
Energy  Equipment  &  Services  -  8.6%
Food  &  Drug  Retailing  -  3.4%
Semiconductor  Equipment  &  Products  -  10.2%
Health  Care  Equipment  &  Supplies  -  5.7%
Household  Products  -  3.2%
Leisure  Equipment  &  Products  -  3.8%
Media  -  7.9%
Personal  Products  -  3.4%

*As  a  percentage  of  net  assets.

**Miscellaneous
Beverages
Chemicals
Electric  Utilities
Electrical  Equipment
Food  Products
Hotels,  Restaurants  &  Leisure
Metals  &  Mining
Paper  &  Forest  Products
Specialty  Retail

Performance  Update  as  of  October  31,  2002

Exeter  Fund,  Inc.  Equity  Series



                                  Total Return
Through        Growth of $10,000                  Average
10/31/02          Investment       Cumulative      Annual
One Year 1,2  $            8,873        -11.27%   -11.27%
Inception1,2  $           11,420         14.20%     2.99%






Standard  &  Poor's  500  Total  Return  Index



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year2   $            8,490        -15.10%   -15.10%
Inception2  $            8,468        -15.32%    -3.62%





The value of a $10,000 investment in the Exeter Fund, Inc. - Equity Series from its inception (5/1/98)1 to present (10/31/02) as compared to the Standard & Poor's (S&P) 500 Total Return Index.3

[graphic]
[line  chart]

data  for  line  chart  to  follow:





          Exeter Fund, Inc.   S&P 500 Total
Date        Equity Series      Return Index
5/1/98    $           10,000  $       10,000
10/31/98               7,750           9,961
10/31/99              10,900          12,561
10/31/00              14,080          13,278
10/31/01              12,870           9,973
10/31/02              11,420           8,468





1For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.

2The Series and Index performance numbers are calculated from May 1, 1998, the Collective's inception date (see Note 1 above). The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter Market. S&P 500 Total Return Index returns assume reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2002



                                             SHARES  VALUE (NOTE 2)
                                             ------  --------------
COMMON STOCKS - 91.5%
BANKS - 2.8%
The Bank of New York Co., Inc.                175  $         4,550
Mellon Financial Corp.                        350            9,901
                                                   ---------------
                                                            14,451
                                                   ---------------

BEVERAGES - 1.5%
PepsiCo, Inc.                                 175            7,717
                                                   ---------------

CHEMICALS - 1.9%
Minerals Technologies, Inc.                   225            9,880
                                                   ---------------

COMMUNICATIONS EQUIPMENT - 6.7%
Lucent Technologies, Inc.*                  5,725            7,042
Nortel Networks Corp.* (Canada) (Note 7)      900            1,107
QUALCOMM, Inc.*                               775           26,753
                                                   ---------------
                                                            34,902
                                                   ---------------
DIVERSIFIED FINANCIALS - 3.3%
Franklin Resources, Inc.                      175            5,773
MBNA Corp.                                    275            5,585
T. Rowe Price Group, Inc.                     200            5,646
                                                   ---------------
                                                            17,004
                                                   ---------------
ELECTRIC UTILITIES - 0.4%
Allegheny Energy, Inc.                        350            1,995
                                                   ---------------

ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.                          100            4,818
                                                   ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.8%
Millipore Corp.                               725           24,657
                                                   ---------------

ENERGY EQUIPMENT & SERVICES - 8.6%
Baker Hughes, Inc.                            250            7,263
Cooper Cameron Corp.*                         200            9,324
Schlumberger Ltd.                             400           16,044
Transocean, Inc.                              225            4,945
Varco International, Inc.*                    425            6,987
                                                   ---------------
                                                            44,563
                                                   ---------------
FOOD & DRUG RETAILING - 3.4%
CVS Corp.                                     125            3,466
The Kroger Co.*                               475            7,049
Safeway, Inc.*                                300            6,930
                                                   ---------------
                                                            17,445
                                                   ---------------
FOOD PRODUCTS - 1.2%
H.J. Heinz Co.                                200            6,432
                                                   ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  October  31,  2002




                                             SHARES    VALUE (NOTE 2)
                                             ------    --------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
Applera Corp. - Applied Biosystems Group      1,100  $        22,253
Guidant Corp.*                                  250            7,393
                                                     ---------------
                                                              29,646
                                                     ---------------

HOTELS, RESTAURANTS & LEISURE - 1.6%
Carnival Corp.                                  325            8,489
                                                     ---------------

HOUSEHOLD PRODUCTS - 3.2%
Kimberly-Clark Corp.                            325           16,737
                                                     ---------------

LEISURE EQUIPMENT & PRODUCTS - 3.8%
Eastman Kodak Co.                               425           14,004
Hasbro, Inc.                                    575            5,876
                                                     ---------------
                                                              19,880
                                                     ---------------
MEDIA - 7.9%
AOL Time Warner, Inc.*                        1,850           27,288
The Walt Disney Co.                             825           13,778
                                                     ---------------
                                                              41,066
                                                     ---------------
METALS & MINING - 1.4%
Alcoa, Inc.                                     325            7,170
                                                     ---------------

PAPER & FOREST PRODUCTS - 2.3%
Bowater, Inc.                                   350           11,862
                                                     ---------------

PERSONAL PRODUCTS - 3.4%
The Estee Lauder Companies, Inc. - Class A      600           17,472
                                                     ---------------

PHARMACEUTICALS - 16.0%
Bristol-Myers Squibb Co.                        950           23,380
Merck & Co., Inc.                               250           13,560
Pfizer, Inc.                                    275            8,737
Pharmacia Corp.                                 350           15,050
Schering-Plough Corp.                         1,050           22,417
                                                     ---------------
                                                              83,144
                                                     ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 10.2%
Altera Corp.*                                 1,750           20,510
Texas Instruments, Inc.                       1,325           21,014
Xilinx, Inc.*                                   600           11,394
                                                     ---------------
                                                              52,918
                                                     ---------------

SPECIALTY RETAIL - 0.5%
Best Buy Co., Inc.*                             112            2,308
                                                     ---------------

TOTAL COMMON STOCKS
(Identified Cost $473,677)                                   474,556
                                                     ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



                                         SHARES   VALUE (NOTE 2)
                                         ------  ---------------
SHORT-TERM INVESTMENTS - 9.6%
Dreyfus Treasury Cash Management Fund
(Identified Cost $49,728)                49,728  $       49,728
                                                 ---------------

TOTAL INVESTMENTS - 101.1%
(Identified Cost $523,405)                              524,284

LIABILITIES, LESS OTHER ASSETS - (1.1%)                  (5,868)
                                                 ---------------
NET ASSETS - 100%                                $      518,416
                                                 ===============



*Non-income  producing  security


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statement  of  Assets  and  Liabilities



OCTOBER 31, 2002

ASSETS:
Investments, at value (identified cost $523,405) (Note 2)  $524,284
Dividends receivable                                          1,353
Receivable from investment advisor (Note 3)                  30,998
                                                           ---------
TOTAL ASSETS                                                556,635
                                                           ---------

LIABILITIES:

Accrued fund accounting fees (Note 3)                         6,252
Accrued transfer agent fees (Note 3)                          4,353
Audit fees payable                                           18,000
Payable for securities purchased                              6,872
Other payables and accrued expenses                           2,742
                                                           ---------
TOTAL LIABILITIES                                            38,219
                                                           ---------
TOTAL NET ASSETS                                           $518,416
                                                           =========

NET ASSETS CONSIST OF:

Capital stock                                              $    454
Additional paid-in-capital                                  537,443
Undistributed net investment income                           1,217
Accumulated net realized loss on investments                (21,577)
Net unrealized appreciation on investments                      879
                                                           ---------
TOTAL NET ASSETS                                           $518,416
                                                           =========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($518,416/45,404 shares)                   $  11.42
                                                           =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations



FOR THE PERIOD JULY 10, 2002 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2002

INVESTMENT INCOME:
Dividends                                                                       $  2,843
                                                                                ---------

EXPENSES:

Management fees (Note 3)                                                           1,551
Fund accounting fees (Note 3)                                                     17,600
Transfer agent fees (Note 3)                                                       8,400
Directors' fees (Note 3)                                                           1,645
Audit fees                                                                        18,000
Custodian fees                                                                     1,200
Miscellaneous                                                                      2,847
                                                                                ---------
Total Expenses                                                                    51,243
Less reduction of expenses (Note 3)                                              (49,617)
                                                                                ---------
Net Expenses                                                                       1,626
                                                                                ---------
NET INVESTMENT INCOME                                                              1,217
                                                                                ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized loss on investments                                                  (3,742)
Net change in unrealized appreciation on investments                                 879
                                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                                       (2,863)
                                                                                ---------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                                      $ (1,646)
                                                                                =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statement of Changes in Net Assets



                                                         FOR THE PERIOD 7/10/02
                                                            (COMMENCEMENT OF
                                                         OPERATIONS) TO 10/31/02
                                                        -------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $                  1,217
Net realized loss on investments                                          (3,742)
Net change in unrealized appreciation on investments                         879
                                                        -------------------------
Net decrease from operations                                              (1,646)
                                                        -------------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)                    520,062
                                                        -------------------------
Net increase in net assets                                               518,416

NET ASSETS:

Beginning of period                                                            -
                                                        -------------------------

END OF PERIOD (including undistributed net investment
income of $1,217)                                       $                518,416
                                                        =========================




The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Financial  Highlights




                                                                    FOR THE PERIOD
                                                                     7/10/02 1 TO
                                                                       10/31/02
                                                                   ----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                              $         11.51
                                                                   ----------------

Income from investment operations:

Net investment income                                                         0.03
Net realized and unrealized loss on investments                              (0.12)
                                                                   ----------------
Total from investment operations                                             (0.09)
                                                                   ----------------
NET ASSET VALUE - END OF PERIOD                                    $         11.42
                                                                   ================
Total return2                                                               (0.78%)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                                   1.05%3
Net investment income                                                       0.78%3
Portfolio turnover                                                             30%
NET ASSETS - END OF PERIOD (000'S OMITTED)                         $           518
                                                                   ================




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 31.99%3.

1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. 3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Notes  to  Financial  Statements

1.  ORGANIZATION

Equity Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2002, 1,017.5 million shares have been designated in total among 19 series, of which 75 million have been designated as Equity Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

Notes  to  Financial  Statements

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets.


Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least October 31, 2003, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $1,551 and assumed expenses amounting to $48,066 for the period July 10, 2002 (commencement of operations) to October 31, 2002, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS will serve as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the period July 10, 2002 (commencement of operations) to October 31, 2002, purchases and sales of securities, other than United States Government securities and short-term securities, were $619,099 and $141,680, respectively. There were no purchases or sales of United States Government securities.

Notes  to  Financial  Statements

5.  CAPITAL  STOCK  TRANSACTIONS



                  FOR THE PERIOD 7/10/02
                   (COMMENCEMENT OF
                 OPERATIONS) TO 10/31/02
             ---------------------------------
                        Shares         Amount
             -----------------------  --------
Sold                          45,404  $520,062
Repurchased                        -         -
             -----------------------  --------
Total                         45,404  $520,062
             =======================  ========



The Series was formed on July 10, 2002 with an initial contribution of cash and securities in-kind, which had a market value of $495,922, representing the net assets of Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust, on the date of contribution, in exchange for 43,086 shares of the Series. For tax purposes, the Series recorded the contribution on a tax-free basis at a cost of $602,813.

At October 31, 2002, the retirement plan of the Advisor and its affiliates owned 43,325 shares of the Series (95% of shares outstanding) valued at $494,772.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2002.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS

The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements

8.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  (continued)

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date. The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including differences in the cost basis of securities contributed in-kind. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights. For the year ended October 31, 2002, the fund reclassified $17,835 to increase accumulated net realized losses, with an increase to additional paid-in-capital of $17,835.

The tax basis components of distributable earnings and the federal tax cost as of October 31, 2002 were as follows:



Unrealized appreciation               $  32,969
Unrealized depreciation                (127,299)
                                      ----------

Net unrealized depreciation             (94,330)
Undistributed ordinary income             1,217
Capital loss carryover                  (21,577)

Cost for federal income tax purposes  $ 618,614




The capital loss carryover, disclosed above, available to the extent allowed by tax law to offset future net capital gain, if any, will expire on October 31, 2010.

Report  of  Independent  Accountants


TO  THE  BOARD  OF  DIRECTORS  OF  EXETER  FUND,  INC.
AND  SHAREHOLDERS  OF  EQUITY  SERIES:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Series (a Series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from July 10, 2002 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  16,  2002

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov).



NAME:                                               William Manning
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                65
CURRENT POSITION(S) HELD WITH FUND:                 President
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, Director & Co-founder, Manning & Napier Advisors, Inc.
                                                    President, Founder, CEO, Treasurer & Member of various subsidiaries
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**

OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      KSDS, Inc.
                                                    Kent Displays, Inc.
                                                    Manning Leasing dba Williams International Air
                                                    Manning Ventures, Inc.
                                                    Mount Union College
                                                    NCADD
                                                    Symantix Corp.
-------------------------------------------------------------------------------------------------------------------------

NAME:                                               B. Reuben Auspitz*
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                55
                                                    Principal Executive Officer, Vice President, Chairman & Director,
CURRENT POSITION(S) HELD WITH FUND:                 Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Executive Vice President & Director, Manning & Napier Advisors, Inc.
                                                    President & Director, Manning & Napier Investor Services, Inc.
                                                    Holds one or more of the following titles for various subsidiaries and affiliates: Director, Chairman, Treasurer or Member
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Exeter Trust Co.
-------------------------------------------------------------------------------------------------------------------------

NAME:                                               Martin Birmingham
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                81
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1994
                                                    Advisory Trustee, The Freedom Forum (nonpartisan, international
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        foundation)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-------------------------------------------------------------------------------------------------------------------------

NAME:                                               Harris H. Rusitzky
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                67
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, The Greening Group (business consultants)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-------------------------------------------------------------------------------------------------------------------------

Directors'  and  Officers'  Information  (unaudited)



NAME:                                               Peter L. Faber
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                64
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1987
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Partner, McDermott, Will & Emery (law firm)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      New York City Partnership & Chamber of Commerce, Inc.
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Stephen B. Ashley
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                62
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1996
                                                    Chairman, Director, President & Chief Executive Officer,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        The Ashley Group (property management and investment)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25 **
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Genesee Corp.
                                                    The Ashley Group
                                                    Fannie Mae
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Christine Glavin
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                36
                                                    Principal Financial Officer, Chief Financial & Accounting Officer,
CURRENT POSITION(S) HELD WITH FUND:                 Treasurer
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 2001
                                                    Fund Accounting Manager, Manning & Napier Advisors, Inc.
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Chief Financial & Accounting Officer, Treasurer
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Jodi L. Hedberg
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                34
CURRENT POSITION(S) HELD WITH FUND:                 Corporate Secretary
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Compliance Manager, Manning & Napier Advisors, Inc. & Affiliates
                                                    Corporate Secretary
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------



*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor.
**Includes  portfolios  of  Exeter  Insurance  Fund,  Inc.

EXETER  FUND,  INC.
ANNUAL  REPORT
OCTOBER  31,  2002
OVERSEAS  SERIES

Management  Discussion  and  Analysis


DEAR  SHAREHOLDER:


The Overseas Series was activated on July 10, 2002; it was created by the conversion of a collective investment trust that had been managed by Manning & Napier solely for retirement plan investments. The predecessor collective investment trust was activated on September 23, 1998.

The Series' objective is to seek long-term capital growth through investments in common stocks of companies throughout the world. The Overseas Series is limited in the amount it can invest in any one country. Also, the maximum allocation for stocks in emerging markets within the Overseas Series is 25%. We select stocks through company-by-company analysis, using our traditional investment strategies and pricing disciplines. All purchases are based on thorough company analysis, a bottom-up approach to equity selection.

In the twelve-month period ending October 31, 2002, the Overseas Series significantly outperformed its benchmark, the Morgan Stanley Capital
International (MSCI) All Country World Index Free ex U.S. Index. While the Series was down 7.4%, this was considerably better than the 10.9% decline in the MSCI All Country World Index Free ex U.S. Index. The performance advantage of the Series is even greater over the full course of the current bear market. The bear market for non-U.S. stocks began on January 1, 2000. From that date through October 31, 2002, the MSCI All Country World Index Free ex U.S. Index has declined a cumulative total of 42.5%, while the Series has declined only 10.2%. This outperformance is largely due to adherence to our investment strategies.

One of the strategies implemented is the Bankable Deal Strategy, which seeks out companies selling at extremely depressed prices relative to the underlying value of the company's assets and cash flows. Holdings purchased under the strategy include hotels and media, both of which were selling at severely depressed levels at the time of purchase. The Series was able to pick up hotel stocks at irrationally low prices after the September 11th attacks led investors to panic and dump travel related equities.

The Series has relatively large holdings in the basic materials sector relative to its benchmark. These holdings include pulp producers, chemical makers, and mining companies purchased under the Hurdle Rate Strategy. The purchases were executed while industry participants were experiencing depressed returns that made operation at some or all facilities unprofitable. As excess capacity is removed from the system, through closures and/or bankruptcies, pricing power and thus profitability is restored. We seek to invest in the survivors, which we expect to experience strong price appreciation as they benefit from the reduced capacity. The Series also holds energy equipment and services providers and an oil tanker company under the hurdle rate strategy, but it is underweight in the energy and industrials sectors relative to its benchmark.

The Series has a large investment in consumer staples companies relative to the benchmark. This is also true to a lesser extent for the health care sector. These holdings were largely added under our Profile Strategy. This strategy seeks companies that have a defensible competitive advantage that allows them to increase sales faster than their competitors. The consumer staples and health care sectors have shown strong relative performance during the bear market, due to their defensive nature.

We expect the recovery to continue to be a moderate one due to continued overcapacity and debt loads, which are remnants of the long bull market. The Series will continue to search out attractively priced equities that fit our investment strategies.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis


[graphic]
[pie  chart]



Portfolio  Allocation  by  Country*  -  As  of  10/31/02

Bahamas  -  2.1%
Australia  -  4.8%
Brazil  -  8.3%
Cash,  short-term  investments
and  other  assets,  less  liabilities  -  12.9%
Canada  -  3.6%
Switzerland  -  16.2%
France  -  4.6%
Miscellaneous**  -  4.2%
Germany  -  7.6%
Mexico  -  3.3%
Netherlands  -  2.5%
United  Kingdom  -  17.8%
Norway  -  2.8%
Philippines  -  2.2%
South  Africa  -  2.9%
South  Korea  -  2.0%
Spain  -  2.2%

*As  a  percentage  of  net  assets.

**  Miscellaneous
Bermuda
Guernsey
Hong  Kong
Ireland
United  States

Performance  Update  as  of  October  31,  2002

Exeter  Fund,  Inc.  -  Overseas  Series



                                  Total Return
Through       Growth of $10,000                  Average
10/31/02          Investment       Cumulative     Annual
One Year1,2   $            9,261         -7.39%    -7.39%
Inception1,2  $           12,540         25.40%     5.66%




Morgan Stanley Capital International (MSCI) - All Country World Index Free ex U.S. Index



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year2   $            8,912        -10.88%   -10.88%
Inception2  $            9,067         -9.33%    -2.37%




The value of a $10,000 investment in the Exeter Fund, Inc. - Overseas Series from its inception (9/23/98)1 to present (10/31/02) as compared to the MSCI All Country World Index Free ex U.S. Index.3


[graphic]
[line  chart]



Data  for  line  chart  to  follow:




            Exeter Fund, Inc.   Morgan Stanley Captial International (MSCI)
Date         Overseas Series      All Country World Index Free ex US Index
9/23/1998   $           10,000  $                                     10,000
10/31/1998              10,210                                        11,048
10/31/1999              12,540                                        13,838
10/31/2000              14,500                                        13,552
10/31/2001              13,540                                        10,174
10/31/2002              12,540                                         9,067





1For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group
Trust for Employee Benefit Plans - International Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
2Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date (see Note 1 above). Performance numbers for the Indices are calculated from September 30, 1998. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
3The MSCI All Country World Index Free ex U.S. Index is a free float adjusted market capitalization-weighted measure of the total return of 1,773 companies listed on the stock exchanges of 48 countries. The Index is denominated in U.S. Dollars. The Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2002



                                                      SHARES   VALUE (NOTE 2)
                                                      ------  ---------------
COMMON STOCKS - 87.1%
AEROSPACE & DEFENSE - 0.9%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil)                                            285  $         4,469
                                                             ---------------

BEVERAGES - 2.8%
Panamerican Beverages, Inc. (United States)             350            2,975
San Miguel Corp. (Philippines)                        9,870           11,426
                                                             ---------------
                                                                      14,401
                                                             ---------------
BIOTECHNOLOGY - 2.4%
Celltech Group plc* (United Kingdom)                  2,200           12,047
                                                             ---------------

CHEMICALS - 8.7%
Agrium, Inc. (Canada)                                 1,000            9,840
Akzo Nobel N.V. (Netherlands)                           425           12,711
Imperial Chemical Industries plc (United Kingdom)     1,309            5,140
Lonza Group AG (Switzerland)                            175           10,640
Syngenta AG - ADR (Switzerland)                         500            5,905
                                                             ---------------
                                                                      44,236
                                                             ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
Nortel Networks Corp.* (Canada)                       2,400            2,952
                                                             ---------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 4.3%
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR (Brazil)                                            600           10,542
Telefonica S.A. - ADR (Spain)                           400           11,300
                                                             ---------------
                                                                      21,842
                                                             ---------------
ELECTRIC UTILITIES - 2.0%
Korea Electric Power Corp. (KEPCO) - ADR (South
Korea)                                                1,200           10,092
                                                             ---------------

ENERGY EQUIPMENT & SERVICES - 1.3%
Compagnie Generale de Geophysique S.A. (CGG)*
(France)                                                200            3,446
Stolt Offshore S.A. - ADR* (United Kingdom)           1,800            3,042
                                                             ---------------
                                                                       6,488
                                                             ---------------
FOOD PRODUCTS - 13.4%
Cadbury Schweppes plc (United Kingdom)                1,600           10,413
Nestle S.A. (Switzerland)                               125           26,800
Unilever plc - ADR (United Kingdom)                     800           31,256
                                                             ---------------
                                                                      68,469
                                                             ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Jomed N.V.* (Switzerland)                               900           10,578
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

Investment  Portfolio  -  October  31,  2002



                                                     SHARES    VALUE (NOTE 2)
                                                     ------   ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
Club Mediterranee S.A.* (France)                        300  $         7,219
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)       9,000            3,635
Mandarin Oriental International Ltd.* (Bermuda)       9,000            3,825
                                                             ---------------
                                                                      14,679
                                                             ---------------
HOUSEHOLD DURABLES - 1.3%
Waterford Wedgwood plc (Ireland)                     15,300            6,882
                                                             ---------------

HOUSEHOLD PRODUCTS - 2.5%
Henkel KGaA (Germany)                                   200           12,735
                                                             ---------------

MARINE - 4.9%
Odfjell ASA (Norway)                                  1,000           14,187
Teekay Shipping Corp. (Bahamas)                         325           10,653
                                                             ---------------
                                                                      24,840
                                                             ---------------
MEDIA - 6.8%
The News Corp. Ltd. - ADR (Australia)                 1,250           24,713
Reed Elsevier plc - ADR (United Kingdom)                275            9,982
                                                             ---------------
                                                                      34,695
                                                             ---------------
METALS & MINING - 7.2%
Alcan, Inc. (Canada)                                    200            5,630
Antofagasta plc (United Kingdom)                      1,800           14,785
Grupo Mexico S.A. (Mexico)                            5,050            4,975
Norddeutsche Affinerie AG (Germany)                   1,025           11,166
                                                             ---------------
                                                                      36,556
                                                             ---------------
MULTI-UTILITIES - 0.8%
International Power plc - ADR* (United Kingdom)         275            4,282
                                                             ---------------

OIL & GAS - 1.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)     525            6,331
                                                             ---------------

PAPER & FOREST PRODUCTS - 9.3%
Aracruz Celulose S.A. - ADR (Brazil)                    675           10,793
Kimberly-Clark de Mexico, S.A. de C.V. - ADR
(Mexico)                                              1,000           11,822
Sappi Ltd. - ADR (South Africa)                       1,200           14,712
Votorantim Celulose e Papel S.A. - ADR (Brazil)         650            9,977
                                                             ---------------
                                                                      47,304
                                                             ---------------
PERSONAL PRODUCTS - 2.0%
Clarins S.A. (France)                                   325           10,396
                                                             ---------------

PHARMACEUTICALS - 8.5%
Merck KGaA (Germany)                                    700           14,973
Novartis AG - ADR (Switzerland)                         750           28,455
                                                             ---------------
                                                                      43,428
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Investment  Portfolio  -  October  31,  2002




                                             SHARES/         VALUE
                                        PRINCIPAL AMOUNT   (NOTE 2)
                                       -----------------   --------
SOFTWARE - 1.2%
Amdocs Ltd.* (Guernsey)                               550  $  3,839
Dassault Systemes S.A. - ADR (France)                 100     2,388
                                                           ---------
                                                              6,227
                                                           ---------
TOTAL COMMON STOCKS
(Identified Cost $510,565)                                  443,929
                                                           ---------
SHORT-TERM INVESTMENTS - 11.9%
Dreyfus Treasury Cash Management Fund               5,573     5,573
U.S. Treasury Bill, 12/12/2002          $          55,000    54,906
                                                           ---------
TOTAL  SHORT-TERM  INVESTMENTS
(Identified Cost $60,479)                                    60,479
                                                           ---------
TOTAL INVESTMENTS - 99.0%
(Identified Cost $571,044)                                  504,408
OTHER ASSETS, LESS LIABILITIES - 1.0%                         5,349
                                                           ---------
NET ASSETS - 100%                                          $509,757
                                                           =========



*Non-income  producing  security
ADR  -  American  Depository  Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 17.8%; Switzerland - 16.2%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Statement  of  Assets  and  Liabilities

OCTOBER  31,  2002




ASSETS:
Investments, at value (identified cost $571,044) (Note 2)       $504,408
Cash                                                                 180
Foreign currency, at value (cost $191)                               191
Receivable for securities sold                                     4,808
Dividends receivable                                                 196
Foreign tax reclaims receivable                                       25
Receivable from investment advisor (Note 3)                       34,602
                                                                ---------
TOTAL ASSETS                                                     544,410
                                                                ---------

LIABILITIES:
Accrued fund accounting fees (Note 3)                              4,564
Accrued transfer agent fees (Note 3)                               4,364
Audit fees payable                                                23,000
Other payables and accrued expenses                                2,725
                                                                ---------
TOTAL LIABILITIES                                                 34,653
                                                                ---------
TOTAL NET ASSETS                                                $509,757
                                                                =========

NET ASSETS CONSIST OF:
Capital stock                                                   $    407
Additional paid-in-capital                                       600,309
Accumulated net realized loss on investments and other assets
and liabilities                                                  (24,325)
Net unrealized depreciation on investments and other assets
and liabilities                                                  (66,634)
                                                                ---------
TOTAL NET ASSETS                                                $509,757
                                                                =========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE  ($509,757/40,660 shares)                       $  12.54
                                                                =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Statement  of  Operations

FOR  THE  PERIOD  JULY 10, 2002 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2002




INVESTMENT  INCOME:
Dividends (net of foreign tax withheld, $90)                     $   1,398
Interest                                                               128
                                                                 ----------
Total Investment Income                                              1,526
                                                                 ----------

EXPENSES:
Management fees (Note 3)                                             1,608
Fund accounting fees (Note 3)                                       15,900
Transfer agent fees (Note 3)                                         8,400
Directors' fees (Note 3)                                             1,645
Audit fees                                                          23,000
Custodian fees                                                       1,850
Miscellaneous                                                        2,550
                                                                 ----------
Total Expenses                                                      54,953
Less reduction of expenses (Note 3)                                (53,264)
                                                                 ----------
Net Expenses                                                         1,689
                                                                 ----------
NET INVESTMENT LOSS                                                   (163)
                                                                 ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss) on -
Investments                                                         (7,954)
Foreign currency, forward foreign currency exchange contracts,
   and other assets and liabilities                                    421
                                                                 ----------
                                                                    (7,533)
                                                                 ----------
Net change in unrealized depreciation on -
Investments                                                        (66,636)
Foreign currency, forward foreign currency exchange contracts,
   and other assets and liabilities                                      2
                                                                 ----------
                                                                   (66,634)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                        (74,167)
                                                                 ----------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                        ($74,330)
                                                                 ==========





The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Statement  of  Changes  in  Net  Assets




                                                        FOR THE PERIOD 7/10/02
                                                           (COMMENCEMENT OF
                                                        OERATIONS)TO 10/31/02
                                                       ------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      ($163)
Net realized loss on investments                                        (7,533)
Net change in unrealized depreciation on investments                   (66,634)
                                                       ------------------------
Net decrease from operations                                           (74,330)
                                                       ------------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)                  584,087
                                                       ------------------------

Net increase in net assets                                             509,757

NET ASSETS:

Beginning of period                                                          -
                                                       ------------------------

END OF PERIOD                                          $               509,757
                                                       ========================





The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Financial  Highlights




                                                                    FOR THE PERIOD
                                                                     7/10/02 1 TO
                                                                       10/31/02
                                                                   ----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                              $         14.37
                                                                   ----------------

Income from investment operations:
Net investment loss                                                             - 4
Net realized and unrealized loss on investments                              (1.83)
                                                                   ----------------
Total from investment operations                                             (1.83)
                                                                   ----------------
NET ASSET VALUE - END OF PERIOD                                    $          12.54
                                                                   ================
Total return2                                                              (12.73%)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                                    1.05%3
Net investment loss                                                        (0.10%)3
Portfolio turnover                                                              12%
NET ASSETS - END OF PERIOD (000'S OMITTED)                         $            510
                                                                   ================




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 33.12%3.

1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. 3Annualized.
4Less  than  $0.01.


The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Notes to Financial Statements

1.  ORGANIZATION

Overseas Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing principally in the common stocks of companies located around the world.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2002, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as Overseas Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains

Notes  to  Financial  Statements

FOREIGN CURRENCY TRANSLATION (continued) and losses on disposition of foreign currencies and forward foreign currency exchange contracts and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.


FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered.

At October 31, 2002, the Series had no open forward foreign currency exchange contracts.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., doing business as Exeter Asset Managment (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least October 31, 2003, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $1,608 and assumed expenses amounting to $51,656 for the period July 10, 2002

Notes  to  Financial  Statements

(commencement of operations) to October 31, 2002, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS will serve as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the period July 10, 2002 (commencement of operations) to October 31, 2002, purchases and sales of securities, other than United States Government securities and short-term securities, were $573,266 and $54,747, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Overseas  Series  were:



                 FOR THE PERIOD 7/10/02
                    (COMMENCEMENT OF
                OPERATIONS) TO 10/31/02
             ----------------------------------
                      Shares            Amount
             ------------------------  ---------
Sold                           40,868   $586,602
Repurchased                     (208)    (2,515)
             ------------------------  ---------
Total                          40,660   $584,087
             ========================  =========



The Series was formed on July 10, 2002 with an initial contribution of cash and securities in-kind, which had a market value of $582,040 representing the net assets of Exeter Trust Company Group Trust for Employee Benefit Plans -
International Collective Investment Trust on the date of contribution, in exchange for 40,504 shares of the Series. For tax purposes, the Series recorded the contribution on a tax-free basis at a cost of $649,191.

At October 31, 2002, the retirement plan of the Advisor and its affiliates owned 40,660 shares of the Series (100% of shares outstanding) valued at $509,757.


6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2002.

Notes  to  Financial  Statements

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS

The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date. The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including differences in the cost basis of securities contributed in-kind and foreign currency gains and losses. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights. For the year ended October 31, 2002, the fund reclassified $163 to decrease undistributed net investment loss, and $16,629 to increase paid-in-capital with an increase to accumulated net realized losses of $16,792.

The tax basis components of distributable earnings and the federal tax cost as of October 31, 2002 were as follows:



Unrealized appreciation               $   8,147
Unrealized depreciation                (125,505)
                                      ----------

Net unrealized depreciation            (117,358)
Capital loss carryover                  (24,325)

Cost for federal income tax purposes  $ 621,766




The capital loss carryover, disclosed above, available to the extent allowed by tax law to offset future net capital gain, if any, will expire on October 31, 2010.

Report  of  Independent  Accountants


TO  THE  BOARD  OF  DIRECTORS  OF  EXETER  FUND,  INC.
AND  SHAREHOLDERS  OF  OVERSEAS  SERIES:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Overseas Series (a Series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from July 10, 2002 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  16,  2002

Directors'  &  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov).



NAME:                                               William Manning
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                65
CURRENT POSITION(S) HELD WITH FUND:                 President
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, Director & Co-founder, Manning & Napier Advisors, Inc.
                                                    President, Founder, CEO, Treasurer & Member of various subsidiaries
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      KSDS, Inc.
                                                    Kent Displays, Inc.
                                                    Manning Leasing dba Williams International Air
                                                    Manning Ventures, Inc.
                                                    Mount Union College
                                                    NCADD
                                                    Symantix Corp.
---------------------------------------------------------------------------------------------------------------------------

NAME:                                               B. Reuben Auspitz*
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                55
                                                    Principal Executive Officer, Vice President, Chairman & Director,
CURRENT POSITION(S) HELD WITH FUND:                 Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1984
                                                    Executive Vice President & Director, Manning & Napier Advisors,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Inc.
                                                    President & Director, Manning & Napier Investor Services, Inc.
                                                    Holds one or more of the following titles for various subsidiaries and affiliates: Director, Chairman, Treasurer or Member
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Exeter Trust Co.
---------------------------------------------------------------------------------------------------------------------------

NAME:                                               Martin Birmingham
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                81
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1994
                                                    Advisory Trustee, The Freedom Forum (nonpartisan, international
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        foundation)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
---------------------------------------------------------------------------------------------------------------------------
NAME:                                               Harris H. Rusitzky
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                67
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, The Greening Group (business consultants)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
---------------------------------------------------------------------------------------------------------------------------

Directors'  &  Officers'  Information  (unaudited)



NAME:                                               Peter L. Faber
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                64
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1987
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Partner, McDermott, Will & Emery (law firm)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      New York City Partnership & Chamber of Commerce, Inc.
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Stephen B. Ashley
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                62
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1996
                                                    Chairman, Director, President & Chief Executive Officer,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        The Ashley Group (property management and investment)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25 **
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Genesee Corp.
                                                    The Ashley Group
                                                    Fannie Mae
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Christine Glavin
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                36
                                                    Principal Financial Officer, Chief Financial & Accounting Officer,
CURRENT POSITION(S) HELD WITH FUND:                 Treasurer
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Fund Accounting Manager, Manning & Napier Advisors, Inc.
                                                    Chief Financial & Accounting Officer, Treasurer
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Jodi L. Hedberg
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                34
CURRENT POSITION(S) HELD WITH FUND:                 Corporate Secretary
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Compliance Manager, Manning & Napier Advisors, Inc. & Affiliates
                                                    Corporate Secretary
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------



*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor.
**Includes  portfolios  of  Exeter  Insurance  Fund,  Inc.

EXETER  FUND,  INC.
ANNUAL  REPORT
OCTOBER  31,  2002
PUREMARK R  SERIES

Management  Discussion  and  Analysis

DEAR  SHAREHOLDERS:

Equity markets in general experienced considerable turbulence during the past year. Consensus regarding the state of the economy shifted, first from conditions of recession to a "swift recovery" scenario, then to more subdued expectations of economic growth. Initial progress in the "war on terrorism" gave way to mounting concerns over military action in Iraq. Accounting integrity issues also continued to depress investor confidence, even as steps were taken to address them. The extreme optimism of the preceding market bubble finally gave way to extreme pessimism; in an environment such as this, negative returns came as no surprise.

While this has been painful to witness, it is worth noting that these declines have substantially reduced market risk going forward. It is also important to bear in mind that extremely pessimistic sentiment is frequently associated with the late stages of a bear market, and marks a necessary step in the return to realistic expectations and, therefore, movement toward better long-term returns.

The PureMark R Series is designed to follow the risk and sector characteristics of the Russell 3000 R Index, while screening out stocks which do not meet the portfolio's ethical criteria. The Russell 3000 R Index is a broad measure of the stock market, and thus it reflects the market's troubles over the past year, with a return of -14.35%. The PureMark R Series produced returns that were somewhat better than those of the Index, even as it continued to closely track the movements of the Index. The stock market did stage a substantial rally during the month of October, perhaps indicating a shift in sentiment to a more positive perspective going forward.

We continue to adjust the risk and sector characteristics of the Series portfolio as needed to keep them in line with those of the Russell 3000 R Index, while excluding from the investment universe those firms which engage in business activities involving tobacco, alcohol, pornography, gambling or abortion.

We appreciate the opportunity to serve your socially responsible investment needs.

Sincerely,


EXETER  ASSET  MANAGEMENT

1

Performance  Update  as  of  October  31,  2002


Exeter  Fund,  Inc.  -  PureMark R  Series  Class  A



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,829        -11.71%   -11.71%
Inception1  $            7,096        -29.04%   -11.96%





Russell  3000 R  Index




                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,565        -14.35%   -14.35%
Inception1  $            6,801        -31.99%   -13.34%



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMark R Series Class A from its inception (2/22/00) to present (10/31/02) as compared to the Russell 3000 R Index for the same time period.2


[graphic]
[line  art]



              Exeter Fund, Inc.      Russell 3000 R
Date      PureMark R  Series Class A       Index
2/22/00   $                  10,000  $      10,000
4/30/00                      10,550         10,679
10/31/00                     10,240         10,612
4/30/01                       9,144          9,295
10/31/01                      8,037          7,941
4/30/02                       8,586          8,298
10/31/02                      7,096          6,801




1Class A and Index performance are calculated from February 22, 2000, the Class' inception date. The Class' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Class' performance is historical and may not be indicative of future results.
2The Russell 3000 R Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends, whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Performance  Update  as  of  October  31,  2002

Exeter  Fund,  Inc.  -  PureMark R  Series  Class  E



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,806        -11.94%   -11.94%
Inception1  $            6,923        -30.77%   -11.61%





Russell  3000 R  Index




                                Total Return
                                -------------
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,565        -14.35%   -14.35%
Inception1  $            6,970        -30.30%   -11.42%



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMark R Series Class E from its inception (11/10/99) to present (10/31/02) as compared to the Russell 3000 R Index for the same time period.2




              Exeter Fund, Inc.      Russell 3000 R
Date      PureMark R  Series Class E       Index
11/10/99  $                  10,000  $      10,000
4/30/00                      10,347         10,943
10/31/00                     10,037         10,875
4/30/01                       8,948          9,525
10/31/01                      7,862          8,138
4/30/02                       8,379          8,503
10/31/02                      6,923          6,970



1Class E and Index performance are calculated from November 10, 1999, the Class' inception date. The Class' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Class' performance is historical and may not be indicative of future results.
2The Russell 3000 R Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends, whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2002



                                                         SHARES  VALUE (NOTE 2)
                                                         ------  ---------------
COMMON STOCKS - 100.00%
AMUSEMENT & RECREATION SERVICES - 0.22%
Gaylord Entertainment Co.*                                  123  $         2,173
Westwood One, Inc.*                                         230            8,349
                                                                 ---------------
                                                                          10,522
                                                                 ---------------

APPAREL & ACCESSORY STORES - 0.40%
Charlotte Russe Holding, Inc.*                              167            2,062
The Gap, Inc.                                               330            3,884
Kohl's Corp.*                                               160            9,352
Limited Brands                                              231            3,620
                                                                 ---------------
                                                                          18,918
                                                                 ---------------

APPAREL MANUFACTURERS - 0.19%
V.F. Corp.                                                  246            9,058
                                                                 ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.06%
Bandag, Inc.                                                 70            2,677
                                                                 ---------------

BUILDING MATERIALS & HARDWARE - RETAIL - 1.18%
The Home Depot, Inc.                                      1,312           37,891
Lowe's Companies, Inc.                                      427           17,819
                                                                 ---------------
                                                                          55,710
                                                                 ---------------

BUSINESS SERVICES - 6.12%
ADVERTISING AGENCIES - 0.22%
Grey Global Group, Inc.                                       3            1,772
The Interpublic Group of Companies, Inc.                    204            2,442
Omnicom Group, Inc.                                         103            5,936
                                                                 ---------------
                                                                          10,150
                                                                 ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.46%
Computer Sciences Corp.*                                     85            2,745
National Instruments Corp.*                                 228            6,541
The Reynolds & Reynolds Co.                                 309            7,314
Sun Microsystems, Inc.*                                   1,726            5,111
                                                                 ---------------
                                                                          21,711
                                                                 ---------------

COMPUTER PROCESSING & DATA PREPARATION SERVICES - 0.82%
Automatic Data Processing, Inc.                             375           15,949
First Data Corp.                                            428           14,954
Fiserv, Inc.*                                               108            3,374
NCR Corp.*                                                  200            4,448
                                                                 ---------------
                                                                          38,725
                                                                 ---------------

PREPACKAGED SOFTWARE - 4.06%
Adobe Systems, Inc.                                         129            3,050
ANSYS, Inc.*                                                180            3,528



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



                                          SHARES  VALUE (NOTE 2)
                                          ------  ---------------
BUSINESS SERVICES (CONTINUED)
PREPACKAGED SOFTWARE (CONTINUED)
Computer Associates International, Inc.      287  $         4,265
Electronic Arts, Inc.*                        71            4,624
Fair, Isaac & Co., Inc.                      196            7,540
Intuit, Inc.*                                101            5,244
Microsoft Corp.*                           2,383          127,419
Oracle Corp.*                              2,205           22,469
PC-Tel, Inc.*                                408            2,774
Siebel Systems, Inc.*                        210            1,579
SunGard Data Systems, Inc.*                  168            3,725
VERITAS Software Corp.*                      255            3,889
webMethods, Inc.*                             84              607
                                                  ---------------
                                                          190,713
                                                  ---------------

MISCELLANEOUS - 0.56%
Akamai Technologies, Inc.*                 1,415            1,373
Cendant Corp.*                               505            5,807
ChoicePoint, Inc.*                           260            9,844
Concord EFS, Inc.*                           289            4,127
Electronic Data Systems Corp.                267            4,021
NetRatings, Inc.*                            241            1,301
                                                  ---------------
                                                           26,473
                                                  ---------------
                                                          287,772
                                                  ---------------

CHEMICALS & ALLIED PRODUCTS - 11.51%
BIOLOGICAL PRODUCTS - 1.27%
Amgen, Inc.*                                 690           32,126
Biogen, Inc.*                                477           17,501
Gilead Sciences, Inc.*                       107            3,717
IDEC Pharmaceuticals Corp.*                   63            2,899
MedImmune, Inc.*                             139            3,551
                                                  ---------------
                                                           59,794
                                                  ---------------

PHARMACEUTICAL PREPARATIONS - 5.39%
Abbott Laboratories                        1,243           52,044
Eli Lilly & Co.                              653           36,241
Forest Laboratories, Inc.*                   248           24,302
Genentech, Inc.*                             121            4,125
Genzyme Corp. - General Division*            355            9,887
ICN Pharmaceuticals, Inc.                    397            3,315
King Pharmaceuticals, Inc.*                  110            1,688
Ligand Pharmaceuticals, Inc. - Class B*      302            1,987
Merck & Co., Inc.                          1,607           87,164
Schering-Plough Corp.                      1,529           32,644
                                                  ---------------
                                                          253,397
                                                  ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

Investment  Portfolio  -  October  31,  2002





                                                  SHARES  VALUE (NOTE 2)
                                                  ------  ---------------
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
SOAP, DETERGENTS & CLEANING PREPARATIONS - 3.07%
Alberto-Culver Co. - Class B                         147  $         7,588
Avon Products, Inc.                                  336           16,293
The Clorox Co.                                       354           15,905
Colgate-Palmolive Co.                                306           16,824
The Gillette Co.                                     596           17,808
The Procter & Gamble Co.                             762           67,399
Stepan Co.                                            88            2,421
                                                          ---------------
                                                                  144,238
                                                          ---------------

MISCELLANEOUS - 1.78%
Air Products & Chemicals, Inc.                       125            5,525
Avery Dennison Corp.                                  54            3,361
Chiron Corp.*                                        176            6,952
Church & Dwight Co., Inc.                            238            8,230
The Dow Chemical Co.                                 494           12,839
E.I. du Pont de Nemours & Co.                        533           21,986
FMC Corp.*                                           298            9,116
Olin Corp.                                           183            2,976
PPG Industries, Inc.                                  89            4,186
Praxair, Inc.                                         85            4,632
The Scotts Co. - Class A*                             83            3,951
                                                          ---------------
                                                                   83,754
                                                          ---------------
                                                                  541,183
                                                          ---------------

COMMUNICATIONS - 4.75%
RADIO & TELEVISION BROADCASTING STATIONS - 0.60%
Clear Channel Communications, Inc.*                  256            9,485
Entercom Communications Corp.*                       189            9,303
Fisher Communications, Inc.                           29            1,328
Hearst-Argyle Television, Inc.*                      105            2,613
The Liberty Corp.                                     85            3,149
Univision Communications, Inc.*                       88            2,280
                                                          ---------------
                                                                   28,158
                                                          ---------------

TELEPHONE COMMUNICATIONS - 3.71%
ALLTEL Corp.                                         162            8,053
AT&T Corp.                                         1,811           23,615
AT&T Wireless Services, Inc.*                      1,062            7,296
BellSouth Corp.                                      964           25,209
Qwest Communications International, Inc.*            647            2,193
SBC Communications, Inc.                           1,813           46,522
Sprint Corp.                                         373            4,633
Sprint Corp. - PCS Group*                            278              967
Time Warner Telecom, Inc. - Class A*                 341              303
Verizon Communications, Inc.                       1,473           55,620
                                                          ---------------
                                                                  174,411
                                                          ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

Investment  Portfolio  -  October  31,  2002




                                                  SHARES  VALUE (NOTE 2)
                                                  ------  ---------------
COMMUNICATIONS (CONTINUED)
MISCELLANEOUS - 0.44%
Comcast Corp. - Class A*                             506  $        11,643
Cox Communications, Inc. - Class A*                  100            2,740
PanAmSat Corp.*                                      141            2,749
Telephone & Data Systems, Inc.                        70            3,563
                                                          ---------------
                                                                   20,695
                                                          ---------------
                                                                  223,264
                                                          ---------------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.05%
Chemed Corp.                                          71            2,503
                                                          ---------------

CRUDE PETROLEUM & NATURAL GAS - 0.93%
Anadarko Petroleum Corp.                             129            5,746
Apache Corp.                                          71            3,838
Berry Petroleum Co. - Class A                        151            2,516
Burlington Resources, Inc.                           105            4,326
Cabot Oil & Gas Corp.                                236            5,159
Kerr-McGee Corp.                                     257           11,179
Occidental Petroleum Corp.                           199            5,677
St. Mary Land & Exploration Co.                       62            1,571
Unocal Corp.                                         132            3,648
                                                          ---------------
                                                                   43,660
                                                          ---------------

DEPOSITORY INSTITUTIONS - 10.61%
NATIONAL COMMERCIAL BANKS - 6.27%
AmSouth Bancorp.                                     198            3,881
BB&T Corp.                                           258            9,352
Bank of America Corp.                                834           58,213
The Bank of New York Co., Inc.                       401           10,426
Bank One Corp.                                       641           24,723
Charter One Financial, Inc.                          129            3,906
Comerica, Inc.                                        99            4,322
FleetBoston Financial Corp.                          541           12,654
J.P. Morgan Chase & Co.                              998           20,708
KeyCorp                                              228            5,570
Marshall & Ilsley Corp.                              114            3,210
Mellon Financial Corp.                               236            6,676
National City Corp.                                  333            9,034
PNC Financial Services Group                         158            6,424
SouthTrust Corp.                                     186            4,765
State Street Corp.                                   172            7,116
SunTrust Banks, Inc.                                 136            8,274
U.S. Bancorp                                       1,008           21,259
Union Planters Corp.                                 111            3,137




The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

Investment  Portfolio  -  October  31,  2002




                                                   SHARES  VALUE (NOTE 2)
                                                   ------  ---------------
DEPOSITORY INSTITUTIONS (CONTINUED)
NATIONAL COMMERCIAL BANKS (CONTINUED)
Wachovia Corp.                                        721  $        25,084
Wells Fargo & Co.                                     916           46,231
                                                           ---------------
                                                                   294,965
                                                           ---------------

SAVINGS INSTITUTIONS, FEDERALLY CHARTERED - 0.95%
Golden West Financial Corp.                            67            4,627
OceanFirst Financial Corp.                             96            2,050
Sovereign Bancorp, Inc.                               755           10,630
Staten Island Bancorp, Inc.                           428            7,909
Washington Mutual, Inc.                               536           19,167
                                                           ---------------
                                                                    44,383
                                                           ---------------

STATE COMMERCIAL BANKS - 1.13%
Fifth Third Bancorp                                   274           17,399
First Virginia Banks, Inc.                            305           11,416
M&T Bank Corp.                                         44            3,604
Northern Trust Corp.                                  112            3,900
Regions Financial Corp.                               124            4,200
Synovus Financial Corp.                               147            3,012
Wilmington Trust Corp.                                321            9,742
                                                           ---------------
                                                                    53,273
                                                           ---------------

MISCELLANEOUS - 2.26%
Citigroup, Inc.                                     2,798          103,386
First Niagara Financial Group, Inc.                   101            3,044
                                                           ---------------
                                                                   106,430
                                                           ---------------
                                                                   499,051
                                                           ---------------

EATING PLACES - 0.58%
McDonald's Corp.                                      904           16,371
Yum! Brands, Inc.*                                    481           10,837
                                                           ---------------
                                                                    27,208
                                                           ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.50%
ELECTRIC SERVICES - 2.61%
Alliant Energy Corp.                                  368            5,895
Ameren Corp.                                          266           10,746
American Electric Power Co., Inc.                     177            4,538
CH Energy Group, Inc.                                 163            8,126
CenterPoint Energy, Inc.                              139              984
Cleco Corp.                                           370            5,161
Consolidated Edison, Inc.                             115            4,896
DTE Energy Co.                                         87            3,923
Dominion Resources, Inc.                              146            7,008
Duke Energy Corp.                                     453            9,282



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Investment  Portfolio  -  October  31,  2002




                                                 SHARES  VALUE (NOTE 2)
                                                 ------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC SERVICES (CONTINUED)
Exelon Corp.                                        175  $         8,820
FPL Group, Inc.                                      96            5,662
FirstEnergy Corp.                                   162            5,257
Hawaiian Electric Industries, Inc.                  207            9,909
NSTAR                                               219            9,187
Progress Energy, Inc.                               119            4,965
Public Service Enterprise Group, Inc.               108            3,094
Reliant Resources, Inc.*                            109              205
The Southern Co.                                    378           11,227
TXU Corp.                                           143            2,052
Xcel Energy, Inc.                                   200            2,080
                                                         ---------------
                                                                 123,017
                                                         ---------------

NATURAL GAS TRANSMISSION & DISTRIBUTION - 0.57%
Cascade Natural Gas Corp.                            44              849
Dynegy, Inc.                                        145               99
El Paso Corp.                                       277            2,147
The Laclede Group, Inc.                              72            1,699
National Fuel Gas Co.                                79            1,593
New Jersey Resources Corp.                          263            8,306
South Jersey Industries, Inc.                       102            3,257
Southwest Gas Corp.                                  87            1,956
WGL Holdings, Inc.                                  282            6,523
The Williams Companies, Inc.                        235              442
                                                         ---------------
                                                                  26,871
                                                         ---------------

MISCELLANEOUS - 0.32%
Entergy Corp.                                       105            4,629
PG&E Corp.*                                         216            2,344
Waste Management, Inc.                              347            7,988
                                                         ---------------
                                                                  14,961
                                                         ---------------
                                                                 164,849
                                                         ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 6.71%
COMMUNICATIONS EQUIPMENT - 0.74%
Comverse Technology, Inc.*                          819            5,897
Harris Corp.                                        175            4,616
Lucent Technologies, Inc.*                        1,613            1,984
Motorola, Inc.                                    1,005            9,216
QUALCOMM, Inc.*                                     378           13,049
                                                         ---------------
                                                                  34,762
                                                         ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

Investment  Portfolio  -  October  31,  2002




                                                SHARES  VALUE (NOTE 2)
                                                ------  ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
MOTORS & GENERATORS - 0.37%
Baldor Electric Co.                                112  $         2,107
Emerson Electric Co.                               223           10,744
Franklin Electric Co., Inc.                         44            1,934
Regal-Beloit Corp.                                 147            2,584
                                                        ---------------
                                                                 17,369
                                                        ---------------

SEMICONDUCTORS & RELATED DEVICES - 2.49%
ATMI, Inc.*                                        355            6,528
Agere Systems, Inc. - Class A*                      17               15
Agere Systems, Inc. - Class B*                     426              396
Altera Corp.*                                      175            2,051
Analog Devices, Inc.*                              178            4,770
Avanex Corp.*                                      786              589
Broadcom Corp. - Class A*                           95            1,138
Fairchild Semiconductor International, Inc. -
Class A*                                           426            5,069
Intel Corp.                                      3,408           58,958
Linear Technology Corp.                            162            4,478
Maxim Integrated Products, Inc.*                   159            5,063
Micron Technology, Inc.*                           286            4,576
Novellus Systems, Inc.*                             69            2,180
Photronics, Inc.*                                  370            4,492
Texas Instruments, Inc.                            889           14,100
Xilinx, Inc.*                                      156            2,962
                                                        ---------------
                                                                117,365
                                                        ---------------

MISCELLANEOUS - 3.11%
General Electric Co.                             5,436          137,259
Helix Technology Corp.                             182            1,862
Littelfuse, Inc.*                                  173            2,706
National Presto Industries, Inc.                    44            1,276
Rogers Corp.*                                      108            2,698
Technitrol, Inc.                                    28              410
                                                        ---------------
                                                                146,211
                                                        ---------------
                                                                315,707
                                                        ---------------

FABRICATED METAL PRODUCTS - 0.73%
Butler Manufacturing Co.                            64            1,295
Crane Co.                                          352            6,466
Illinois Tool Works, Inc.                          124            7,614
Lockheed Martin Corp.                              206           11,927
Masco Corp.                                        252            5,181
SPS Technologies, Inc.*                             86            2,090
                                                        ---------------
                                                                 34,573
                                                        ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                                SHARES  VALUE (NOTE 2)
                                                ------  ---------------
FABRICATED RUBBER PRODUCTS - 0.09%
Cooper Tire & Rubber Co.                           248  $         3,226
West Pharmaceutical Services, Inc.                  61            1,170
                                                        ---------------
                                                                  4,396
                                                        ---------------

FOOD & KINDRED PRODUCTS - 4.19%
BEVERAGES - 2.25%
The Coca-Cola Co.                                1,352           62,841
Coca-Cola Bottling Co.                               8              426
PepsiCo, Inc.                                      968           42,689
                                                        ---------------
                                                                105,956
                                                        ---------------

FRUITS & VEGETABLES & RELATED PRODUCTS - 1.07%
Campbell Soup Co.                                  124            2,614
ConAgra Foods, Inc.                                900           21,825
H.J. Heinz Co.                                     508           16,337
The J.M. Smucker Co.                                15              549
Lancaster Colony Corp.                             195            8,863
                                                        ---------------
                                                                 50,188
                                                        ---------------

GRAIN MILL PRODUCTS - 0.45%
Corn Products International, Inc.                  285            8,399
General Mills, Inc.                                205            8,471
Kellogg Co.                                        136            4,333
                                                        ---------------
                                                                 21,203
                                                        ---------------

MISCELLANEOUS - 0.42%
Hershey Foods Corp.                                 54            3,514
J&J Snack Foods Corp.*                              46            1,702
Sara Lee Corp.                                     434            9,908
Wm. Wrigley Jr. Co.                                 84            4,433
                                                        ---------------
                                                                 19,557
                                                        ---------------
                                                                196,904
                                                        ---------------

FOOD STORES - 0.59%
Albertson's, Inc.                                  222            4,953
The Kroger Co.*                                  1,044           15,493
Starbucks Corp.*                                   209            4,983
Weis Markets, Inc.                                  65            2,151
                                                        ---------------
                                                                 27,580
                                                        ---------------

FORESTRY - 0.30%
Rayonier, Inc.                                     208            8,773
Weyerhaeuser Co.                                   117            5,300
                                                        ---------------
                                                                 14,073
                                                        ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
11

Investment  Portfolio  -  October  31,  2002




                                             SHARES  VALUE (NOTE 2)
                                             ------  ---------------
FURNITURE & FIXTURES - 0.64%
Hillenbrand Industries, Inc.                     59  $         3,068
Johnson Controls, Inc.                           50            3,900
Leggett & Platt, Inc.                           334            6,964
Newell Rubbermaid, Inc.                         500           16,210
                                                     ---------------
                                                              30,142
                                                     ---------------

GENERAL MERCHANDISE STORES - 2.94%
Costco Wholesale Corp.*                         245            8,313
Federated Department Stores, Inc.*              100            3,070
The May Department Stores Co.                   164            3,829
Sears, Roebuck & Co.                            157            4,123
The TJX Companies, Inc.                         970           19,904
Target Corp.                                    502           15,120
Wal-Mart Stores, Inc.                         1,568           83,966
                                                     ---------------
                                                             138,325
                                                     ---------------

GLASS & GLASSWARE - 0.02%
Corning, Inc.*                                  465              870
                                                     ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT
STORES - 0.18%
Bed Bath & Beyond, Inc.*                        157            5,567
Best Buy Co., Inc.*                             136            2,803
                                                     ---------------
                                                               8,370
                                                     ---------------

HOTELS & MOTELS - 0.16%
The Marcus Corp.                                198            2,818
Prime Hospitality Corp.*                        232            1,875
Starwood Hotels & Resorts Worldwide, Inc.       114            2,656
                                                     ---------------
                                                               7,349
                                                     ---------------

INDUSTRIAL & COMMERCIAL MACHINERY - 6.60%
COMPUTER & OFFICE EQUIPMENT - 4.71%
3M Co.                                          213           27,038
Apple Computer, Inc.*                           186            2,989
Cisco Systems, Inc.*                          3,849           43,032
Dell Computer Corp.*                          1,182           33,817
EMC Corp.*                                    1,188            6,071
Hewlett-Packard Co.                           1,379           21,788
International Business Machines Corp. (IBM)     954           75,309
Lexmark International, Inc.*                     68            4,041
Pitney Bowes, Inc.                              131            4,395
Solectron Corp.*                              1,455            3,274
                                                     ---------------
                                                             221,754
                                                     ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
12

Investment  Portfolio  -  October  31,  2002




                                                SHARES  VALUE (NOTE 2)
                                                ------  ---------------
INDUSTRIAL & COMMERCIAL MACHINERY (CONTINUED)
GENERAL INDUSTRY MACHINERY & EQUIPMENT - 0.36%
Dover Corp.                                        112  $         2,809
The Gorman-Rupp Co.                                 31              769
Pentair, Inc.                                      211            6,971
Standex International Corp.                        141            2,982
Thomas Industries, Inc.                            117            3,368
                                                        ---------------
                                                                 16,899
                                                        ---------------

SPECIAL INDUSTRY MACHINERY - 0.48%
Applied Materials, Inc.*                           834           12,535
Lufkin Industries, Inc.                             63            1,617
Varian Medical Systems, Inc.*                      171            8,246
                                                        ---------------
                                                                 22,398
                                                        ---------------

MISCELLANEOUS - 1.05%
Baker Hughes, Inc.                                 169            4,909
The Black & Decker Corp.                           224           10,474
Caterpillar, Inc.                                  196            8,007
Deere & Co.                                        136            6,309
Eaton Corp.                                        102            6,976
Mestek, Inc.*                                       46              833
Tecumseh Products Co. - Class A                    154            6,985
Tennant Co.                                         49            1,478
The Toro Co.                                        53            3,385
                                                        ---------------
                                                                 49,356
                                                        ---------------
                                                                310,407
                                                        ---------------

INSURANCE AGENTS & BROKERS - 0.35%
Aon Corp.                                          125            2,291
Marsh & McLennan Companies, Inc.                   300           14,013
                                                        ---------------
                                                                 16,304
                                                        ---------------

INSURANCE CARRIERS - 4.95%
FIRE, MARINE & CASUALTY INSURANCE - 2.60%
The Allstate Corp.                                 373           14,838
American International Group, Inc.               1,273           79,626
The Chubb Corp.                                     93            5,246
Cincinnati Financial Corp.                          74            2,811
The Hartford Financial Services Group, Inc.        133            5,253
The Progressive Corp.                              105            5,775
The St. Paul Companies, Inc.                       115            3,772
Travelers Property Casualty Corp. - Class A*       120            1,592
 Travelers Property Casualty Corp. - Class B*      248            3,353
                                                        ---------------
                                                                122,266
                                                        ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
13

Investment  Portfolio  -  October  31,  2002




                                                SHARES  VALUE (NOTE 2)
                                                ------  ---------------
INSURANCE CARRIERS (CONTINUED)
LIFE INSURANCE - 0.58%
CIGNA Corp.                                        257  $         9,288
Great American Financial Resources, Inc.            85            1,359
Jefferson-Pilot Corp.                               83            3,332
John Hancock Financial Services, Inc.              161            4,717
Lincoln National Corp.                             162            4,943
MetLife, Inc.                                      154            3,678
                                                        ---------------
                                                                 27,317
                                                        ---------------

MEDICAL, HEALTH, & ACCIDENT INSURANCE - 1.61%
Aetna, Inc.                                        156            6,287
AFLAC, Inc.                                        286            8,706
UnitedHealth Group, Inc.                           428           38,927
UnumProvident Corp.                                118            2,421
WellPoint Health Networks, Inc.*                   255           19,179
                                                        ---------------
                                                                 75,520
                                                        ---------------

SURETY INSURANCE - 0.16%
CNA Surety Corp.                                   143            1,985
MBIA, Inc.                                          80            3,492
MGIC Investment Corp.                               51            2,140
                                                        ---------------
                                                                  7,617
                                                        ---------------
                                                                232,720
                                                        ---------------

LUMBER & WOOD PRODUCTS - 0.07%
Georgia-Pacific Corp.                              122            1,488
Skyline Corp.                                       61            1,771
                                                        ---------------
                                                                  3,259
                                                        ---------------

METAL MINING - 0.24%
Cleveland-Cliffs, Inc.                              38              768
Newmont Mining Corp.                               172            4,252
Phelps Dodge Corp.*                                198            6,142
                                                        ---------------
                                                                 11,162
                                                        ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
Mattel, Inc.                                       250            4,590
Steinway Musical Instruments, Inc.*                 78            1,459
Tiffany & Co.                                      296            7,749
                                                        ---------------
                                                                 13,798
                                                        ---------------

MOTION PICTURE PRODUCTION - 0.24%
Liberty Media Corp.*                             1,366           11,297
                                                        ---------------

MOTOR FREIGHT TRANSPORTATION - 0.16%
United Parcel Service, Inc. - Class B              124            7,441
                                                        ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
14

Investment  Portfolio  -  October  31,  2002




                                                 SHARES  VALUE (NOTE 2)
                                                 ------  ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.49%
PERSONAL CREDIT INSTITUTIONS - 0.95%
American Express Co.                                722  $        26,259
Capital One Financial Corp.                         118            3,595
Household International, Inc.                       240            5,702
SLM Corp.                                            89            9,144
                                                         ---------------
                                                                  44,700
                                                         ---------------

MISCELLANEOUS - 1.54%
Fannie Mae                                          556           37,174
Freddie Mac                                         387           23,831
MBNA Corp.                                          574           11,658
                                                         ---------------
                                                                  72,663
                                                         ---------------
                                                                 117,363
                                                         ---------------

PAPER & ALLIED PRODUCTS - 0.98%
Boise Cascade Corp.                                 339            8,065
Greif Brothers Corp. - Class A                       68            1,727
International Paper Co.                             259            9,047
Kimberly-Clark Corp.                                291           14,986
Longview Fibre Co.                                  106              721
MeadWestvaco Corp.                                  107            2,242
Playtex Products, Inc.*                              57              496
Potlatch Corp.                                      330            8,626
                                                         ---------------
                                                                  45,910
                                                         ---------------

PERSONAL SERVICES - 0.11%
H&R Block, Inc.                                     112            4,971
                                                         ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.53%
Amerada Hess Corp.                                  180            9,234
Ashland, Inc.                                       211            5,539
ChevronTexaco Corp.                                 566           38,279
ConocoPhillips                                      370           17,945
Exxon Mobil Corp.                                 3,672          123,600
Holly Corp.                                          32              565
Marathon Oil Corp.                                  163            3,407
Murphy Oil Corp.                                    129           10,814
WD-40 Co.                                           121            3,473
                                                         ---------------
                                                                 212,856
                                                         ---------------

PRIMARY METAL INDUSTRIES - 0.53%
Alcoa, Inc.                                         458           10,103
Belden, Inc.                                        185            2,562
CommScope, Inc.*                                    432            3,391
Hubbell, Inc. - Class B                               9              306
United States Steel Corp.                           673            8,648
                                                         ---------------
                                                                  25,010
                                                         ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
15

Investment  Portfolio  -  October  31,  2002




                                                   SHARES  VALUE (NOTE 2)
                                                   ------  ---------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES - 2.45%
BOOK PUBLISHING - 0.82%
Banta Corp.                                           201  $         6,191
The McGraw-Hill Companies, Inc.                       383           24,703
Meredith Corp.                                        162            7,379
                                                           ---------------
                                                                    38,273
                                                           ---------------

NEWSPAPERS - PUBLISHING & PRINTING - 1.40%
Dow Jones & Co., Inc.                                 143            5,022
The E.W. Scripps Co. - Class A                        109            8,414
Gannett Co., Inc.                                     148           11,238
Hollinger International, Inc.                         210            2,047
Knight-Ridder, Inc.                                   120            7,222
Lee Enterprises, Inc.                                 238            7,783
The New York Times Co. - Class A                       83            4,018
Pulitzer, Inc.                                         48            2,232
Tribune Co.                                           102            4,901
The Washington Post Co. - Class B                      18           13,102
                                                           ---------------
                                                                    65,979
                                                           ---------------

MISCELLANEOUS - 0.23%
Bowne & Co., Inc.                                      27              270
R.H. Donnelley Corp.*                                 177            4,282
R.R. Donnelley & Sons Co.                             315            6,316
                                                           ---------------
                                                                    10,868
                                                           ---------------
                                                                   115,120
                                                           ---------------

RAILROAD TRANSPORTATION - 0.52%
Burlington Northern Santa Fe Corp.                    213            5,480
CSX Corp.                                             118            3,257
Kansas City Southern*                                 205            2,870
Norfolk Southern Corp.                                220            4,444
Union Pacific Corp.                                   141            8,326
                                                           ---------------
                                                                    24,377
                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS & MISCELLANEOUS
TRUSTS - 3.55%
AMB Property Corp.                                    294            7,879
Affiliated Managers Group, Inc.*                      197           10,228
Arden Realty, Inc.                                    298            6,377
Avalonbay Communities, Inc.                           160            6,032
Boston Properties, Inc.                               187            6,676
CBL & Associates Properties, Inc.                      82            3,031
Camden Property Trust                                 227            7,114
CarrAmerica Realty Corp.                              280            6,647
CenterPoint Properties Corp.                          136            7,328
Colonial Properties Trust.                            102            3,372



The  accompanying  notes  are  an  integral  part  of  the financial statements.
16

Investment  Portfolio  -  October  31,  2002




                                                 SHARES  VALUE (NOTE 2)
                                                 ------  ---------------
REAL ESTATE INVESTMENT TRUSTS & MISCELLANEOUS
TRUSTS (continued)
Duke Realty Corp.                                   344  $         8,359
EastGroup Properties, Inc.                          118            2,863
Equity Office Properties Trust                      237            5,707
Equity One, Inc.                                    125            1,610
Equity Residential                                  156            3,700
Essex Property Trust, Inc.                           75            3,559
Federal Realty Investment Trust                     257            6,772
FelCor Lodging Trust, Inc.                          217            2,426
First Industrial Realty Trust, Inc.                 264            7,139
Gables Residential Trust                            109            2,469
Great Lakes REIT, Inc.                              127            2,195
Highwoods Properties, Inc.                          310            6,200
Home Properties of New York, Inc.                    70            2,219
IRT Property Co.                                    158            1,874
Kilroy Realty Corp.                                 142            3,056
Liberty Property Trust                              271            7,951
Manufactured Home Communities, Inc.                  81            2,313
Mid-America Apartment Communities, Inc.             134            3,162
ProLogis                                            365            8,833
Regency Centers Corp.                                74            2,313
Saul Centers, Inc.                                   75            1,792
Shurgard Storage Centers, Inc.                      235            7,097
Taubman Centers, Inc.                               145            2,008
The Town & Country Trust                            182            3,533
United Dominion Realty Trust, Inc.                  207            2,987
                                                         ---------------
                                                                 166,821
                                                         ---------------

RESEARCH, MANAGEMENT & RELATED SERVICES - 0.64%
COMMERCIAL RESEARCH - 0.46%
Antigenics, Inc.*                                   262            2,481
Diversa Corp.*                                      482            4,685
The Dun & Bradstreet Corp.*                         236            8,626
Moody's Corp.                                        86            4,051
Neurogen Corp.*                                       6               40
Sequenom, Inc.*                                      79              184
Tularik, Inc.*                                      239            1,738
                                                         ---------------
                                                                  21,805
                                                         ---------------

ENGINEERING & ACCOUNTING SERVICES - 0.18%
Halliburton Co.                                     218            3,527
Paychex, Inc.                                       174            5,015
                                                         ---------------
                                                                   8,542
                                                         ---------------
                                                                  30,347
                                                         ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
17

Investment  Portfolio  -  October  31,  2002




                                              SHARES  VALUE (NOTE 2)
                                              ------  ---------------
RETAIL - MISCELLANEOUS - 1.35%
CVS Corp.                                        219  $         6,073
eBay, Inc.*                                      223           14,107
Office Depot, Inc.*                              177            2,547
Staples, Inc.*                                   995           15,423
Walgreen Co.                                     568           19,170
Zale Corp.*                                      212            6,190
                                                      ---------------
                                                               63,510
                                                      ---------------

SECURITY & COMMODITY BROKERS, DEALERS &
SERVICES - 1.59%
INVESTMENT ADVICE - 0.09%
Franklin Resources, Inc.                          91            3,002
Value Line, Inc.                                  24              924
Waddell & Reed Financial, Inc.                    18              315
                                                      ---------------
                                                                4,241
                                                      ---------------

SECURITY BROKERS & DEALERS - 1.50%
The Charles Schwab Corp.                         566            5,196
The Goldman Sachs Group, Inc.                    119            8,520
Lehman Brothers Holdings, Inc.                   130            6,925
Merrill Lynch & Co., Inc.                        454           17,229
Morgan Stanley                                   583           22,690
Raymond James Financial, Inc.                    318            9,953
                                                      ---------------
                                                               70,513
                                                      ---------------
                                                               74,754
                                                      ---------------

SERVICE PROVIDERS - HEALTH & MEDICAL - 0.44%
Accredo Health, Inc.*                            137            6,340
CorVel Corp.*                                     20              660
First Health Group Corp.*                        220            5,716
Lincare Holdings, Inc.*                           95            3,237
Renal Care Group, Inc.*                          145            4,589
                                                      ---------------
                                                               20,542
                                                      ---------------

SHOE MANUFACTURERS - 0.03%
Wolverine World Wide, Inc.                        87            1,402
                                                      ---------------

TECHNICAL INSTRUMENTS & SUPPLIES - 5.95%
LABORATORY APPARATUS & ANALYTICAL, OPTICAL
INSTRUMENTS - 1.58%
Agilent Technologies, Inc.*                      236            3,245
Allergan, Inc.                                   244           13,286
Bio-Rad Laboratories, Inc. - Class A*             72            3,068
Danaher Corp.                                     54            3,124
KLA-Tencor Corp.*                                 95            3,383
MKS Instruments, Inc.*                           134            1,759
Mettler-Toledo International, Inc.*              232            6,948



The  accompanying  notes  are  an  integral  part  of  the financial statements.
18

Investment  Portfolio  -  October  31,  2002




                                              SHARES  VALUE (NOTE 2)
                                              ------  ---------------
TECHNICAL INSTRUMENTS & SUPPLIES (CONTINUED)
LABORATORY APPARATUS & ANALYTICAL, OPTICAL
INSTRUMENTS (CONTINUED)
Mine Safety Appliances Co.                        39  $         1,367
Roper Industries, Inc.                           211            8,145
Rudolph Technologies, Inc.*                      151            2,579
Tektronix, Inc.*                                 536            9,471
Teradyne, Inc.*                                   95            1,150
Therma-Wave, Inc.*                               200              122
Thermo Electron Corp.*                           382            7,025
Varian, Inc.*                                    332            9,764
                                                      ---------------
                                                               74,436
                                                      ---------------

SURGICAL, MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES - 3.83%
Arrow International, Inc.                          5              176
Baxter International, Inc.                       598           14,962
Beckman Coulter, Inc.                            140            3,899
Becton, Dickinson & Co.                          565           16,673
Biomet, Inc.                                     601           17,705
Boston Scientific Corp.*                         509           19,154
C.R. Bard, Inc.                                  131            7,327
Datascope Corp.                                   54            1,340
DENTSPLY International, Inc.                     204            7,532
Guidant Corp.*                                   538           15,909
Haemonetics Corp.*                                38              806
Invacare Corp.                                    54            1,706
Medtronic, Inc.                                1,030           46,144
St. Jude Medical, Inc.*                          478           17,022
Stryker Corp.*                                    71            4,480
Vital Signs, Inc.                                 20              625
Zimmer Holdings, Inc.*                           112            4,617
                                                      ---------------
                                                              180,077
                                                      ---------------

MISCELLANEOUS - 0.54%
Advanced Medical Optics, Inc.*                    54              524
Bausch & Lomb, Inc.                              188            5,847
Eastman Kodak Co.                                163            5,371
General Motors Corp. - Class H* (Hughes
 Electronics Corp.)                              462            4,551
Raytheon Co.                                     216            6,372
Xerox Corp.*                                     397            2,636
                                                      ---------------
                                                               25,301
                                                      ---------------
                                                              279,814
                                                      ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
19

Investment  Portfolio  -  October  31,  2002




                                           SHARES  VALUE (NOTE 2)
                                           ------  ---------------
TRANSPORTATION BY AIR - 0.40%
AMR Corp.*                                    484  $         2,284
FedEx Corp.                                   165            8,776
Southwest Airlines Co.                        426            6,220
UAL Corp.*                                    611            1,515
                                                   ---------------
                                                            18,795
                                                   ---------------

TRANSPORTATION BY WATER - 0.05%
Kirby Corp.*                                   95            2,243
                                                   ---------------

TRANSPORTATION EQUIPMENT - 2.59%
AIRCRAFT & PARTS - 1.38%
The Boeing Co.                                469           13,953
General Dynamics Corp.                        109            8,625
Goodrich Corp.                                376            5,678
Honeywell International, Inc.                 448           10,725
Northrop Grumman Corp.                         62            6,394
Textron, Inc.                                  64            2,624
United Technologies Corp.                     271           16,713
                                                   ---------------
                                                            64,712
                                                   ---------------

MOTOR VEHICLE PARTS & ACCESSORIES - 0.74%
CLARCOR, Inc.                                 131            4,049
Delphi Corp.                                  312            2,172
Ford Motor Co.                                938            7,935
General Motors Corp.                          291            9,676
Genuine Parts Co.                              97            2,865
Superior Industries International, Inc.       193            8,197
                                                   ---------------
                                                            34,894
                                                   ---------------

MISCELLANEOUS - 0.47%
Harley-Davidson, Inc.                         162            8,473
Polaris Industries, Inc.                      129            8,126
Trinity Industries, Inc.                      357            5,605
                                                   ---------------
                                                            22,204
                                                   ---------------
                                                           121,810
                                                   ---------------

TRANSPORTATION SERVICES - 0.07%
Navigant International, Inc.*                 156            1,783
Sabre Holdings Corp.*                          76            1,458
                                                   ---------------
                                                             3,241
                                                   ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                             SHARES  VALUE (NOTE 2)
                                             ------  ---------------
WHOLESALE TRADE - DURABLE GOODS - 0.63%
Apogent Technologies, Inc.*                     239  $        4,345
Applied Industrial Technologies, Inc.            63           1,096
Avnet, Inc.                                     264           2,455
BorgWarner, Inc.                                173           7,782
Carlisle Companies, Inc.                        248           9,243
Lawson Products, Inc.                            41           1,177
Sycamore Networks, Inc.*                      1,443           3,608
                                                     ---------------
                                                             29,706
                                                     ---------------

WHOLESALE TRADE - NON-DURABLE GOODS - 1.55%
AmerisourceBergen Corp.                         205          14,586
Cardinal Health, Inc.                           431          29,830
McKesson Corp.                                  375          11,179
Safeway, Inc.*                                  243           5,613
Sysco Corp.                                     373          11,817
                                                     ---------------
                                                             73,025
                                                     ---------------

TOTAL COMMON STOCKS
(Identified Cost  $6,420,126)                             4,702,669
                                                     ---------------

SHORT-TERM INVESTMENTS - 0.52%
Dreyfus Treasury Cash Management Fund
(Identified Cost  $24,647)                   24,647          24,647
                                                     ---------------

TOTAL INVESTMENTS - 100.52%
(Identified Cost  $6,444,773)                             4,727,316
LIABILITIES, LESS OTHER ASSETS - (0.52%)                    (24,584)
                                                     ---------------

NET ASSETS - 100%                                    $    4,702,732
                                                     ===============



*  Non-income  producing  security


The  accompanying  notes  are  an  integral  part  of  the financial statements.
21

Statement  of  Assets  and  Liabilities

OCTOBER  31,  2002



ASSETS:
Investments, at value (identified cost $6,444,773) (Note 2)  $ 4,727,316
Dividends receivable                                               6,287
Receivable from investment advisor (Note 3)                       39,516
                                                             ------------
TOTAL ASSETS                                                   4,773,119
                                                             ------------

LIABILITIES:

Accrued fund accounting fees (Note 3)                             26,954
Accrued transfer agent fees (Note 3)                              19,116
Accrued directors' fees (Note 3)                                     340
Accrued distribution and service fees (Note 3)                       959
Audit fees payable                                                18,604
Other payables and accrued expenses                                4,414
                                                             ------------
TOTAL LIABILITIES                                                 70,387
                                                             ------------

TOTAL NET ASSETS                                             $ 4,702,732
                                                             ============

NET ASSETS CONSIST OF:

Capital stock                                                $     6,867
Additional paid-in-capital                                     7,038,655
Undistributed net investment income                               34,847
Accumulated net realized loss on investments                    (660,180)
Net unrealized depreciation on investments                    (1,717,457)
                                                             ------------

TOTAL NET ASSETS                                             $ 4,702,732
                                                             ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($39,237/5,607 shares)             $      7.00
                                                             ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS E ($4,663,495/681,101 shares)        $      6.85
                                                             ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations

FOR  THE  YEAR  ENDED  OCTOBER  31,  2002



INVESTMENT INCOME:
Dividends                                              $  94,552
Interest                                                      20
                                                       ----------
Total Investment Income                                   94,572
                                                       ----------

EXPENSES:

Management fees (Note 3)                                  28,480
Fund accounting fees (Note 3)                             93,400
Transfer agent fees (Class A) (Note 3)                    25,387
Transfer agent fees (Class C) (Note 3)                    18,706
Transfer agent fees (Class E) (Note 3)                    25,387
Directors' fees (Note 3)                                   5,200
Distribution and service fees (Class C) (Note 3)              37
Distribution and service fees (Class E) (Note 3)          14,143
Custodian fees                                            20,900
Audit fees                                                15,999
Miscellaneous                                              2,724
                                                       ----------
Total Expenses                                           250,363
Less reduction of expenses (Note 3)                     (196,342)
                                                       ----------
Net Expenses                                              54,021
                                                       ----------
NET INVESTMENT INCOME                                     40,551
                                                       ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments                        (226,765)
Net change in unrealized depreciation on investments    (451,392)
                                                       ----------
NET REALIZED AND UNREALIZED LOSS ON
IVESTMENTS                                              (678,157)
                                                       ----------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $(637,606)
                                                       ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.
23

Statements  of  Changes  in  Net  Assets




                                               FOR THE YEAR      FOR THE YEAR
                                              ENDED 10/31/02    ENDED 10/31/01
                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                        $        40,551   $        32,877
Net realized loss on investments                    (226,765)         (279,273)
Net change in unrealized depreciation on
investments                                         (451,392)       (1,264,351)
                                             ----------------  ----------------
Net decrease from operations                        (637,606)       (1,510,747)
                                             ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 7):

From net investment income - Class A                    (227)              (63)
From net investment income - Class C                      (3)              (25)
From net investment income - Class E                 (33,322)          (23,290)
                                             ----------------  ----------------
Total distributions to shareholders                  (33,552)          (23,378)
                                             ----------------  ----------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5)                               (510,269)          515,142
                                             ----------------  ----------------
Net decrease in net assets                        (1,181,427)       (1,018,983)

NET ASSETS:

Beginning of year                                  5,884,159         6,903,142
                                             ----------------  ----------------

END OF YEAR (including undistributed net
investment income of $34,847 and $29,542,
respectively)                                $     4,702,732   $     5,884,159
                                             ================  ================



The  accompanying  notes  are  an  integral  part  of  the financial statements.
24

Financial  Highlights  -  Class  A



                                                FOR THE       FOR THE      FOR THEPERIOD
                                               YEAR ENDED    YEAR ENDED      2/22/00+
                                                10/31/02      10/31/01      TO 10/31/00
                                              ------------  ------------  ---------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD         $      7.99   $     10.24   $        10.00
                                              ------------  ------------  ---------------

Income from investment operations:
Net investment income                                0.07          0.06             0.03
Net realized and unrealized gain (loss)
on investments                                      (0.99)        (2.25)            0.21
                                              ------------  ------------  ---------------
Total from investment operations                    (0.92)        (2.19)            0.24
                                              ------------  ------------  ---------------

Less distributions to shareholders:
From net investment income                          (0.07)        (0.06)               -
                                              ------------  ------------  ---------------
NET ASSET VALUE - END OF PERIOD               $      7.00   $      7.99   $        10.24
                                              ============  ============  ===============

Total return1                                     (11.71%)      (21.51%)            2.40%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*                                            0.70%         0.70%          0.70%2
Net investment income                                0.98%         0.74%          0.57%2

Portfolio turnover                                     41%           47%              88%

NET ASSETS - END OF PERIOD (000's omitted)    $        39   $        28   $           21
                                              ============  ============  ===============



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

                                                   76.88%       104.15%           1.34%2

+Commencement  of  operations.
1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. 2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
25

Financial  Highlights  -  Class  C



                                                  FOR THE         FOR THE      FOR THE PERIOD
                                               PERIOD 11/1/01    YEAR ENDED       8/7/00+
                                                TO 7/15/02 3       10/31/01      TO 10/31/00
                                              ----------------  ------------  ----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD         $          7.54   $      9.71   $         10.00
                                              ----------------  ------------  ----------------

Income from investment operations:
Net investment income                                      -4          0.03                 -
Net realized and unrealized loss on
investments                                             (0.67)        (2.17)            (0.29)
                                              ----------------  ------------  ----------------
Total from investment operations                        (0.67)        (2.14)            (0.29)
                                              ----------------  ------------  ----------------

Less distributions to shareholders:
From net investment income                                 -4         (0.03)                -
                                              ----------------  ------------  ----------------

Redemption of capitalization                           (6.87)             -                 -
                                              ----------------  ------------  ----------------

NET ASSET VALUE - END OF PERIOD               $             -   $      7.54   $          9.71
                                              ================  ============  ================

Total return1                                          (8.85%)      (22.11%)           (2.90%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*                                              1.45%2          1.45%           1.45%2
Net investment income (loss)                           0.12%2          0.01%         (0.16%)2

Portfolio turnover                                        41%            47%              88%

NET ASSETS - END OF PERIOD (000's omitted)    $             -   $         6   $             8
                                              ================  ============  ================




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

                                                      386.73%2       208.77%           1.63%2


+Commencement  of  operations.
1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. 2Annualized.
3Date  of  complete  redemption  (Note  1).
4Less  than  $0.01  per  share.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
26

Financial  Highlights  -  Class  E



                                                FOR THE       FOR THE      FOR THE PERIOD
                                               YEAR ENDED    YEAR ENDED      11/10/99+
                                                10/31/02      10/31/01      TO 10/31/00
                                              ------------  ------------  ----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD         $      7.82   $     10.02   $         10.00
                                              ------------  ------------  ----------------

Income from investment operations:
Net investment income                                0.06          0.05              0.05
Net realized and unrealized loss on
  investments                                       (0.99)        (2.22)            (0.01)
                                              ------------  ------------  ----------------

Total from investment operations                    (0.93)        (2.17)             0.04
                                              ------------  ------------  ----------------

Less distributions to shareholders:

From net investment income                          (0.04)        (0.03)            (0.02)
                                              ------------  ------------  ----------------

NET ASSET VALUE - END OF PERIOD               $      6.85   $      7.82   $         10.02
                                              ============  ============  ================

Total return1                                     (11.94%)      (21.67%)             0.37%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*                                            0.95%         0.95%           0.95%2
Net investment income                                0.71%         0.51%           0.45%2

Portfolio turnover                                     41%           47%               88%

NET ASSETS - END OF PERIOD (000's omitted)    $     4,663   $     5,850   $         6,874
                                              ============  ============  ================



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:


                                                    2.68%        2.88%              1.00%2


+Commencement  of  operations.
1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. 2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.
27

Notes  to  Financial  Statements

1.  ORGANIZATION

PureMark R Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return that is consistent with the broad U.S. stock market, as represented by the Russell 3000 R Index through investments that meet the socially responsible criteria of the Series.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Currently, Class A and Class E are offered. Effective July 15, 2002, Class C shares ceased operations and all shares were exchanged for Class A shares. Shareholders of the Series have equal voting rights on matters affecting all shareholders of the Series. In addition, each class of shares of the Series has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interest of any other class.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2002, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million have been designated as PureMark R Series Class A Common Stock, 5 million have been designated as PureMark R Series Class C Common Stock, and 10 million have been designated as PureMark R Series Class E Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan and certain transfer agent expenses.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.


3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least until February 28, 2003, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.70% for Class A shares and 0.95% for Class E shares, of average daily net assets each year. Total expenses for Class C shares were limited to 1.45% of Class C's average daily net assets. Accordingly, the Advisor did not impose its fee of $28,480 and assumed expenses amounting to $167,862 for the year ended October 31, 2002, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor of the Fund's shares. The Series compensates the distributor for distributing and servicing the Series' Class E shares pursuant to a distribution plan adopted under Rule 12b-1 of the Investment Company Act of 1940, regardless of expenses actually incurred. The distribution fees are accrued daily and payable quarterly, at an annual rate of 0.25% of the Class E's average daily net assets. Class C shares were subject to a distribution fee of 0.75% of Class C's average daily net assets.

Notes  to  Financial  Statements

The Advisor acts as the Fund's accounting services agent. For these services, the Funds pays the Advisor a fee of 0.04% of each Series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000 per Class, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS will serve as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2002, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,315,178 and $2,764,502, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  PureMark R  Series  were:



                       FOR THE YEAR               FOR THE YEAR
                      ENDED 10/31/02             ENDED 10/31/01
             ---------------  ----------------  -------  --------
                 Shares            Amount       Shares    Amount
             ---------------  ----------------  -------  --------
Sold                  2,149            16,516    2,324    18,918
Reinvested               23               194        4        35
Repurchased             (11)             (100)    (899)    (9263)
             ---------------  ----------------  -------  --------
Total                 2,161   $        16,610    1,429   $ 9,690
             ===============  ================  =======  ========



Transactions  in  Class  C  shares  of  PureMark R  Series  were:



                        FOR THE PERIOD 11/1/01
                         TO 7/15/02 (DATE OF             FOR THE YEAR
                        COMPLETE REDEMPTION)            ENDED 10/31/01
             -----------------------  ---------------- -------  -------
                     Shares                Amount       Shares  Amount
             -----------------------  ----------------  ------  -------
Sold                              -   $             -        -  $     -
Reinvested                       -*                 3        3       25
Repurchased                    (862)           (5,920)       -        -
             -----------------------  ----------------  ------  -------
Total                          (862)           (5,917)       3  $    25
             =======================  ================  ======  ========



Notes  to  Financial  Statements

Transactions  in  Class  E  shares  of  PureMark R  Series  were:



                        FOR THE YEAR                FOR THE YEAR
                       ENDED 10/31/02              ENDED 10/31/01
             ---------------  ----------------  --------  -----------
                 Shares            Amount        Shares     Amount
             ---------------  ----------------  --------  -----------
Sold                129,830   $     1,094,293   134,947   $1,154,714
Reinvested            3,976            33,322     2,507       23,290
Repurchased        (201,021)       (1,648,577)  (75,153)    (672,577)
             ---------------  ----------------  --------  -----------
Total               (67,215)  $       520,962    62,301   $  505,427
             ===============  ================  ========  ===========



*Less  than  1  share.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2002.

7.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS

The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date. The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including differences in the classification of REIT distributions. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights. For the year ended October 31, 2002, the fund reclassified $1,694 to decrease undistributed net investment income, and $89 to decrease additional paid-in-capital

Notes  to  Financial  Statements

7.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  (continued)

with a decrease to accumulated net realized losses of $1,783. All current and prior year distributions in the Statement of Changes in Net Assets represent ordinary income distributions for tax purposes.

The tax basis components of distributable earnings and the federal tax cost as of October 31, 2002 were as follows:



Unrealized appreciation               $   214,318
Unrealized depreciation                (2,086,816)
                                      ------------

Net unrealized depreciation            (1,872,498)
Undistributed ordinary income              34,536
Capital loss carryover                   (504,828)

Cost for federal income tax purposes  $ 6,599,814



The capital loss carryover, disclosed above, available to the extent allowed by tax law to offset future net capital gain, if any, will expire as follows:




Loss Carryover   Expiration Date

$       154,339  October 31, 2008
$       279,729  October 31, 2009
$        70,760  October 31, 2010

Report  of  Independent  Accountants

TO  THE  BOARD  OF  DIRECTORS  OF  EXETER  FUND,  INC.
AND  SHAREHOLDERS  OF  PUREMARK R  SERIES:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PureMark R Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  16,  2002

Directors'  &  Officers'  Information  (unaudited)

The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov).



NAME:                                               William Manning
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                65
CURRENT POSITION(S) HELD WITH FUND:                 President
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, Director & Co-founder, Manning & Napier Advisors, Inc.
                                                    President, Founder, CEO, Treasurer & Member of various subsidiaries
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      KSDS, Inc.
                                                    Kent Displays, Inc.
                                                    Manning Leasing dba Williams International Air
                                                    Manning Ventures, Inc.
                                                    Mount Union College
                                                    NCADD
                                                    Symantix Corp.
--------------------------------------------------------------------------------------------------------------------------

NAME:                                               B. Reuben Auspitz*
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                55
                                                    Principal Executive Officer, Vice President, Chairman & Director,
CURRENT POSITION(S) HELD WITH FUND:                 Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Executive Vice President & Director, Manning & Napier Advisors, Inc.
                                                    President & Director, Manning & Napier Investor Services, Inc.
                                                    Holds one or more of the following titles for various subsidiaries and affiliates: Director, Chairman, Treasurer or Member
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Exeter Trust Co.
---------------------------------------------------------------------------------------------------------------------------

NAME:                                               Martin Birmingham
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                81
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1994
                                                    Advisory Trustee, The Freedom Forum (nonpartisan, international
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        foundation)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
---------------------------------------------------------------------------------------------------------------------------

NAME:                                               Harris H. Rusitzky
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                67
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, The Greening Group (business consultants)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
---------------------------------------------------------------------------------------------------------------------------

Directors'  &  Officers'  Information  (unaudited)





NAME:                                               Peter L. Faber
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                64
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1987
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Partner, McDermott, Will & Emery (law firm)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      New York City Partnership & Chamber of Commerce, Inc.
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Stephen B. Ashley
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                62
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1996
                                                    Chairman, Director, President & Chief Executive Officer,
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        The Ashley Group (property management and investment)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25 **
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Genesee Corp.
                                                    The Ashley Group
                                                    Fannie Mae
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Christine Glavin
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                36
                                                    Principal Financial Officer, Chief Financial & Accounting Officer,
CURRENT POSITION(S) HELD WITH FUND:                 Treasurer
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Fund Accounting Manager, Manning & Napier Advisors, Inc.
                                                    Chief Financial & Accounting Officer, Treasurer
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Jodi L. Hedberg
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                34
CURRENT POSITION(S) HELD WITH FUND:                 Corporate Secretary
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Compliance Manager, Manning & Napier Advisors, Inc. & Affiliates
                                                    Corporate Secretary
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------



*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor.
**Includes  portfolios  of  Exeter  Insurance  Fund,  Inc.

EXETER  FUND,  INC.
ANNUAL  REPORT
OCTOBER  31,  2002
DEFENSIVE  SERIES
BLENDED  ASSET  SERIES  I
BLENDED  ASSET  SERIES  II
MAXIMUM  HORIZON  SERIES

Management  Discussion  and  Analysis



DEAR  SHAREHOLDERS:

Equity markets have declined substantially during the past year, even as the economy made the transition from contraction to expansion. Accordingly, investors' expectations have made multiple adjustments: while the shift to economic recovery was encouraging, it soon became apparent that the recovery would not be rapid. Significant progress was made in the early days of the "war on terrorism", but the prospect of military action in Iraq has since discouraged market psychology. Accounting integrity issues continued to weigh heavily in the minds of investors, even as steps were taken to punish offenders.

As a result of all these factors, the extreme optimism of the market bubble of the late 1990's finally gave way to extreme pessimism, which is reflected in the stock market's returns over the twelve month period ended October 31, 2002: the S&P 500 and NASDAQ Composite reported returns of -15.1% and -21.0%, respectively. While this has been painful to witness, it is worth noting that these declines have substantially reduced market risk. It is also important to bear in mind that extremely pessimistic sentiment is frequently associated with the late stages of a bear market, and marks a necessary step in the return to realistic expectations and, therefore, movement toward better long-term returns.

Meanwhile, the fixed income markets fared somewhat better. In general, yields on U.S. Treasury securities trended upward for several months in anticipation of the inflationary pressures that are typically associated with economic recovery, and then declined with the realization that inflation remains under control.

The turmoil associated with the correction process of the stock market is difficult to endure, but we take comfort in the knowledge that stock valuations now form a more solid base from which to move forward. Meanwhile, in the absence of any clear market direction, it is more important than ever to rely on a fundamentals-driven approach, purchasing shares in sound companies whose share prices have declined, and then selling those shares when the price reaches a reasonable level. Opportunities such as these have been identified within the consumer staples and health care sectors. We continue to hold a large stake in companies that are leaders within the food and household product industries, which tend to weather economic uncertainty better as a result of their global positioning as well as their relative insensitivity to economic fluctuations. We have also recently increased holdings in pharmaceutical and medical device producers that we believe are well-positioned to capitalize on the strong growth trends in the health care sector, which offers excellent current values with strong, consistent long-term growth. We view the current market conditions as both a challenge and an opportunity, and continue to actively manage the portfolios in accordance with their respective objectives.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Asset  Allocation  -  As  of  October  31,  2002

Defensive  Series

[graphic]
[pie  chart]

Stocks  -  17.81%
Bonds  -  68.58%
Cash,  short-term  investments,  and  other  assets,  less  liabilities - 13.61%


Blended  Asset  Series  I

[graphic]
[pie  chart]

Stocks  -  50.52%
Bonds  -  46.54%
Cash,  short-term  investments,  and  liabilities,  less  other  assets  - 2.94%


Blended  Asset  Series  II

[graphic]
[pie  chart]

Stocks  -  69.65%
Bonds  -  27.31%
Cash,  short-term  investments,  and  liabilities,  less  other  assets  - 3.04%


Maximum  Horizon  Series

[graphic]
[pie  chart]


Stocks  -  87.86%
Bonds, cash, short-term investments, and liabilities, less other assets - 12.14%

Performance  Update  as  of  October  31,  2002


Exeter  Fund,  Inc.  -  Defensive  Series



                               Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $           10,435          4.35%     4.35%
Five Year   $           13,650         36.50%     6.42%
Inception1  $           15,576         55.76%     6.53%





Lehman  Brothers  Intermediate  Bond  Index



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $           10,591          5.91%     5.91%
Five Year   $           14,195         41.95%     7.25%
Inception1  $           16,145         61.45%     7.08%





12-88  Blended  Index



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $           10,346          3.46%     3.46%
Five Year   $           13,825         38.25%     6.69%
Inception1  $           16,457         64.57%     7.37%




The value of a $10,000 investment in the Exeter Fund, Inc. - Defensive Series from its inception (11/1/95) to present (10/31/02) as compared to the Lehman Brothers Intermediate Bond Index and a 12-88 Blended Index.2,3



[graphic]
[line  chart]



Data  for  line  chart  to  follow:




            Exeter Fund, Inc.      Lehman Brothers          12-88
Date        Defensive Series   Intermediate Bond Index  Blended Index
11/01/1995             10,000                   10,000         10,000
10/31/1996             10,494                   10,581         10,790
10/31/1997             11,411                   11,374         11,904
10/31/1998             12,157                   12,411         13,197
10/31/1999             12,371                   12,533         13,695
10/31/2000             13,684                   13,342         14,604
10/31/2001             14,927                   15,244         15,907
10/31/2002             15,576                   16,145         16,457





1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,600 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 12-88 Blended Index is 12% Standard & Poor's (S&P) 500 Total Return Index and 88% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios. 3The ratio on the Blended Index was recently changed to a 12-88 mix from a 15-85 mix to more closely reflect the Series' asset allocation over time.

Investment  Portfolio  -  October  31,  2002




DEFENSIVE SERIES                                     SHARES  VALUE (NOTE 2)
                                                    ------  ---------------
COMMON STOCKS - 17.81%
AEROSPACE & DEFENSE - 0.01%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil) (Note 7)                                   100  $         1,568
                                                             ---------------

AIRLINES - 0.02%
Atlantic Coast Airlines Holdings, Inc.*                 100            1,320
SkyWest, Inc.                                            75            1,138
                                                             ---------------
                                                                       2,458
                                                             ---------------
AUTO COMPONENTS - 0.02%
Wabtec Corp.                                            150            2,136
                                                             ---------------

BANKS - 0.22%
The Bank of New York Co., Inc.                        1,050           27,300
                                                             ---------------

BEVERAGES - 0.02%
The Robert Mondavi Corp. - Class A*                      75            2,475
                                                             ---------------

BIOTECHNOLOGY - 0.10%
Affymetrix, Inc.*                                        75            1,957
Celltech Group plc* (United Kingdom) (Note 7)           350            1,917
Invitrogen Corp.*                                       100            2,782
PRAECIS Pharmaceuticals, Inc.*                          300              816
Techne Corp.*                                           125            4,125
                                                             ---------------
                                                                      11,597
                                                             ---------------
CHEMICALS - 0.17%
Agrium, Inc. (Canada) (Note 7)                          275            2,706
Akzo Nobel N.V. (Netherlands) (Note 7)                  275            8,224
FMC Corp.*                                               75            2,294
IMC Global, Inc.                                         75              825
Lonza Group AG (Switzerland) (Note 7)                    25            1,520
Minerals Technologies, Inc.                              50            2,195
PolyOne Corp.                                           300            2,400
                                                             ---------------
                                                                      20,164
                                                             ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.04%
CSG Systems International, Inc.*                        150            1,932
NDCHealth Corp.                                         150            2,647
                                                             ---------------
                                                                       4,579
                                                             ---------------
COMMUNICATIONS EQUIPMENT - 1.36%
Lucent Technologies, Inc.*                           10,525           12,946
Nortel Networks Corp.* (Canada) (Note 7)             12,725           15,652
QUALCOMM, Inc.*                                       3,975          137,217
                                                             ---------------
                                                                     165,815
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




DEFENSIVE SERIES                                     SHARES  VALUE (NOTE 2)
                                                    ------  ---------------
COMPUTERS & PERIPHERALS - 0.04%
Electronics for Imaging, Inc.*                          175  $         3,189
SanDisk Corp.*                                          100            1,977
                                                             ---------------
                                                                       5,166
                                                             ---------------
CONTAINERS & PACKAGING - 0.01%
Applied Extrusion Technologies, Inc.*                   300              726
                                                             ---------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.02%
Citizens Communications Co.*                            150            1,248
D&E Communications, Inc.                                100              645
North Pittsburgh Systems, Inc.                           75              979
                                                             ---------------
                                                                       2,872
                                                             ---------------
ELECTRIC UTILITIES - 0.00%**
Allegheny Energy, Inc.                                   75              427
                                                             ---------------

ELECTRICAL EQUIPMENT - 0.03%
Rayovac Corp.*                                          275            3,878
                                                             ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.84%
Millipore Corp.                                       3,025          102,880
                                                             ---------------

ENERGY EQUIPMENT & SERVICES - 1.95%
Atwood Oceanics, Inc.*                                   75            2,235
Baker Hughes, Inc.                                    1,125           32,681
Cooper Cameron Corp.*                                   475           22,144
Newpark Resources, Inc.*                                250              805
Pride International, Inc.*                              275            3,817
Schlumberger Ltd.                                     2,000           80,220
Stolt Offshore S.A. - ADR* (United Kingdom)
(Note 7)                                                175              296
Transocean, Inc.                                      1,300           28,574
Trico Marine Services, Inc.*                          1,000            2,500
Varco International, Inc.*                            1,650           27,126
Weatherford International Ltd.* (Barbados) (Note 7)     925           37,037
                                                             ---------------
                                                                     237,435
                                                             ---------------
FOOD & DRUG RETAILING - 0.69%
CVS Corp.                                               525           14,558
The Kroger Co.*                                       2,325           34,503
Safeway, Inc.*                                        1,500           34,650
                                                             ---------------
                                                                      83,711
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



DEFENSIVE SERIES                                 SHARES  VALUE (NOTE 2)
                                                ------  ---------------
FOOD PRODUCTS - 1.52%
Nestle S.A. (Switzerland) (Note 7)                  500  $       107,201
Smithfield Foods, Inc.*                              75            1,166
Sylvan, Inc.*                                       475            5,330
Unilever plc - ADR (United Kingdom) (Note 7)      1,825           71,303
                                                         ---------------
                                                                 185,000
                                                         ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.37%
Apogent Technologies, Inc.*                         200            3,636
Applera Corp. - Applied Biosystems Group          5,375          108,736
Bausch & Lomb, Inc.                                 125            3,887
Boston Scientific Corp.*                            125            4,704
Bruker AXS, Inc.*                                 1,150            2,438
Guidant Corp.*                                    1,050           31,048
Hologic, Inc.*                                      300            3,711
Thoratec Corp.*                                     800            7,120
Varian, Inc.*                                        75            2,206
                                                         ---------------
                                                                 167,486
                                                         ---------------

HEALTH CARE PROVIDERS & SERVICES - 0.10%
Jomed N.V.* (Switzerland) (Note 7)                  375            4,407
Sunrise Assisted Living, Inc.*                      275            5,720
WebMD Corp.*                                        400            2,524
                                                         ---------------
                                                                  12,651
                                                         ---------------

HOTELS, RESTAURANTS & LEISURE - 0.33%
Carnival Corp.                                    1,400           36,568
Club Mediterranee S.A.* (France) (Note 7)            25              602
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)
(Note 7)                                          5,450            2,201
Mandarin Oriental International Ltd.* (Bermuda)
(Note 7)                                          3,000            1,275
                                                         ---------------
                                                                  40,646
                                                         ---------------
HOUSEHOLD DURABLES - 0.02%
Waterford Wedgwood plc (Ireland) (Note 7)         4,350            1,957
                                                         ---------------

HOUSEHOLD PRODUCTS - 0.41%
Kimberly-Clark Corp.                                975           50,212
                                                         ---------------

LEISURE EQUIPMENT & PRODUCTS - 0.76%
Eastman Kodak Co.                                 1,825           60,134
Hasbro, Inc.                                      3,225           32,959
                                                         ---------------
                                                                  93,093
                                                         ---------------
MACHINERY - 0.08%
Albany International Corp. - Class A                458            9,705
                                                         ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




DEFENSIVE SERIES                                     SHARES  VALUE (NOTE 2)
                                                    ------  ---------------
MARINE - 0.02%
Teekay Shipping Corp. (Bahamas) (Note 7)                 75  $         2,458
                                                             ---------------
MEDIA - 1.36%
AOL Time Warner, Inc.*                                6,775           99,931
The Walt Disney Co.                                   3,950           65,965
                                                             ---------------
                                                                     165,896
                                                             ---------------
METALS & MINING - 0.36%
Alcoa, Inc.                                           1,900           41,914
Norddeutsche Affinerie AG (Germany) (Note 7)            200            2,179
                                                             ---------------
                                                                      44,093
                                                             ---------------
OIL & GAS - 0.29%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)
(Note 7)                                              2,925           35,275
                                                             ---------------
PAPER & FOREST PRODUCTS - 0.03%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)           100            1,599
Bowater, Inc.                                            50            1,694
                                                             ---------------
                                                                       3,293
                                                             ---------------
PERSONAL PRODUCTS - 0.62%
The Estee Lauder Companies, Inc. - Class A            2,600           75,712
                                                             ---------------

PHARMACEUTICALS - 3.51%
Bristol-Myers Squibb Co.                              5,925          145,814
ICN Pharmaceuticals, Inc.                                25              209
Merck & Co., Inc.                                     1,050           56,952
Merck KGaA (Germany) (Note 7)                           100            2,139
Novartis AG - ADR (Switzerland) (Note 7)              1,075           40,785
Pfizer, Inc.                                             25              794
Pharmacia Corp.                                       1,725           74,175
Schering-Plough Corp.                                 5,000          106,750
                                                             ---------------
                                                                     427,618
                                                             ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.47%
Altera Corp.*                                         4,775           55,963
Brooks-PRI Automation, Inc.*                            275            4,205
Cabot Microelectronics Corp.*                            50            2,269
Cymer, Inc.*                                             50            1,256
Texas Instruments, Inc.                               5,525           87,627
Xilinx, Inc.*                                         1,475           28,010
                                                             ---------------
                                                                     179,330
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                             SHARES/         VALUE
DEFENSIVE SERIES                        PRINCIPAL AMOUNT    (NOTE 2)
                                       -----------------  ----------
SOFTWARE - 0.02%
Activision, Inc.*                                     100  $   2,050
                                                           ----------

TOTAL COMMON STOCKS
(Identified Cost $2,249,280)                               2,171,662
                                                           ----------

U.S. TREASURY SECURITIES - 59.19%
U.S. TREASURY BONDS - 4.69%

U.S. Treasury Bond, 6.875%, 8/15/2025   $         170,000    210,070
U.S. Treasury Bond, 5.50%, 8/15/2028              345,000    361,886
                                                           ----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $527,412)                                   571,956
                                                           ----------

U.S. TREASURY NOTES - 54.50%
U.S. Treasury Note, 3.375%, 4/30/2004           1,350,000  1,386,971
U.S. Treasury Note, 2.25%, 7/31/2004            1,000,000  1,010,940
U.S. Treasury Note, 7.25%, 8/15/2004               65,000     71,470
U.S. Treasury Note, 6.50%, 5/15/2005              625,000    695,631
U.S. Treasury Note, 3.50%, 11/15/2006             700,000    725,973
U.S. Treasury Note, 4.375%, 5/15/2007             500,000    535,994
U.S. Treasury Note, 6.625%, 5/15/2007              35,000     40,907
U.S. Treasury Note, 5.50%, 2/15/2008               90,000    101,285
U.S. Treasury Note, 4.75%, 11/15/2008             775,000    841,783
U.S. Treasury Note, 5.50%, 5/15/2009              225,000    253,663
U.S. Treasury Note, 5.00%, 2/15/2011              800,000    872,446
U.S. Treasury Note, 5.00%, 8/15/2011              100,000    108,928
                                                           ----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $6,258,478)                               6,645,991
                                                           ----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $6,785,890)                               7,217,947
                                                           ----------

U.S. GOVERNMENT AGENCIES - 9.39%
MORTAGE BACKED SECURITIES
GNMA, Pool #365225, 9.00%, 11/15/2024               8,869      9,593
GNMA, Pool #398655, 6.50%, 5/15/2026               24,316     25,347
GNMA, Pool #452826, 9.00%, 1/15/2028               22,263     24,080
GNMA, Pool #460820, 6.00%, 6/15/2028               75,288     78,007
GNMA, Pool #458983, 6.00%, 1/15/2029              162,686    168,561
GNMA, Pool #530481, 8.00%, 8/15/2030              356,339    381,794
GNMA, Pool #577796, 6.00%, 1/15/2032              442,046    458,011
                                                           ----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,109,724)                               1,145,393
                                                           ----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                            SHARES/          VALUE
DEFENSIVE SERIES                        PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------  ----------------  ------------
SHORT-TERM INVESTMENTS - 12.85%
Dreyfus Treasury Cash Management Fund            668,356  $   668,356
Freddie Mac Discount Note, 12/17/2002   $        500,000      498,969
U.S. Treasury Bill, 12/12/2002                   400,000      399,319
                                                          ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,566,644)                                1,566,644
                                                          ------------

TOTAL INVESTMENTS - 99.24%
(Identified Cost $11,711,538)                              12,101,646
                                                          ------------

OTHER ASSETS, LESS LIABILITIES - 0.76%                         93,162
                                                          ------------

NET ASSETS - 100%                                         $12,194,808
                                                          ============



*Non-income  producing  security
**Less  than  0.01%
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Defensive  Series

OCTOBER  31,  2002




ASSETS:
Investments, at value (identified cost $11,711,538) (Note 2)    $12,101,646
Foreign currency, at value (cost $1)                                      1
Receivable for fund shares sold                                     129,606
Interest receivable                                                  94,022
Dividends receivable                                                  6,452
Foreign tax reclaims receivable                                         104
Receivable from investment advisor (Note 3)                          52,776
                                                                -----------

TOTAL ASSETS                                                     12,384,607
                                                                -----------

LIABILITIES:

Accrued transfer agent fees (Note 3)                                 12,410
Accrued fund accounting fees (Note 3)                                 4,952
Accrued directors' fees (Note 3)                                      1,156
Payable for securities purchased                                    144,319
Audit fees payable                                                   19,741
Payable for fund shares repurchased                                   1,115
Other payables and accrued expenses                                   6,106
                                                                -----------

TOTAL LIABILITIES                                                   189,799
                                                                -----------

TOTAL NET ASSETS                                                $12,194,808
                                                                ===========

NET ASSETS CONSIST OF:
Capital stock                                                   $    11,135
Additional paid-in-capital                                       11,610,458
Undistributed net investment income                                 155,130
Accumulated net realized gain on investments and other assets
and liabilities                                                      27,966
Net unrealized appreciation on investments and other assets
and liabilities                                                     390,119
                                                                -----------

TOTAL NET ASSETS                                                $12,194,808
                                                                ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($12,194,808/1,113,447 shares)        $     10.95
                                                                ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Defensive  Series

FOR  THE  YEAR  ENDED  OCTOBER  31,  2002




INVESTMENT INCOME:
Interest                                            $ 244,885
Dividends (net of foreign tax withheld, $154)          28,498
                                                    ----------

Total Investment Income                               273,383
                                                    ----------

EXPENSES:

Management fees (Note 3)                               55,376
Fund accounting fees (Note 3)                          58,136
Transfer agent fees (Note 3)                           33,751
Directors' fees (Note 3)                                6,702
Audit fees                                             18,999
Registration and filing fees                           12,501
Custodian fees                                         10,400
Miscellaneous                                             828
                                                    ----------

Total Expenses                                        196,693
Less reduction of expenses (Note 3)                  (127,260)
                                                    ----------

Net Expenses                                           69,433
                                                    ----------

NET INVESTMENT INCOME                                 203,950
                                                    ----------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

Net realized gain on -
Investments                                            65,502
Foreign currency and other assets and liabilities           8
                                                    ----------
                                                       65,510
                                                    ----------

Net change in unrealized appreciation on -
Investments                                           204,806
Foreign currency and other assets and liabilities           9
                                                    ----------
                                                      204,815
                                                    ----------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                           270,325
                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                          $ 474,275
                                                    ==========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Defensive  Series



                                              FOR THE YEAR                   FOR THE YEAR
                                             ENDED 10/31/02                 ENDED 10/31/01
                                            ----------------                ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                         $   203,950                   $  200,385
Net realized gain on investments                   65,510                      126,773
Net change in unrealized appreciation on
investments                                       204,815                      114,462
                                              ------------                  -----------

Net increase from operations                      474,275                      441,620
                                              ------------                  -----------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                       (160,796)                    (224,241)
From net realized gain on investments            (153,448)                    (134,884)
                                              ------------                  -----------

Total distributions to shareholders              (314,244)                    (359,125)
                                              ------------                  -----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5)                           7,801,759                     (687,478)
                                              ------------                  -----------

Net increase (decrease) in net assets           7,961,790                     (604,983)

NET ASSETS:

Beginning of year                               4,233,018                    4,838,001
                                              ------------                  -----------

END OF YEAR (including undistributed net
investment  income of $155,130 and $96,079,
respectively)                                 $12,194,808                   $4,233,018
                                              ============                  ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Defensive  Series





                                                                        For the Years Ended
                                                    10/31/02          10/31/01    10/31/00    10/31/99    10/31/98
                                              ---------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR           $              11.34   $   11.16   $   10.62   $   10.85   $   10.71

Income from investment operations:
Net investment income                                        0.30 2       0.46        0.46        0.46        0.35
Net realized and unrealized gain (loss) on
investments                                                  0.15 2       0.51        0.62       (0.27)       0.32
                                              ---------------------  ----------  ----------  ----------  ----------
Total from investment operations                              0.45        0.97        1.08        0.19        0.67
                                              ---------------------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                   (0.41)      (0.48)      (0.44)      (0.38)      (0.35)
From net realized gain on investments                        (0.43)      (0.31)      (0.10)      (0.04)      (0.18)
                                              ---------------------  ----------  ----------  ----------  ----------
Total distributions to shareholders                          (0.84)      (0.79)      (0.54)      (0.42)      (0.53)
                                              ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR                 $              10.95   $   11.34   $   11.16   $   10.62   $   10.85
                                              =====================  ==========  ==========  ==========  ==========
Total return1                                                 4.35%       9.09%      10.62%       1.75%       6.54%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
Data:

Expenses*                                                     1.00%       1.00%       1.00%       1.00%       1.00%
Net investment income                                       2.95%2        3.84%       4.13%       4.08%       4.20%

Portfolio turnover                                              55%         42%         33%         33%         15%

NET ASSETS - END OF YEAR (000's omitted)      $             12,195   $   4,233   $   4,838   $   4,837   $   5,733
                                              =====================  ==========  ==========  ==========  ==========



*The investment advisor did not impose all or a portion of its management fee and in some years paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



1.84%  2.00%  1.23%  0.57%  0.73%







1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain (loss) on investments by $0.01, and increase the net investment income ration from 2.80% to 2.95%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  October  31,  2002

Exeter  Fund,  Inc.  -  Blended  Asset  Series  I



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            9,668         -3.32%    -3.32%
Five Year   $           12,895         28.95%     5.21%
Inception1  $           18,662         86.62%     7.07%




Lehman  Brothers  Intermediate  Bond  Index



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $           10,591          5.91%     5.91%
Five Year   $           14,195         41.95%     7.25%
Inception1  $           16,145         61.45%     7.08%



40-60  Blended  Index



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            9,763         -2.37%    -2.37%
Five Year   $           12,818         28.18%     5.09%
Inception1  $           20,262        102.62%     8.08%





The value of a $10,000 investment in the Exeter Fund, Inc. - Blended Asset Series I from its inception (9/15/93) to present (10/31/02) as compared to the Lehman Brothers Intermediate Bond Index and a 40-60 Blended Index.2,3


[graphic]
[line  chart]



Data  for  line  chart  to  follow:




               Exeter Fund, Inc.         Lehman Brothers          40-60
Date        Blended Assest Series I  Intermediate Bond Index  Blended Index
9/15/1993                  $ 10,000                 $ 10,000       $ 10,000
12/31/1993                   10,092                   10,032         10,103
12/31/1994                   10,012                    9,838         10,045
12/31/1995                   12,123                   11,347         12,438
10/31/1996                   12,806                   11,728         13,503
10/31/1997                   14,472                   12,606         15,807
10/31/1998                   15,383                   13,755         18,139
10/31/1999                   16,048                   13,891         20,037
10/31/2000                   18,634                   14,788         21,358
10/31/2001                   19,304                   16,896         20,754
10/31/2002                   18,662                   17,867         20,262




1Performance numbers for the Series are calculated from September 15, 1993, the Series' inception date. Performance numbers for the Indices are calculated from September 30, 1993. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,600 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 40-60 Blended Index is 40% Standard & Poor's (S&P) 500 Total Return Index and 60% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.
3The ratio on the Blended Index was recently changed to a 40-60 mix from a 30-70 mix to more closely reflect the Series' asset allocation over time.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES I                               SHARES  VALUE (NOTE 2)
                                                     ------  ---------------
COMMON STOCKS - 50.52%
AEROSPACE & DEFENSE - 0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil) (Note 7)                                   956  $        14,990
                                                             ---------------
AIRLINES - 0.06%
Atlantic Coast Airlines Holdings, Inc.*               1,150           15,180
SkyWest, Inc.                                           850           12,895
                                                             ---------------
                                                                      28,075
                                                             ---------------
AUTO COMPONENTS - 0.05%
Wabtec Corp.                                          1,600           22,784
                                                             ---------------

BANKS - 0.63%
The Bank of New York Co., Inc.                       11,625          302,250
                                                             ---------------

BEVERAGES - 0.88%
PepsiCo, Inc.                                         9,000          396,900
The Robert Mondavi Corp. - Class A*                     725           23,925
                                                             ---------------
                                                                     420,825
                                                             ---------------
BIOTECHNOLOGY - 0.24%
Affymetrix, Inc.*                                       800           20,880
Celltech Group plc* (United Kingdom) (Note 7)         3,375           18,481
Invitrogen Corp.*                                     1,125           31,297
PRAECIS Pharmaceuticals, Inc.*                        2,675            7,276
Techne Corp.*                                         1,125           37,125
                                                             ---------------
                                                                     115,059
                                                             ---------------
CHEMICALS - 0.35%
Agrium, Inc. (Canada) (Note 7)                        4,700           46,248
Akzo Nobel N.V. (Netherlands) (Note 7)                  225            6,729
FMC Corp.*                                              850           26,001
IMC Global, Inc.                                      1,225           13,475
Lonza Group AG (Switzerland) (Note 7)                   375           22,799
Minerals Technologies, Inc.                             575           25,248
PolyOne Corp.                                         3,075           24,600
                                                             ---------------
                                                                     165,100
                                                             ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.10%
CSG Systems International, Inc.*                      1,800           23,182
NDCHealth Corp.                                       1,350           23,828
                                                             ---------------
                                                                      47,010
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES I                               SHARES   VALUE (NOTE 2)
                                                    -------  ---------------
COMMUNICATIONS EQUIPMENT - 3.76%
Lucent Technologies, Inc.*                           172,725  $       212,452
Nortel Networks Corp.* (Canada) (Note 7)             202,475          249,044
QUALCOMM, Inc.*                                       38,500        1,329,020
                                                              ---------------
                                                                    1,790,516
                                                              ---------------
COMPUTERS & PERIPHERALS - 0.12%
Electronics for Imaging, Inc.*                         1,925           35,073
SanDisk Corp.*                                         1,225           24,218
                                                              ---------------
                                                                       59,291
                                                              ---------------
CONTAINERS & PACKAGING - 0.02%
Applied Extrusion Technologies, Inc.*                  3,600            8,712
                                                              ---------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.07%
Citizens Communications Co.*                           1,625           13,520
D&E Communications, Inc.                               1,025            6,611
North Pittsburgh Systems, Inc.                           875           11,419
                                                              ---------------
                                                                       31,550
                                                              ---------------
ELECTRIC UTILITIES - 0.01%
Allegheny Energy, Inc.                                   850            4,845
                                                              ---------------

ELECTRICAL EQUIPMENT - 0.09%
Rayovac Corp.*                                         2,900           40,890
                                                              ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.46%
Millipore Corp.                                       34,450        1,171,645
                                                              ---------------

ENERGY EQUIPMENT & SERVICES - 5.78%
Atwood Oceanics, Inc.*                                   825           24,585
Baker Hughes, Inc.                                    18,450          535,972
Cooper Cameron Corp.*                                  5,400          251,748
Newpark Resources, Inc.*                               3,125           10,063
Pride International, Inc.*                             2,200           30,536
Schlumberger Ltd.                                     22,200          890,442
Stolt Offshore S.A. - ADR* (United Kingdom)
(Note 7)                                               2,025            3,422
Transocean, Inc.                                      14,500          318,710
Trico Marine Services, Inc.*                           4,575           11,438
Varco International, Inc.*                            18,225          299,619
Weatherford International Ltd.* (Barbados) (Note 7)    9,450          378,378
                                                              ---------------
                                                                    2,754,913
                                                              ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES I                             SHARES  VALUE (NOTE 2)
-------------------------------------------------  ------  ---------------
FOOD & DRUG RETAILING - 1.78%
CVS Corp.                                           5,700  $       158,061
The Kroger Co.*                                    23,050          342,062
Safeway, Inc.*                                     15,100          348,810
                                                           ---------------
                                                                   848,933
                                                           ---------------
FOOD PRODUCTS - 4.11%
Nestle S.A. (Switzerland) (Note 7)                  5,025        1,077,369
Smithfield Foods, Inc.*                             1,325           20,591
Sylvan, Inc.*                                       2,200           24,684
Unilever plc - ADR (United Kingdom) (Note 7)       21,375          835,121
                                                           ---------------
                                                                 1,957,765
                                                           ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.86%
Apogent Technologies, Inc.*                         2,100           38,178
Applera Corp. - Applied Biosystems Group           57,975        1,172,834
Bausch & Lomb, Inc.                                 1,300           40,430
Biacore International AB - ADR* (Sweden) (Note 7)     825           15,262
Boston Scientific Corp.*                            1,250           47,038
Bruker AXS, Inc.*                                  18,000           38,160
Guidant Corp.*                                     12,050          356,319
Hologic, Inc.*                                      3,225           39,890
Thoratec Corp.*                                     8,050           71,645
Varian, Inc.*                                         750           22,058
                                                           ---------------
                                                                 1,841,814
                                                           ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.28%
Jomed N.V.* (Switzerland) (Note 7)                  3,950           46,425
Sunrise Assisted Living, Inc.*                      2,950           61,360
WebMD Corp.*                                        4,175           26,344
                                                           ---------------
                                                                   134,129
                                                           ---------------
HOTELS, RESTAURANTS & LEISURE - 0.97%
Carnival Corp.                                     15,900          415,308
Club Mediterranee S.A.* (France) (Note 7)             400            9,626
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)
(Note 7)                                           59,050           23,849
Mandarin Oriental International Ltd.* (Bermuda)
(Note 7)                                           29,000           12,325
                                                           ---------------
                                                                   461,108
                                                           ---------------
HOUSEHOLD DURABLES - 0.04%
Waterford Wedgwood plc (Ireland) (Note 7)          46,600           20,960
                                                           ---------------
HOUSEHOLD PRODUCTS - 1.25%
Kimberly-Clark Corp.                               11,550          594,825
                                                           ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES I                               SHARES  VALUE (NOTE 2)
---------------------------------------------------  ------  ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.27%
Eastman Kodak Co.                                    23,200  $       764,440
Hasbro, Inc.                                         31,325          320,142
                                                             ---------------
                                                                   1,084,582
                                                             ---------------
MACHINERY - 0.09%
Albany International Corp. - Class A                  1,975           41,850
                                                             ---------------

MARINE - 0.04%
Teekay Shipping Corp. (Bahamas) (Note 7)                600           19,668
                                                             ---------------

MEDIA - 3.88%
AOL Time Warner, Inc.*                               79,625        1,174,469
The Walt Disney Co.                                  40,400          674,680
                                                             ---------------
                                                                   1,849,149
                                                             ---------------
METALS & MINING - 0.90%
Alcoa, Inc.                                          18,475          407,558
Norddeutsche Affinerie AG (Germany) (Note 7)          1,975           21,514
                                                             ---------------
                                                                     429,072
                                                             ---------------
OIL & GAS - 0.92%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)
(Note 7)                                             36,525          440,492
                                                             ---------------

PAPER & FOREST PRODUCTS - 0.07%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)           875           13,991
Bowater, Inc.                                           600           20,334
                                                             ---------------
                                                                      34,325
                                                             ---------------
PERSONAL PRODUCTS - 1.60%
The Estee Lauder Companies, Inc. - Class A           26,150          761,488
                                                             ---------------

PHARMACEUTICALS - 9.74%
Bristol-Myers Squibb Co.                             62,775        1,544,893
ICN Pharmaceuticals, Inc.                               500            4,175
Merck & Co., Inc.                                    13,800          748,512
Merck KGaA (Germany) (Note 7)                           875           18,717
Novartis AG - ADR (Switzerland) (Note 7)             11,175          423,980
Pfizer, Inc.                                            575           18,268
Pharmacia Corp.                                      18,100          778,300
Schering-Plough Corp.                                51,875        1,107,531
                                                             ---------------
                                                                   4,644,376
                                                             ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



                                                 SHARES/          VALUE
BLENDED ASSET SERIES I                      PRINCIPAL AMOUNT     (NOTE 2)
                                           -----------------  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.03%
Altera Corp.*                                          51,500  $   603,580
Brooks-PRI Automation, Inc.*                            3,125       47,781
Cabot Microelectronics Corp.*                             650       29,503
Cymer, Inc.*                                              575       14,444
Texas Instruments, Inc.                                58,925      934,551
Xilinx, Inc.*                                          15,325      291,022
                                                               ------------
                                                                 1,920,881
                                                               ------------
SOFTWARE - 0.04%
Activision, Inc.*                                       1,050       21,525
                                                               ------------

TOTAL COMMON STOCKS
(Identified Cost $27,960,477)                                   24,085,397
                                                               ------------

U.S. TREASURY SECURITIES - 46.41%
U.S. TREASURY BONDS - 15.78%
U.S. Treasury Bond, 7.25%, 8/15/2022        $         390,000      497,082
U.S. Treasury Bond, 6.25%, 8/15/2023                   10,000       11,483
U.S. Treasury Bond, 7.50%, 11/15/2024               1,480,000    1,951,404
U.S. Treasury Bond, 5.50%, 8/15/2028                4,825,000    5,061,160
                                                               ------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $6,878,971)                                     7,521,129
                                                               ------------

U.S. TREASURY NOTES - 30.63%
U.S. Treasury Note, 2.25%, 7/31/2004                5,800,000    5,863,452
U.S. Treasury Note, 6.00%, 8/15/2004                  400,000      430,974
U.S. Treasury Note, 5.875%, 11/15/2004                 10,000       10,834
U.S. Treasury Note, 6.50%, 5/15/2005                  355,000      395,118
U.S. Treasury Note, 5.75%, 11/15/2005               3,400,000    3,759,788
U.S. Treasury Note, 5.875%, 11/15/2005                  5,000        5,548
U.S. Treasury Note, 4.625%, 5/15/2006                   5,000        5,387
U.S. Treasury Note, 6.50%, 10/15/2006                   5,000        5,749
U.S. Treasury Note, 3.50%, 11/15/2006               1,500,000    1,555,656
U.S. Treasury Note, 3.25%, 8/15/2007                2,500,000    2,557,520
U.S. Treasury Note, 6.125%, 8/15/2007                   5,000        5,750
U.S. Treasury Note, 5.625%, 5/15/2008                   5,000        5,658
                                                               ------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $14,080,213)                                   14,601,434
                                                               ------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $20,959,184)                                   22,122,563
                                                               ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



                                               SHARES/          VALUE
BLENDED ASSET SERIES I                    PRINCIPAL AMOUNT     (NOTE 2)
                                         -----------------  ------------
U.S. GOVERNMENT AGENCIES - 0.13%
MORTGAGE BACKED SECURITIES - 0.03%
GNMA, Pool #286310, 9.00%, 2/15/2020      $           6,016  $     6,508
GNMA, Pool #288873, 9.50%, 8/15/2020                    958        1,038
GNMA, Pool #385753, 9.00%, 7/15/2024                  5,953        6,439
                                                             ------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $13,427)                                         13,985
                                                             ------------

OTHER AGENCIES - 0.10%
Fannie Mae, 5.50%, 2/15/2006                          5,000        5,452
Fannie Mae, 5.75%, 2/15/2008                         25,000       27,796
Fannie Mae, 5.25%, 1/15/2009                          5,000        5,417
Fannie Mae, 6.375%, 6/15/2009                        10,000       11,465
                                                             ------------

TOTAL OTHER AGENCIES
  (Identified Cost $45,649)                                       50,130
                                                             ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $59,076)                                         64,115
                                                             ------------

SHORT-TERM INVESTMENTS - 4.19%
Dreyfus Treasury Cash Management Fund             1,497,587    1,497,587
Freddie Mac Discount Note, 12/17/2002     $         500,000      498,968
                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,996,555)                                   1,996,555
                                                             ------------

TOTAL INVESTMENTS - 101.25%
(Identified Cost $50,975,292)                                 48,268,630

LIABILITIES, LESS OTHER ASSETS - (1.25%)                        (598,116)
                                                             ------------

NET ASSETS - 100%                                            $47,670,514
                                                             ============



*Non-income  producing  security
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset  Series  I

OCTOBER  31,  2002




ASSETS:
Investments, at value (identified cost $50,975,292) (Note 2)    $48,268,630
Foreign currency, at value (cost $4)                                      4
Interest receivable                                                 295,665
Dividends receivable                                                 72,838
Receivable for fund shares sold                                      10,139
Foreign tax reclaims receivable                                       1,760
                                                                ------------
TOTAL ASSETS                                                     48,649,036
                                                                ------------

LIABILITIES:

Accrued management fees (Note 3)                                     59,825
Accrued transfer agent fees (Note 3)                                 10,221
Accrued fund accounting fees (Note 3)                                 4,985
Accrued directors' fees (Note 3)                                      2,490
Payable for securities purchased                                    858,055
Audit fees payable                                                   23,461
Payable for fund shares repurchased                                  10,503
Other payables and accrued expenses                                   8,982
                                                                ------------
TOTAL LIABILITIES                                                   978,522
                                                                ------------

TOTAL NET ASSETS                                                $47,670,514
                                                                ============

NET ASSETS CONSIST OF:

Capital stock                                                   $    47,415
Additional paid-in-capital                                       50,684,457
Undistributed net investment income                                 503,528
Accumulated net realized loss on investments and other assets
and liabilities                                                    (858,413)
Net unrealized depreciation on investments and other assets
and liabilities                                                  (2,706,473)
                                                                ------------

TOTAL NET ASSETS                                                $47,670,514
                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($47,670,514/4,741,470 shares)        $     10.05
                                                                ============






The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  I

FOR  THE  YEAR  ENDED  OCTOBER  31,  2002




INVESTMENT INCOME:
Interest                                                    $    885,636
Dividends (net of foreign tax withheld, $1,410)                  344,168
                                                            -------------

Total Investment Income                                        1,229,804
                                                            -------------

EXPENSES:

Management fees (Note 3)                                         409,385
Fund accounting fees (Note 3)                                     59,725
Transfer agent fees (Note 3)                                      55,125
Directors' fees (Note 3)                                           6,700
Audit fees                                                        22,500
Custodian fees                                                    13,500
Miscellaneous                                                     19,103
                                                            -------------

Total Expenses                                                   586,038
Less reduction of expenses (Note 3)                              (94,560)
                                                            -------------

Net Expenses                                                     491,478
                                                            -------------

NET INVESTMENT INCOME                                            738,326
                                                            -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                                     (818,334)
Foreign currency and other assets and liabilities                     65
                                                            -------------
                                                                (818,269)
                                                            -------------

Net change in unrealized appreciation (depreciation) on -
Investments                                                   (2,455,284)
Foreign currency and other assets and liabilities                    166
                                                            -------------
                                                              (2,455,118)
                                                            -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                   (3,273,387)
                                                            -------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                   ($2,535,061)
                                                            =============






The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Blended  Asset  Series  I




                                                        For the Year      For the Year
                                                       Ended 10/31/02    Ended 10/31/01
                                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                 $       738,326   $       544,989
Net realized gain (loss) on investments                      (818,269)          720,045
Net change in unrealized depreciation on
investments                                                (2,455,118)         (654,812)
                                                      ----------------  ----------------
Net increase (decrease) from operations                    (2,535,061)          610,222
                                                      ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                   (546,896)         (606,636)
From net realized gain on investments                        (723,704)       (1,728,272)
                                                      ----------------  ----------------
Total distributions to shareholders                        (1,270,600)       (2,334,908)
                                                      ----------------  ----------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                   32,409,601         2,751,103
                                                      ----------------  ----------------
Net increase in net assets                                 28,603,940         1,026,417

NET ASSETS:

Beginning of year                                          19,066,574        18,040,157
                                                      ----------------  ----------------

END OF YEAR (including undistributed net investment
income of $503,528 and $308,870, respectively)        $    47,670,514   $    19,066,574
                                                      ================  ================




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Blended  Asset  Series  I




                                                                             For the Years Ended
                                                    10/31/02          10/31/01    10/31/00    10/31/99    10/31/98
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):

NET ASSET VALUE - BEGINNING OF YEAR                  $11.06            $12.18      $11.07      $11.59      $11.97
                                              ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income                                 0.18              0.31        0.41        0.38        0.36
Net realized and unrealized gain (loss) on
investments                                          (0.50)             0.11        1.30        0.22        0.35
                                              ---------------------  ----------  ----------  ----------  ----------

Total from investment operations                     (0.32)             0.42        1.71        0.60        0.71
                                              ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                           (0.26)            (0.38)      (0.35)      (0.34)      (0.33)
From net realized gain on investments                (0.43)            (1.16)      (0.25)      (0.78)      (0.76)
                                              ---------------------  ----------  ----------  ----------  ----------
Total distributions to shareholders                  (0.69)            (1.54)      (0.60)      (1.12)      (1.09)
                                              ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR                        $10.05            $11.06      $12.18      $11.07      $11.59
                                              =====================  ==========  ==========  ==========  ==========

Total return1                                        (3.32%)           3.59%       16.12%      4.32%       6.29%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:

Expenses*                                             1.20%            1.20%       1.20%       1.20%       1.20%
Net investment income                                 1.80%            2.68%       2.84%       3.09%       3.25%

Portfolio turnover                                     67%              77%         47%         45%         60%

NET ASSETS - END OF YEAR (000'S OMITTED)             $47,671          $19,067     $18,040     $26,515     $32,291
                                              =====================  ==========  ==========  ==========  ==========





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.23%  0.55%  0.21%  0.03%  0.03%

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  October  31,  2002



Exeter  Fund,  Inc.  -  Blended  Asset  Series  II



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            9,426         -5.74%    -5.74%
Five Year   $           12,473         24.73%     4.52%
Inception1  $           22,511        125.11%     9.37%




Merrill  Lynch  Corporate/Government  Bond  Index



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $           10,557          5.57%     5.57%
Five Year   $           14,301         43.01%     7.41%
Inception1  $           18,113         81.13%     6.78%





Lehman  Brothers  U.S.  Government/Credit  Bond  Index



                              Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $           10,549          5.49%     5.49%
Five Year   $           14,277         42.77%     7.38%
Inception1  $           18,136         81.36%     6.83%



50-50  Blended  Index



                               Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            9,539         -4.61%    -4.61%
Five Year   $           12,480         24.80%     4.53%
Inception1  $           20,737        107.37%     8.43%






The value of a $10,000 investment in the Exeter Fund, Inc. - Blended Asset Series II from its inception (10/12/93) to present (10/31/02) as compared to the Merrill Lynch Corporate/Government Bond Index3, the Lehman Brothers U.S. Government/Credit Bond Index and a 50-50 Blended Index.2,4

[graphic]
[line  chart]



Data  for  line  chart  to  follow:




                Exeter Fund, Inc.      Merrill Lynch Corporate/       Lehman Brothers           40-60
Date        Blended Assest Series II     Government Bond Index    Intermediate Bond Index   Blended Index
9/15/1993   $                  10,000  $                  10,000  $                 10,000  $       10,000
12/31/1993                      9,982                      9,883                     9,930           9,978
12/31/1994                     10,333                      9,561                     9,582           9,872
12/31/1995                     13,707                     11,383                    11,426          12,650
10/31/1996                     15,078                     11,625                    11,675          13,822
10/31/1997                     18,047                     12,666                    12,704          16,615
10/31/1998                     17,947                     13,975                    14,009          19,392
10/31/1999                     19,824                     13,871                    13,916          21,716
10/31/2000                     23,557                     14,872                    14,908          23,213
10/31/2001                     23,881                     17,158                    17,192          21,739
10/31/2002                     22,511                     18,113                    18,136          20,737



1Performance numbers for the Series are calculated from October 12, 1993, the Series' inception date. Performance numbers for the Indices are calculated from October 31, 1993. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 4,900 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Merrill Lynch Corporate/Government Bond Index is comprised of approximately 4,800 investment grade corporate and government securities with maturities greater than one year. The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Indices' returns assume reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios. 3The Series' primary comparative index has been changed from the Merrill Lynch Corporate/Government Bond Index to the Lehman Brothers U.S. Government/Credit Bond Index because the Advisor believes that the Lehman Brothers U.S. Government/Credit Bond Index is more widely accepted in the securities industry. 4One of the components of the 50-50 Blended Index was recently changed to the Lehman Brothers U.S. Government/Credit Bond Index from the Lehman Brothers Aggregate Bond Index to coincide with the change in the primary index (see Note 3 above).

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES II                                SHARES    VALUE (NOTE 2)
                                                     ---------  ---------------
COMMON STOCKS - 69.65%
AEROSPACE & DEFENSE - 0.05%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil) (Note 7)                                    5,061  $        79,356
                                                                ---------------

AIRLINES - 0.08%
Atlantic Coast Airlines Holdings, Inc.*                  5,100           67,320
SkyWest, Inc.                                            3,725           56,512
                                                                ---------------
                                                                        123,832
                                                                ---------------
AUTO COMPONENTS - 0.07%
Wabtec Corp.                                             8,175          116,412
                                                                ---------------

BANKS - 0.92%
The Bank of New York Co., Inc.                          55,225        1,435,850
                                                                ---------------

BEVERAGES - 0.07%
The Robert Mondavi Corp. - Class A*                      3,200          105,600
                                                                ---------------

BIOTECHNOLOGY - 0.37%
Affymetrix, Inc.*                                        3,700           96,570
Celltech Group plc* (United Kingdom) (Note 7)           16,125           88,296
Invitrogen Corp.*                                        5,425          150,923
PRAECIS Pharmaceuticals, Inc.*                          23,075           62,764
Techne Corp.*                                            5,400          178,200
                                                                ---------------
                                                                        576,753
                                                                ---------------
CHEMICALS - 0.53%
Agrium, Inc. (Canada) (Note 7)                          19,625          193,110
Akzo Nobel N.V. (Netherlands) (Note 7)                   1,025           30,655
FMC Corp.*                                               4,500          137,655
IMC Global, Inc.                                         8,725           95,975
Lonza Group AG (Switzerland) (Note 7)                    1,750          106,396
Minerals Technologies, Inc.                              3,125          137,219
PolyOne Corp.                                           15,850          126,800
                                                                ---------------
                                                                        827,810
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.12%
CSG Systems International, Inc.*                         6,325           81,460
NDCHealth Corp.                                          6,225          109,871
                                                                ---------------
                                                                        191,331
                                                                ---------------
COMMUNICATIONS EQUIPMENT - 5.29%
Lucent Technologies, Inc.*                             838,325        1,031,140
Nortel Networks Corp.* (Canada) (Note 7)             1,015,025        1,248,481
QUALCOMM, Inc.*                                        173,325        5,983,179
                                                                ---------------
                                                                      8,262,800
                                                                ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES II                               SHARES   VALUE (NOTE 2)
                                                     ---------  ---------------
COMPUTERS & PERIPHERALS - 0.17%
Electronics for Imaging, Inc.*                         8,575  $       156,236
SanDisk Corp.*                                         5,450          107,747
                                                              ---------------
                                                                      263,983
                                                              ---------------
CONTAINERS & PACKAGING - 0.03%
Applied Extrusion Technologies, Inc.*                 17,775           43,015
                                                              ---------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.09%
Citizens Communications Co.*                           7,175           59,696
D&E Communications, Inc.                               4,600           29,670
North Pittsburgh Systems, Inc.                         3,700           48,285
                                                              ---------------
                                                                      137,651
                                                              ---------------
ELECTRIC UTILITIES - 0.01%
Allegheny Energy, Inc.                                 3,800           21,660
                                                              ---------------

ELECTRICAL EQUIPMENT - 0.13%
Rayovac Corp.*                                        14,150          199,515
                                                              ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.81%
Millipore Corp.                                      129,150        4,392,391
                                                              ---------------

ENERGY EQUIPMENT & SERVICES - 7.57%
Atwood Oceanics, Inc.*                                 4,400          131,120
Baker Hughes, Inc.                                    57,225        1,662,386
Cooper Cameron Corp.*                                 26,025        1,213,285
Newpark Resources, Inc.*                              15,350           49,427
Pride International, Inc.*                            10,800          149,904
Schlumberger Ltd.                                    103,775        4,162,415
Stolt Offshore S.A. - ADR* (United Kingdom)
(Note 7)                                              10,000           16,900
Transocean, Inc.                                      59,125        1,299,568
Trico Marine Services, Inc.*                          22,525           56,313
Varco International, Inc.*                            87,475        1,438,089
Weatherford International Ltd.* (Barbados) (Note 7)   40,900        1,637,636
                                                              ---------------
                                                                   11,817,043
                                                              ---------------
FOOD & DRUG RETAILING - 2.41%
CVS Corp.                                             26,450          733,459
The Kroger Co.*                                      100,500        1,491,420
Safeway, Inc.*                                        66,600        1,538,460
                                                              ---------------
                                                                    3,763,339
                                                              ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES II                             SHARES   VALUE (NOTE 2)
                                                  -------  ---------------
FOOD PRODUCTS - 5.51%
Nestle S.A. (Switzerland) (Note 7)                 22,225     $4,765,081
Smithfield Foods, Inc.*                             5,950         92,463
Sylvan, Inc.*                                      10,875        122,018
Unilever plc - ADR (United Kingdom) (Note 7)       92,975      3,632,533
                                                            ---------------
                                                               8,612,095
                                                            ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.69%
Apogent Technologies, Inc.*                        10,375       188,618
Applera Corp. - Applied Biosystems Group          283,600     5,737,228
Bausch & Lomb, Inc.                                 5,550       172,605
Biacore International AB - ADR* (Sweden) (Note 7)     275         5,087
Boston Scientific Corp.*                            6,800       255,884
Bruker AXS, Inc.*                                  80,325       170,289
Guidant Corp.*                                    57,175      1,690,665
Hologic, Inc.*                                     14,375       177,804
Thoratec Corp.*                                    41,875       372,688
Varian, Inc.*                                       3,900       114,699
                                                            ---------------
                                                              8,885,567
                                                            ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.38%
Jomed N.V.* (Switzerland) (Note 7)                 16,925       198,922
Sunrise Assisted Living, Inc.*                     13,325       277,160
WebMD Corp.*                                       17,950       113,265
                                                            ---------------
                                                                589,347
                                                            ---------------
HOTELS, RESTAURANTS & LEISURE - 1.31%
Carnival Corp.                                     68,925      1,800,321
Club Mediterranee S.A.* (France) (Note 7)           1,900         45,722
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)
(Note 7)                                           344,275       139,045
Mandarin Oriental International Ltd.* (Bermuda)
(Note 7)                                           140,000        59,500
                                                            ---------------
                                                               2,044,588
                                                            ---------------
HOUSEHOLD DURABLES - 0.07%
Waterford Wedgwood plc (Ireland) (Note 7)          229,200      103,093
                                                            ---------------

HOUSEHOLD PRODUCTS - 1.81%
Kimberly-Clark Corp.                               55,000      2,832,500
                                                            ---------------

LEISURE EQUIPMENT & PRODUCTS - 4.03%
Eastman Kodak Co.                                  148,950     4,907,903
Hasbro, Inc.                                       134,850     1,378,167
                                                            ---------------
                                                               6,286,070
                                                            ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



BLENDED ASSET SERIES II                               SHARES   VALUE (NOTE 2)
                                                     -------  ---------------
MACHINERY - 0.15%
Albany International Corp. - Class A                  10,800  $       228,852
                                                              ---------------

MARINE - 0.06%
Teekay Shipping Corp. (Bahamas) (Note 7)               2,975           97,521
                                                              ---------------

MEDIA - 5.49%
AOL Time Warner, Inc.*                               379,050        5,590,987
The Walt Disney Co.                                  179,075        2,990,553
                                                              ---------------
                                                                    8,581,540
                                                              ---------------
METALS & MINING - 1.19%
Alcoa, Inc.                                           79,450        1,752,667
Norddeutsche Affinerie AG (Germany) (Note 7)          10,075          109,750
                                                              ---------------
                                                                    1,862,417
                                                              ---------------
OIL & GAS - 1.23%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)
(Note 7)                                             159,225        1,920,254
                                                              ---------------

PAPER & FOREST PRODUCTS - 1.06%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)         98,100        1,568,619
Bowater, Inc.                                          2,625           88,961
                                                              ---------------
                                                                    1,657,580
                                                              ---------------
PERSONAL PRODUCTS - 2.15%
The Estee Lauder Companies, Inc. - Class A           115,525        3,364,088
                                                              ---------------

PHARMACEUTICALS - 13.32%
Bristol-Myers Squibb Co.                             278,650        6,857,577
ICN Pharmaceuticals, Inc.                              2,500           20,875
Merck & Co., Inc.                                     66,075        3,583,908
Merck KGaA (Germany) (Note 7)                          4,125           88,236
Novartis AG - ADR (Switzerland) (Note 7)              53,225        2,019,356
Pfizer, Inc.                                           2,675           84,985
Pharmacia Corp.                                       79,325        3,410,975
Schering-Plough Corp.                                221,825        4,735,964
                                                              ---------------
                                                                   20,801,876
                                                              ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.42%
Altera Corp.*                                        225,700        2,645,204
Brooks-PRI Automation, Inc.*                          14,525          222,087
Cabot Microelectronics Corp.*                          3,150          142,978
Cymer, Inc.*                                           2,550           64,056
Texas Instruments, Inc.                              258,600        4,101,396
Xilinx, Inc.*                                         67,575        1,283,249
                                                              ---------------
                                                                    8,458,970
                                                              ---------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002



                                               SHARES/           VALUE
BLENDED ASSET SERIES II                   PRINCIPAL AMOUNT     (NOTE 2)
                                          -----------------  -------------
SOFTWARE - 0.06%
Activision, Inc.*                                     4,625  $     94,812
                                                             -------------

TOTAL COMMON STOCKS
(Identified Cost $126,193,054)                                108,779,511
                                                             -------------


U.S. TREASURY SECURITIES - 27.31%
U.S. TREASURY BONDS - 15.01%
U.S. Treasury Bond, 7.25%, 8/15/2022      $           5,000         6,373
U.S. Treasury Bond, 5.50%, 8/15/2028             22,350,000    23,443,921
                                                             -------------
TOTAL U.S. TREASURY BONDS
(Identified Cost $21,440,611)                                  23,450,294
                                                             -------------
U.S. TREASURY NOTES - 12.30%
U.S. Treasury Note, 2.25%, 7/31/2004
  (Identified Cost $19,011,943)                  19,000,000    19,207,860
                                                             -------------
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $40,452,554)                                  42,658,154
                                                             -------------
U.S. GOVERNMENT AGENCIES - 0.00%**
Fannie Mae, 5.75%, 2/15/2008
(Identified Cost $5,664)                              5,000         5,559
                                                             -------------
SHORT-TERM INVESTMENTS - 6.15%
Dreyfus Treasury Cash Management Fund             3,610,055     3,610,055
Freddie Mac Discount Note, 12/17/2002     $       6,000,000     5,987,623
                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,597,678)                                    9,597,678
                                                             -------------
TOTAL INVESTMENTS - 103.11%
(Identified Cost $176,248,950)                                161,040,902
LIABILITIES, LESS OTHER ASSETS - (3.11%)                       (4,858,467)
                                                             -------------
NET ASSETS - 100%                                            $156,182,435
                                                             =============



*Non-income  producing  security
**Less  than  0.01%

ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset  Series  II

OCTOBER  31,  2002



ASSETS:
Investments, at value (identified cost $176,248,950) (Note 2)   $161,040,902
Cash                                                                      85
Foreign currency, at value (cost $6)                                       6
Receivable for fund shares sold                                      376,105
Interest receivable                                                  368,722
Dividends receivable                                                 367,912
Foreign tax reclaims receivable                                       12,216
                                                                -------------

TOTAL ASSETS                                                     162,165,948
                                                                -------------

LIABILITIES:

Accrued management fees (Note 3)                                     128,530
Accrued transfer agent fees (Note 3)                                  14,729
Accrued fund accounting fees (Note 3)                                  4,863
Accrued directors' fees (Note 3)                                       1,690
Payable for securities purchased                                   5,750,233
Payable for fund shares repurchased                                   43,602
Audit fees payable                                                    28,465
Custodian fees payable                                                 3,610
Other payables and accrued expenses                                    7,791
                                                                -------------

TOTAL LIABILITIES                                                  5,983,513
                                                                -------------

TOTAL NET ASSETS                                                $156,182,435
                                                                =============

NET ASSETS CONSIST OF:

Capital stock                                                   $    135,173
Additional paid-in-capital                                       174,193,561
Undistributed net investment income                                1,573,546
Accumulated net realized loss on investments and other assets
and liabilities                                                   (4,513,041)
Net unrealized depreciation on investments and other assets
and liabilities                                                  (15,206,804)
                                                                -------------

TOTAL NET ASSETS                                                $156,182,435
                                                                =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($156,182,435/13,517,239 shares)      $      11.55
                                                                =============





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  II

FOR  THE  YEAR  ENDED  OCTOBER  31,  2002




INVESTMENT INCOME:
Interest                                                    $   2,517,584
Dividends (net of foreign tax withheld, $7,148)                 1,752,130
                                                            --------------

Total Investment Income                                         4,269,714
                                                            --------------

EXPENSES:

Management fees (Note 3)                                        1,525,723
Transfer agent fees (Note 3)                                      108,750
Fund accounting fees (Note 3)                                      72,837
Directors' fees (Note 3)                                            6,702
Custodian fees                                                     32,500
Audit fees                                                         29,600
Miscellaneous                                                      36,916
                                                            --------------
Total Expenses                                                  1,813,028
                                                            --------------
NET INVESTMENT INCOME                                           2,456,686
                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                                    (4,248,925)
Foreign currency and other assets and liabilities                     292
                                                            --------------
                                                               (4,248,633)
                                                            --------------

Net change in unrealized appreciation (depreciation) on -
Investments                                                   (12,571,087)
Foreign currency and other assets and liabilities                   1,129
                                                            --------------
                                                              (12,569,958)
                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                   (16,818,591)
                                                            --------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                   ($14,361,905)
                                                            ==============






The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Blended  Asset  Series  II



                                                        For the Year      For the Year
                                                       Ended 10/31/02    Ended 10/31/01
                                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                 $     2,456,686   $     2,110,470
Net realized gain (loss) on investments                    (4,248,633)        4,291,537
Net change in unrealized depreciation
on investments                                            (12,569,958)       (5,445,922)
                                                      ----------------  ----------------
Net increase (decrease) from operations                   (14,361,905)          956,085
                                                      ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                 (2,102,121)       (2,288,044)
From net realized gain on investments                      (4,359,908)       (4,936,910)
                                                      ----------------  ----------------
Total distributions to shareholders                        (6,462,029)       (7,224,954)
                                                      ----------------  ----------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                   89,546,804         4,056,622
                                                      ----------------  ----------------
Net increase (decrease) in net assets                      68,722,870        (2,212,247)

NET ASSETS:

Beginning of year                                          87,459,565        89,671,812
                                                      ----------------  ----------------

END OF YEAR (including undistributed net investment
income of $1,573,546 and $1,150,060, respectively)    $   156,182,435   $    87,459,565
                                                      ================  ================




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Blended  Asset  Series  II



                                                                              For the Years Ended
                                                    10/31/02          10/31/01    10/31/00    10/31/99    10/31/98
                                              ---------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):

NET ASSET VALUE - BEGINNING OF YEAR           $              13.09   $   14.03   $   12.74   $   12.60   $   14.69
                                              ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income                                         0.19        0.32        0.29        0.33        0.31
Net realized and unrealized gain (loss) on
investments                                                  (0.86)      (0.13)       1.97        0.92       (0.38)
                                              ---------------------  ----------  ----------  ----------  ----------

Total from investment operations                             (0.67)       0.19        2.26        1.25       (0.07)
                                              ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                   (0.25)      (0.35)      (0.28)      (0.31)      (0.29)
From net realized gain on investments                        (0.62)      (0.78)      (0.69)      (0.80)      (1.73)
                                              ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders                          (0.87)      (1.13)      (0.97)      (1.11)      (2.02)
                                              ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR                 $              11.55   $   13.09   $   14.03   $   12.74   $   12.60
                                              =====================  ==========  ==========  ==========  ==========
Total return1                                               (5.74%)       1.37%      18.83%      10.46%     (0.56%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:

Expenses                                                      1.19%     1.20%*        1.20%       1.15%       1.15%
Net investment income                                         1.61%       2.26%       2.55%       2.44%       2.45%

Portfolio turnover                                              82%         75%         95%         78%         61%

NET ASSETS - END OF YEAR (000's omitted)      $            156,182   $  87,460   $  89,672   $  65,205   $  65,973
                                              =====================  ==========  ==========  ==========  ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 10/31/01 would have been increased by 0.03%.


1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during 2001.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  October  31,  2002


Exeter  Fund,  Inc.  -  Maximum Horizon  Series



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,932        -10.68%   -10.68%
Five Year   $           12,799         27.99%     5.06%
Inception1  $           18,692         86.92%     9.34%





Standards  &  Poor's  500  Total  Return  Index



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,490        -15.10%   -15.10%
Five Year   $           10,371          3.71%     0.73%
Inception1  $           16,999         69.99%     7.87%





85-15  Blended  Index



                                Total Return
Through     Growth of $10,000                  Average
10/31/02        Investment       Cumulative     Annual
One Year    $            8,807        -11.93%   -11.93%
Five Year   $           11,023         10.23%     1.97%
Inception1  $           17,158         71.58%     8.01%



The value of a $10,000 investment in the Exeter Fund, Inc. - Maximum Horizon Series from its inception (11/1/95) to present (10/31/02) as compared to the Standard & Poor's (S&P) 500 Total Return Index and an 85-15 Blended Index.2,3


Data  for  line  chart  to  follow:




            Exeter Fund, Inc.       Standard & Poor's 500          85-15
Date    Maximum Horizon Series       Total Return Index      Blended Index
11/01/1995  $           10,000  $                 10,000  $       10,000
10/31/1996              11,521                    12,408          12,114
10/31/1997              14,604                    16,392          15,565
10/31/1998              13,730                    19,996          18,764
10/31/1999              17,345                    25,127          22,788
10/31/2000              22,263                    26,656          24,243
10/31/2001              20,926                    20,022          19,482
10/31/2002              18,692                    16,999          17,158





1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The 85-15 Blended Index is 85% S&P 500 Total Return Index and 15% Lehman Brothers U.S. Government/Credit Bond Index. The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 4,900 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Indices' returns assume reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

3The Series' secondary comparative index, the Value Line Index, was recently replaced by an 85-15 Blended Index to more closely reflect the Series' asset allocation over time.

Investment  Portfolio  -  October  31,  2002




                                                                 VALUE
MAXIMUM HORIZON SERIES                               SHARES     (NOTE 2)
                                                    -------  -----------
COMMON STOCKS - 87.86%

AEROSPACE & DEFENSE - 0.09%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
  ADR (Brazil) (Note 7)                                3,437  $   53,892
                                                              -----------

AIRLINES - 0.14%
Atlantic Coast Airlines Holdings, Inc.*                3,600      47,520
SkyWest, Inc.                                          2,625       39824
                                                              -----------
                                                                  87,344
                                                              -----------
AUTO COMPONENTS - 0.14%
Wabtec Corp.                                           5,925      84,372
                                                              -----------

BANKS - 2.58%
The Bank of New York Co., Inc.                        18,375     477,750
Mellon Financial Corp.                                40,075   1,133,722
                                                              -----------
                                                               1,611,472
                                                              -----------

BEVERAGES - 0.97%
PepsiCo, Inc.                                         12,050     531,405
The Robert Mondavi Corp. - Class A*                    2,300      75,900
                                                              -----------
                                                                 607,305
                                                              -----------
BIOTECHNOLOGY - 0.48%
Affymetrix, Inc.*                                      1,925      50,242
Celltech Group plc* (United Kingdom) (Note 7)          7,525      41,205
Invitrogen Corp.*                                      2,650      73,723
PRAECIS Pharmaceuticals, Inc.*                         6,450      17,544
Techne Corp.*                                          3,625     119,625
                                                              -----------
                                                                 302,339
                                                              -----------
CHEMICALS - 1.96%
Agrium, Inc. (Canada) (Note 7)                        15,075     148,338
Akzo Nobel N.V. (Netherlands) (Note 7)                   475      14,206
FMC Corp.*                                             2,625      80,299
IMC Global, Inc.                                       9,450     103,950
Lonza Group AG (Switzerland) (Note 7)                    925      56,238
Minerals Technologies, Inc.                           16,825     738,786
PolyOne Corp.                                         10,500      84,000
                                                              -----------
                                                               1,225,817
                                                              -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                                             VALUE
MAXIMUM HORIZON SERIES                           SHARES     (NOTE 2)
                                                -------  -----------
COMMERCIAL SERVICES & SUPPLIES - 0.42%
Convergys Corp.*                                   4,150  $   61,752
CSG Systems International, Inc.*                  11,375     146,499
NDCHealth Corp.                                    2,975      52,509
                                                          -----------
                                                             260,760
                                                          -----------

COMMUNICATIONS EQUIPMENT - 6.14%
Lucent Technologies, Inc.*                       433,150     532,774
Nortel Networks Corp.* (Canada) (Note 7)         474,575     583,727
QUALCOMM, Inc.*                                   78,750   2,718,450
                                                          -----------
                                                           3,834,951
                                                          -----------

COMPUTERS & PERIPHERALS - 0.48%
Electronics for Imaging, Inc.*                     9,325     169,902
SanDisk Corp.*                                     6,600     130,482
                                                          -----------
                                                             300,384
                                                          -----------

CONTAINERS & PACKAGING - 0.04%
Applied Extrusion Technologies, Inc.*             11,425      27,648
                                                          -----------

DIVERSIFIED FINANCIALS - 2.11%
MBNA Corp.                                        37,312     757,807
T. Rowe Price Group, Inc.                         19,900     561,777
                                                          -----------
                                                           1,319,584
                                                          -----------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.25%
Citizens Communications Co.*                       9,500      79,040
D&E Communications, Inc.                           4,950      31,927
North Pittsburgh Systems, Inc.                     3,650      47,633
                                                          -----------
                                                             158,600
                                                          -----------

ELECTRIC UTILITIES - 0.38%
Allegheny Energy, Inc.                            41,600     237,120
                                                          -----------

ELECTRICAL EQUIPMENT - 0.23%
Rayovac Corp.*                                    10,175     143,468
                                                          -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.08%
Millipore Corp.                                   56,475   1,920,715
                                                          -----------

ENERGY EQUIPMENT & SERVICES - 7.58%
Atwood Oceanics, Inc.*                             3,200      95,360
Baker Hughes, Inc.                                25,675     745,859
Cooper Cameron Corp.*                             11,125     518,648



The  accompanying  notes  are  an  integral  part  of  the financial statements.
37

Investment  Portfolio  -  October  31,  2002




                                                                 VALUE
MAXIMUM HORIZON SERIES                               SHARES     (NOTE 2)
                                                    -------  -----------
ENERGY EQUIPMENT & SERVICES (CONTINUED)
Newpark Resources, Inc.*                              11,100  $   35,742
Pride International, Inc.*                             7,800     108,264
Schlumberger Ltd.                                     36,750   1,474,042
Stolt Offshore S.A. - ADR* (United Kingdom)
(Note 7)                                               7,250      12,253
Transocean, Inc.                                      13,325     292,883
Trico Marine Services, Inc.*                          14,950      37,375
Varco International, Inc.*                            39,325     646,503
Weatherford International Ltd.* (Barbados) (Note 7)   19,250     770,770
                                                              -----------
                                                               4,737,699
                                                              -----------

FOOD & DRUG RETAILING - 2.73%
CVS Corp.                                             12,900     357,717
The Kroger Co.*                                       45,250     671,510
Safeway, Inc.*                                        29,175     673,943
                                                              -----------
                                                               1,703,170
                                                              -----------

FOOD PRODUCTS - 7.15%
H.J. Heinz Co.                                        23,000     739,680
Nestle S.A. (Switzerland) (Note 7)                     9,725   2,085,058
Smithfield Foods, Inc.*                                4,100      63,714
Sylvan, Inc.*                                          7,850      88,077
Unilever plc - ADR (United Kingdom) (Note 7)          38,175   1,491,497
                                                              -----------
                                                               4,468,026
                                                              -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 5.94%
Apogent Technologies, Inc.*                            5,000      90,900
Applera Corp. - Applied Biosystems Group             115,825   2,343,140
Bausch & Lomb, Inc.                                    2,350      73,085
Boston Scientific Corp.*                               3,425     128,883
Bruker AXS, Inc.*                                     56,750     120,310
Guidant Corp.*                                        19,850     586,965
Hologic, Inc.*                                         6,700      82,872
Thoratec Corp.*                                       26,725     237,852
Varian, Inc.*                                          1,650      48,527
                                                              -----------
                                                               3,712,534
                                                              -----------

HEALTH CARE PROVIDERS & SERVICES - 0.43%
Jomed N.V.* (Switzerland) (Note 7)                     7,175      84,329
Sunrise Assisted Living, Inc.*                         6,400     133,120
WebMD Corp.*                                           7,600      47,956
                                                              -----------
                                                                 265,405
                                                              -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                                                 VALUE
MAXIMUM HORIZON SERIES                               SHARES    (NOTE 2)
                                                    -------  -----------
HOTELS, RESTAURANTS & LEISURE - 1.54%
Carnival Corp.                                        31,025  $  810,373
Club Mediterranee S.A.* (France) (Note 7)              1,225      29,479
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)
(Note 7)                                             201,250      81,280
Mandarin Oriental International Ltd.* (Bermuda)
(Note 7)                                             102,000      43,350
                                                              -----------
                                                                 964,482
                                                              -----------

HOUSEHOLD DURABLES - 0.12%
Waterford Wedgwood plc (Ireland) (Note 7)            165,775      74,565
                                                              -----------

HOUSEHOLD PRODUCTS - 2.72%
Kimberly-Clark Corp.                                  33,025   1,700,788
                                                              -----------

INTERNET & CATALOG RETAIL - 0.12%
Amazon.com, Inc.*                                      3,925      75,988
                                                              -----------

LEISURE EQUIPMENT & PRODUCTS - 3.39%
Eastman Kodak Co.                                     46,925   1,546,179
Hasbro, Inc.                                          56,025     572,575
                                                              -----------
                                                               2,118,754
                                                              -----------

MACHINERY - 0.22%
Albany International Corp. - Class A                   6,350     134,557
                                                              -----------

MARINE - 0.11%
Teekay Shipping Corp. (Bahamas) (Note 7)               2,125      69,657
                                                              -----------

MEDIA - 6.48%
AOL Time Warner, Inc.*                               174,675   2,576,456
The Walt Disney Co.                                   88,200   1,472,940
                                                              -----------
                                                               4,049,396
                                                              -----------

METALS & MINING - 1.29%
Alcoa, Inc.                                           33,000     727,980
Norddeutsche Affinerie AG (Germany) (Note 7)           7,300      79,521
                                                              -----------
                                                                 807,501
                                                              -----------

OIL & GAS - 1.45%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)
(Note 7)                                              75,275     907,816
                                                              -----------

PAPER & FOREST PRODUCTS - 1.66%
Bowater, Inc.                                         30,525   1,034,492
                                                              -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                                  SHARES           VALUE
MAXIMUM HORIZON SERIES                       PRINCIPAL AMOUNT     (NOTE 2)
                                            ------------------  -----------
PERSONAL PRODUCTS - 2.63%
The Estee Lauder Companies, Inc. - Class A              56,525  $ 1,646,008
                                                                ------------

PHARMACEUTICALS - 14.39%
Bristol-Myers Squibb Co.                               114,425    2,815,999
ICN Pharmaceuticals, Inc.                                1,800       15,030
Merck & Co., Inc.                                       17,750      962,760
Merck KGaA (Germany) (Note 7)                            2,125       45,455
Novartis AG - ADR (Switzerland) (Note 7)                19,100      724,654
Pfizer, Inc.                                            26,450      840,316
Pharmacia Corp.                                         35,250    1,515,750
Schering-Plough Corp.                                   97,050    2,072,017
                                                                ------------
                                                                  8,991,981
                                                                ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 7.51%
Altera Corp.*                                           98,925    1,159,401
Brooks-PRI Automation, Inc.*                            14,150      216,353
Cabot Microelectronics Corp.*                            2,275      103,262
Cymer, Inc.*                                             5,400      135,648
Texas Instruments, Inc.                                122,550    1,943,643
Xilinx, Inc.*                                           59,625    1,132,279
                                                                ------------
                                                                  4,690,586
                                                                ------------

SOFTWARE - 0.60%
Activision, Inc.*                                        6,125      125,562
Amdocs Ltd.* (Guernsey) (Note 7)                        11,300       78,874
Mercury Interactive Corp.*                               1,900       50,103
Microsoft Corp.*                                         1,175       62,827
VERITAS Software Corp.*                                  3,675       56,044
                                                                ------------
                                                                    373,410
                                                                ------------

SPECIALTY RETAIL - 0.31%
Best Buy Co., Inc.*                                      9,500      195,795
                                                                ------------

TOTAL COMMON STOCKS
(Identified Cost $64,672,664)                                    54,898,381
                                                                ------------

U.S. TREASURY SECURITIES - 8.90%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $5,564,893)                 $       5,300,000    5,559,409
                                                                ------------

U.S. GOVERNMENT AGENCIES - 3.35%
Fannie Mae, 4.25%, 7/15/2007
(Identified Cost $2,091,776)                         2,000,000    2,094,362
                                                                ------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2002




                                                        VALUE
MAXIMUM HORIZON SERIES                     SHARES      (NOTE 2)
                                          ---------  ------------
SHORT-TERM INVESTMENTS - 2.26%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,409,393)              1,409,393  $ 1,409,393
                                                     ------------
TOTAL INVESTMENTS - 102.37%
(Identified Cost $73,738,726)                         63,961,545
LIABILITIES, LESS OTHER ASSETS - (2.37%)              (1,479,242)
                                                     ------------
NET ASSETS - 100%                                    $62,482,303
                                                     ============




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.
41

Statement  of  Assets  and  Liabilities  -  Maximum  Horizon  Series

OCTOBER  31,  2002



ASSETS:
Investments, at value (identified cost $73,738,726) (Note 2)    $63,961,545
Foreign currency, at value (cost $5)                                      5
Dividends receivable                                                149,817
Interest receivable                                                  85,160
Receivable for fund shares sold                                      19,948
Foreign tax reclaims receivable                                       4,454
                                                                ------------

TOTAL ASSETS                                                     64,220,929
                                                                ------------

LIABILITIES:

Accrued management fees (Note 3)                                     59,439
Accrued transfer agent fees (Note 3)                                 15,738
Accrued fund accounting fees (Note 3)                                 4,774
Accrued directors' fees (Note 3)                                      1,690
Payable for securities purchased                                  1,582,016
Payable for fund shares repurchased                                  41,114
Audit fees payable                                                   24,334
Custodian fees payable                                                2,030
Other payables and accrued expenses                                   7,491
                                                                ------------

TOTAL LIABILITIES                                                 1,738,626
                                                                ------------

TOTAL NET ASSETS                                                $62,482,303
                                                                ============


NET ASSETS CONSIST OF:

Capital stock                                                   $    57,537
Additional paid-in-capital                                       77,503,519
Undistributed net investment income                                 383,741
Accumulated net realized loss on investments and other assets
and liabilities                                                  (5,685,795)
Net unrealized depreciation on investments and other assets
and liabilities                                                  (9,776,699)
                                                                ------------

TOTAL NET ASSETS                                                $62,482,303
                                                                ============


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($62,482,303/5,753,670 shares)        $     10.86
                                                                ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Maximum  Horizon  Series

FOR  THE  YEAR  ENDED  OCTOBER  31,  2002



INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $3,837)             $   1,013,960
Interest                                                          306,961
                                                            --------------

Total Investment Income                                         1,320,921
                                                            --------------

EXPENSES:

Management fees (Note 3)                                          609,180
Transfer agent fees (Note 3)                                       78,064
Fund accounting fees (Note 3)                                      57,641
Directors' fees (Note 3)                                            6,701
Audit fees                                                         24,000
Custodian fees                                                     23,300
Miscellaneous                                                      27,210
                                                            --------------

Total Expenses                                                    826,096
Less reduction of expenses (Note 3)                               (94,741)
                                                            --------------

Net Expenses                                                      731,355
                                                            --------------

NET INVESTMENT INCOME                                             589,566
                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                                    (5,053,592)
Foreign currency and other assets and liabilities                     183
                                                            --------------
                                                               (5,053,409)
                                                            --------------
Net change in unrealized appreciation (depreciation) on -
Investments                                                    (7,529,737)
Foreign currency and other assets and liabilities                     442
                                                            --------------
                                                               (7,529,295)
                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                   (12,582,704)
                                                            --------------

NET DECREASE  IN NET ASSETS RESULTING FROM
OPERATIONS                                                   ($11,993,138)
                                                            ==============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Maximum  Horizon  Series



                                                        FOR THE YEAR      FOR THE YEAR
                                                       ENDED 10/31/02    ENDED 10/31/01
                                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                                 $       589,566   $       354,209
Net realized gain (loss) on investments                    (5,053,409)          741,543
Net change in unrealized depreciation on
investments                                                (7,529,295)       (3,294,273)
                                                      ----------------  ----------------
Net decrease from operations                              (11,993,138)       (2,198,521)
                                                      ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                   (451,618)       (1,061,155)
From net realized gain on investments                      (1,348,916)       (4,153,184)
                                                      ----------------  ----------------
Total distributions to shareholders                        (1,800,534)       (5,214,339)
                                                      ----------------  ----------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                   48,348,008         5,333,844
                                                      ----------------  ----------------
Net increase (decrease) in net assets                      34,554,336        (2,079,016)

NET ASSETS:

Beginning of year                                          27,927,967        30,006,983
                                                      ----------------  ----------------

END OF YEAR (including undistributed net investment
income of $383,741 and $245,863,
respectively)                                         $    62,482,303   $    27,927,967
                                                      ================  ================




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Maximum  Horizon  Series



                                                                           For the Years Ended
                                                    10/31/02          10/31/01    10/31/00    10/31/99    10/31/98
                                              ---------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):

NET ASSET VALUE - BEGINNING OF YEAR           $              12.85   $   16.45   $   14.33   $   12.10   $   14.24
                                              ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income                                         0.11        0.15        0.21        0.18        0.13
Net realized and unrealized gain (loss) on
investments                                                  (1.36)      (0.95)       3.57        3.06       (0.93)
                                              ---------------------  ----------  ----------  ----------  ----------

Total from investment operations                             (1.25)      (0.80)       3.78        3.24       (0.80)
                                              ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                   (0.15)      (0.56)      (0.22)      (0.22)      (0.12)
From net realized gain on investments                        (0.59)      (2.24)      (1.44)      (0.79)      (1.22)
                                              ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders                          (0.74)      (2.80)      (1.66)      (1.01)      (1.34)
                                              ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR                 $              10.86   $   12.85   $   16.45   $   14.33   $   12.10
                                              =====================  ==========  ==========  ==========  ==========


Total return1                                              (10.68%)     (6.00%)      28.35%      26.34%     (5.99%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:

Expenses*                                                     1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income                                         0.97%       1.10%       1.26%       0.93%       1.25%

Portfolia trunover                                              99%        109%         84%         96%         60%

NET ASSETS - END OF YEAR (000's omitted)      $             62,482   $  27,928   $  30,007   $  21,515   $  18,705
                                              =====================  ==========  ==========  ==========  ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.16%  0.30%  0.14%  0.08%  0.12%



1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

These series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals. The goals are as follows: Defensive Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Blended Asset Series I - equal emphasis on long-term growth of capital and preservation of capital. Blended Asset Series II - primary goal is long-term growth of capital; secondary goal is preservation of capital. Maximum Horizon Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2002, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million each have been designated as Defensive Series Class A, Blended Asset Series I Class A, and Blended Asset Series II Class A Common Stock, and 75 million have been designated as Maximum Horizon Series Class A Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION

Portfolio securities, including domestic equities, foreign equities, and options, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.


Debt securities, including government bonds, corporate bonds, and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign

Notes  to  Financial  Statements

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued) securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.


OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.


CHANGE  IN  ACCOUNTING  PRINCIPLE
As required, effective November 1, 2001, the Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities . Prior to November 1, 2001, the Series did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Series, but resulted in the following changes, based on the securities held by the Series on November 1, 2001:

Notes  to  Financial  Statements

DEFENSIVE  SERIES
Increase  cost  of  investments  and  undistributed
net  investment  income                                                $15,754
Decrease  net  unrealized  appreciation                                $15,754


BLENDED  ASSET  SERIES  I
Increase  cost  of  investments  and  undistributed
net  investment  income                                                $3,256
Increase  net  unrealized  depreciation                                $3,256


BLENDED  ASSET  SERIES  II
Increase  cost  of  investments  and  undistributed
net  investment  income                                               $29,323
Increase  net  unrealized  depreciation                               $29,323


The  effect  of  this  change  for  the  year  ended  October  31,  2002  was:


DEFENSIVE  SERIES
Increase  net  investment  income                                     $10,123
Decrease  net  unrealized  appreciation                                $9,298
Decrease  net  realized  gain                                            $825


BLENDED  ASSET  SERIES  I
Increase  net  investment  income                                     $20,837
Increase  net  unrealized  depreciation                                $7,718
Increase  net  realized  loss                                         $13,119


BLENDED  ASSET  SERIES  II
Increase  net  investment  income                                     $57,840
Increase  net  unrealized  depreciation                                $3,436
Increase  net  realized  loss                                         $54,404


The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation. There was no impact on the Maximum Horizon Series.


3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which each Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.80% for Defensive Series and 1.00% for Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series, of the Series' average daily net assets.


Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the

Notes  to  Financial  Statements
execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least February 28, 2003, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Defensive Series and 1.20% for Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series, of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $55,376 and assumed expenses amounting to $71,884 for Defensive Series and waived fees of $94,560 for Blended Asset Series I and $94,741 for Maximum Horizon Series, for the year ended October 31, 2002, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pay an annual fee of $25,000 per Class, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS will serve as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2002, purchases and sales of securities, other than short-term securities, were as follows:



                   PURCHASES                    SALES
                  ------------               -----------
                  Other                      Other
Series            Issuers       Government   Issuers      Government
----------------  ------------  -----------  -----------  -----------
Defensive         $  3,019,619  $ 7,003,350  $ 1,572,889  $ 2,041,944
Blended Asset I     32,355,619   27,188,378   13,095,415   13,040,822
Blended Asset II   142,989,943   68,971,288   69,366,992   50,400,284
Maximum Horizon     88,608,444   17,911,025   44,935,783   12,593,061

Notes  to  Financial  Statements



5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  Shares:



                           For the Year                    For the Year
                          Ended 10/31/02                  Ended 10/31/02
                   ------------------------------  ------------------------------
                       Shares          Amount          Shares          Amount
                  ----------------  -------------  ---------------  -------------
Defensive:
Sold                    1,270,423   $ 13,489,841          247,228   $  2,750,956
Reinvested                 29,790        313,212           33,069        359,125
Repurchased              (560,032)    (6,001,294)        (340,597)    (3,797,559)
                  ----------------  -------------  ---------------  -------------
Total                     740,181   $  7,801,759          (60,300)     ($687,478)
                  ================  =============  ===============  =============


Blended Asset I:
Sold                    6,060,360   $ 65,166,778          699,984   $  7,897,301
Reinvested                117,504      1,257,137          208,792      2,305,138
Repurchased            (3,160,259)   (34,014,314)        (666,305)    (7,451,336)
                  ----------------  -------------  ---------------  -------------
Total                   3,017,605   $ 32,409,601          242,471   $  2,751,103
                   ===============  =============  ===============  =============


Blended Asset II:
Sold                   14,088,449   $181,414,728        1,344,582   $ 18,128,906
Reinvested                503,964      6,427,374          546,760      7,213,887
Repurchased            (7,754,676)   (98,295,298)      (1,602,952)   (21,286,171)
                  ----------------  -------------  ---------------  -------------
Total                   6,837,737   $ 89,546,804          288,390   $  4,056,622
                   ===============  =============  ===============  =============


Maximum Horizon:
Sold                    7,110,735   $ 93,547,580          831,420   $ 11,799,330
Reinvested                137,371      1,797,343          377,604      5,214,251
Repurchased            (3,667,710)   (46,996,915)        (859,772)   (11,679,737)
                  ----------------  -------------  ---------------  -------------
Total                   3,580,396   $ 48,348,008          349,252   $  5,333,844
                   ===============  =============  ===============  =============



The Advisor owned 21,515 shares of Maximum Horizon Series (0.4% of shares outstanding) valued at $233,653 and 25,430 shares of Defensive Series (2.3% of shares outstanding) valued at $278,459 on October 31, 2002.


6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2002.

Notes  to  Financial  Statements

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS

Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date. The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including foreign currency gains and losses. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

For the year ended October 31, 2002, each Series reclassified the following amounts:



                           UNDISTRIBUTED NET     ACCUMULATED NET
                           INVESTMENT INCOME   REALIZED GAIN/(LOSS)
                                 (LOSS)           ON INVESTMENT      PAID-IN-CAPITAL
                           ------------------  --------------------  ----------------
  Defensive Series                       143                    (7)             (136)
  Blended Asset Series I                 (28)                   28                 -
  Blended Asset Series II             39,598                (39598)                -
  Maximum Horizon Series                 (70)                   70                 -

Notes  to  Financial  Statements

8.  FEDERAL  TAXES  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  (continued)

The tax character of distributions paid during the year ended October 31, 2002 was as follows:


                          ORDINARY     LONG-TERM
                           INCOME    CAPITAL GAINS
                         ----------  --------------
Defensive Series         $  160,812  $      153,432
Blended Asset Series I      546,989         723,611
Blended Asset Series II   2,319,448       4,142,581
Maximum Horizon Series    1,209,298         591,236



Pursuant to Section 852 of the Internal Revenue Code, as amended, each Series hereby designates the long-term capital gains disclose above as capital gain for its taxable year ended October 31, 2002.



The tax basis components of distributable earnings and the federal tax cost as of October 31, 2002 were as follows:





                               Defensive        Blended            Blended           Maximum
                                 Series      Asset Series I    Asset Series II    Horizon Series
                              ------------  ----------------  -----------------  ----------------
Unrealized appreciation       $   587,739   $     1,768,529   $      5,408,701   $     1,828,529
Unrealized depreciation          (203,312)       (4,509,590)       (20,794,976)      (12,645,782)
                              ------------  ----------------  -----------------  ----------------

Net unrealized appreciation
  (depreciation)                  384,427        (2,741,061)       (15,386,275)      (10,817,253)
Undistributed ordinary
  income                          188,777           498,230          1,573,546           383,741
Capital loss carryover                  -          (818,716)        (4,334,814)       (4,645,723)
Cost for federal income
  tax purposes                $11,717,219   $    51,009,691   $    176,427,177   $    74,778,798



The capital loss carryovers, disclosed above, available to the extent allowed by tax law to offset future net capital gain, if any, each expire on October 31, 2010.

9.  SUBSEQUENT  EVENT

On December 10, 2002, the Directors approved the following name changes for Defensive Series, Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series: Pro-Blend Conservative Term Series, Pro-Blend Moderate Term
Series, Pro-Blend Extended Term Series and Pro-Blend Maximum Term Series, respectively. The name changes were filed with the Securities and Exchange Commission on December 13, 2002, to become effective December 17, 2002.

Report  of  Independent  Accountants

TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF - PRO-BLEND CONSERVATIVE TERM SERIES, PRO-BLEND MODERATE TERM SERIES, PRO-BLEND EXTENDED TERM SERIES AND PRO-BLEND MAXIMUM TERM SERIES (FORMERLY DEFENSIVE SERIES, BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, AND MAXIMUM HORIZON SERIES, RESPECTIVELY):

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Defensive Series, Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series (each a Series of Exeter Fund, Inc., hereafter collectively referred to as the "Series") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Series for the period ended October 31, 1998 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those financial highlights.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  16,  2002

DIRECTORS'  &  OFFICERS'  INFORMATION


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov).



NAME:                                               William Manning
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                65
CURRENT POSITION(S) HELD WITH FUND:                 President
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, Director & Co-founder, Manning & Napier Advisors, Inc
                                                    President, Founder, CEO, Treasurer & Member of various subsidiaries
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      KSDS, Inc.
                                                    Kent Displays, Inc.
                                                    Manning Leasing dba Williams International Air
                                                    Manning Ventures, Inc.
                                                    Mount Union College
                                                    NCADD
                                                    Symantix Corp.
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               B. Reuben Auspitz*
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                55
CURRENT POSITION(S) HELD WITH FUND:                 Principal Executive Officer, Vice President, Chairman & Director,
                                                    Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Executive Vice President & Director, Manning & Napier Advisors, Inc.
                                                    President & Director, Manning & Napier Investor Services, Inc.
                                                    Holds one or more of the following titles for various subsidiaries and affiliates: Director, Chairman, Treasurer or Member
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Exeter Trust Co.
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Martin Birmingham
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                81
CURRENT POSITION(S) HELD WITH FUND:                 Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------

NAME:                                               Harris H. Rusitzky
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                67
CURRENT POSITION(S) HELD WITH FUND:                 Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Since 1985
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        President, The Greening Group (business consultants)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      N/A
-----------------------------------------------------------------------------------------------------------------------

DIRECTORS'  &  OFFICERS'  INFORMATION


NAME:                                                  Peter L. Faber
ADDRESS:                                               1100 Chase Square
                                                       Rochester, NY 14604
AGE:                                                   64
CURRENT POSITION(S) HELD WITH FUND:                    Director
TERM OF OFFICE & LENGTH OF TIME SERVED:                N/A - Since 1987
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:           Partner, McDermott, Will & Emery (law firm)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:     25**
                                                       New York City Partnership & Chamber of
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:         Commerce, Inc.
-----------------------------------------------------------------------------------------------------------------------

NAME:                                                  Stephen B. Ashley
ADDRESS:                                               1100 Chase Square
                                                       Rochester, NY 14604
AGE:                                                   62
CURRENT POSITION(S) HELD WITH FUND:                    Director, Audit Committee Member
TERM OF OFFICE & LENGTH OF TIME SERVED:                N/A - Since 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:           Chairman, Director, President & Chief Executive Officer,
                                                       The Ashley Group (property management and investment)
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:     25 **
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:         Genesee Corp.
                                                       The Ashley Group
                                                       Fannie Mae
-----------------------------------------------------------------------------------------------------------------------

NAME:                                                  Christine Glavin
ADDRESS:                                               1100 Chase Square
                                                       Rochester, NY 14604
AGE:                                                   36
CURRENT POSITION(S) HELD WITH FUND:                    Principal Financial Officer, Chief Financial & Accounting Officer,
                                                       Treasurer
TERM OF OFFICE & LENGTH OF TIME SERVED:                N/A - Since 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:           Fund Accounting Manager, Manning & Napier Advisors, Inc
                                                       Chief Financial & Accounting Officer, Treasurer
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:     25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:         N/A
-----------------------------------------------------------------------------------------------------------------------

NAME:                                                  Jodi L. Hedberg
ADDRESS:                                               1100 Chase Square
                                                       Rochester, NY 14604
AGE:                                                   34
CURRENT POSITION(S) HELD WITH FUND:                    Corporate Secretary
TERM OF OFFICE & LENGTH OF TIME SERVED:                N/A - Since 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:           Compliance Manager, Manning & Napier Advisors, Inc. & Affiliates
                                                       Corporate Secretary
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:     25**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:         N/A
-----------------------------------------------------------------------------------------------------------------------



*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor.

**Includes  portfolios  of  Exeter  Insurance  Fund,  Inc.
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